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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:         October 31, 2010

Date of reporting period:       July 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

COMMON STOCKS - 86.6%	Shares	Value
Consumer Discretionary - 11.0%
Auto Components - 1.4%
Amerigon, Inc. (a)	22,034	$218,137
Autoliv, Inc. (a)	10,100	580,144
BorgWarner, Inc. (a)	300	13,158
China XD Plastics Company Ltd. (a)	8,275	54,449
Dana Holding Corporation (a)	51,760	614,909
Dorman Products, Inc. (a)	3,437	80,220
Drew Industries, Inc. (a)	57,102	1,206,565
Exide Technologies (a)	53,404	321,492
Federal-Mogul Corporation (a) (b)	129,287	2,319,409
Gentex Corporation (b)	35,756	689,018
Goodyear Tire & Rubber Company (The) (a) (b)	332,905	3,552,096
Hawk Corporation - Class A (a)	9,097	265,905
Lear Corporation (a)	1,300	101,621
Modine Manufacturing Company (a) (b)	210,551	2,137,093
SORL Auto Parts, Inc. (a)	54,599	462,453
Spartan Motors, Inc.	64,900	278,421
Standard Motor Products, Inc.	48,714	477,397
Stoneridge, Inc. (a)	27,305	292,437
Tenneco, Inc. (a)	36,311	1,002,184
Tongxin International Ltd. (a)	1,714	6,959
TRW Automotive Holdings Corporation (a)	20,100	705,309
		15,379,376
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	5,180	54,131

Distributors - 0.0%
Audiovox Corporation (a)	21,259	158,380
Genuine Parts Company	1,100	47,113
		205,493
Diversified Consumer Services - 1.2%
Capella Education Company (a)	7,854	729,794
Career Education Corporation (a)	2,800	68,404
China Education Alliance, Inc. (a)	41,208	163,596
ChinaCast Education Corporation (a)	85,891	587,495
Coinstar, Inc. (a)	20,900	950,950
Collectors Universe, Inc.	4,477	58,335
CPI Corporation (b)	72,176	1,792,852
DeVry, Inc.	3,400	182,920
Education Management Corporation (a)	10,990	173,532
Hillenbrand, Inc. (b)	84,563	1,867,997
ITT Educational Services, Inc. (a)	37,220	3,005,143
Jackson Hewitt Tax Service, Inc. (a)	26,536	29,455
Lincoln Educational Services Corporation (a)	18,426	388,604
Matthews International Corporation - Class A	2,300	83,053
National American University Holdings, Inc.	300	2,211
Princeton Review, Inc. (The) (a)	16,460	40,985
Service Corporation International (b)	267,387	2,278,137
Steiner Leisure Ltd. (a)	6,094	259,056

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Consumer Discretionary - 11.0% (Continued)
Diversified Consumer Services - 1.2% (Continued)
Stonemor Partners, L.P.	21,572	$523,768
		13,186,287
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	21,893	207,327
Ameristar Casinos, Inc.	32,766	517,047
Bally Technologies, Inc. (a)	2,505	80,911
Biglari Holdings, Inc. (a)	112	32,536
Bluegreen Corporation (a)	5,061	14,930
Bob Evans Farms, Inc.	6,164	161,620
Boyd Gaming Corporation (a)	35,200	297,792
Brinker International, Inc.	23,500	369,420
Burger King Holdings, Inc.	101,823	1,759,501
California Pizza Kitchen, Inc. (a)	51,480	923,551
Carrols Restaurant Group, Inc. (a)	14,411	74,649
Cedar Fair, L.P. (b)	36,517	492,979
Chipotle Mexican Grill, Inc. - Class A (a)	100	14,790
Choice Hotels International, Inc.	11,600	382,916
Churchill Downs, Inc.	2,552	92,816
Denny's Corporation (a) (b)	675,727	1,810,948
Domino's Pizza, Inc. (a)	38,660	494,461
Einstein Noah Restaurant Group, Inc. (a) (b)	30,651	356,165
Gaylord Entertainment Company (a)	3,800	110,162
Hyatt Hotels Corporation - Class A (a)	3,160	123,588
Interval Leisure Group, Inc. (a)	17,137	238,376
Isle of Capri Casinos, Inc. (a)	5,151	43,268
Jamba, Inc. (a)	188,446	378,776
Las Vegas Sands Corporation (a)	8,600	230,996
Luby's, Inc. (a)	12,596	65,499
Marcus Corporation	58,333	711,663
McCormick & Schmick's Seafood Restaurants, Inc. (a)	502	3,971
Monarch Casino & Resort, Inc. (a)	5,281	56,243
O'Charley's, Inc. (a)	43,082	300,282
Orient-Express Hotels Ltd. - Class A (a)	3,200	29,152
Papa John's International, Inc. (a)	6,175	156,413
Penn National Gaming, Inc. (a) (b)	94,800	2,596,572
Pinnacle Entertainment, Inc. (a)	124,160	1,347,136
Red Lion Hotels Corporation (a)	9,415	70,142
Rick's Cabaret International, Inc. (a)	26,000	199,940
Rubio's Restaurants, Inc. (a)	14,775	127,952
Ruby Tuesday, Inc. (a)	32,700	334,194
Ruth's Hospitality Group, Inc. (a)	72,937	294,665
Shuffle Master, Inc. (a)	52,500	461,475
Six Flags Entertainment Corporation (a)	374	12,144
Sonic Corporation (a)	38,300	337,040
Starbucks Corporation	100	2,485
Town Sports International Holdings, Inc. (a)	700	2,023
UniversalTravel Group (a)	107,270	662,929
Wendy's/Arby's Group, Inc. - Class A (b)	679,835	2,964,081
WMS Industries, Inc. (a)	4,800	184,848

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Consumer Discretionary - 11.0% (Continued)
Hotels, Restaurants & Leisure - 1.9% (Continued)
Wynn Resorts Ltd.	100	$8,768
		20,139,142
Household Durables - 0.8%
CSS Industries, Inc.	3,778	68,080
D.R. Horton, Inc.	23,000	253,460
Deer Consumer Products, Inc. (a)	44,595	362,111
Furniture Brands International, Inc. (a)	53,464	295,121
Harman International Industries, Inc. (a) (b)	75,500	2,295,955
Helen of Troy Ltd. (a)	15,760	377,610
Jarden Corporation (b)	69,300	2,006,235
Kid Brands, Inc. (a)	74,114	616,628
La-Z-Boy, Inc. (a)	51,000	436,560
Lennar Corporation - Class A	15,700	231,889
Lifetime Brands, Inc. (a)	10,152	149,133
M/I Homes, Inc. (a)	38,470	405,858
Meritage Homes Corporation (a)	9,140	160,681
National Presto Industries, Inc.	1,349	137,585
NIVS IntelliMedia Technology Group, Inc. (a)	113,534	254,316
Pulte Homes, Inc. (a)	13,301	116,783
Standard Pacific Corporation (a)	148,633	594,532
Universal Electronics, Inc. (a)	9,305	163,396
		8,925,933
Internet & Catalog Retail - 0.1%
1-800-FLOWERS.COM, Inc. - Class A (a)	1,000	2,230
drugstore.com, inc. (a)	121,562	335,511
Gaiam, Inc. - Class A	700	4,200
Orbitz Worldwide, Inc. (a)	54,055	243,788
SinoCoking Coal and Coke Chemicals Industries, Inc. - Class A (a)	1,893	30,269
U.S. Auto Parts Network, Inc. (a)	26,742	179,172
ValueVision Media, Inc. (a)	204	373
		795,543
Leisure Equipment & Products - 0.2%
Brunswick Corporation	54,000	913,680
Hasbro, Inc.	100	4,215
LeapFrog Enterprises, Inc. (a)	68,098	345,938
Nautilus, Inc. (a)	21,743	43,051
Smith & Wesson Holding Corporation (a)	84,560	325,556
Sport Supply Group, Inc. (b)	25,419	344,173
Steinway Musical Instruments, Inc. (a)	1,069	20,824
Summer Infant, Inc. (a)	1,409	10,483
		2,007,920
Media - 1.7%
Alloy, Inc. (a)	29,152	276,652
Ascent Media Corporation - Class A (a)	1,504	41,811
Ballantyne Strong, Inc. (a)	1,818	14,035
Belo Corporation - Class A (a)	9,660	58,443
Cablevision Systems Corporation - Class A	1,300	35,633

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Consumer Discretionary - 11.0% (Continued)
Media - 1.7% (Continued)
Carmike Cinemas, Inc. (a)	31,534	$230,514
CBS Corporation - Class B	100	1,478
China MediaExpress Holdings, Inc. (a)	32,807	336,928
China Yida Holding Company (a)	100	1,221
Cinemark Holdings, Inc. (b)	173,665	2,533,772
CKX, Inc. (a)	43,410	227,468
Comcast Corporation - Class A	47,300	920,931
CTC Media, Inc.	43,500	784,305
Dex One Corporation (a)	20,374	369,177
Discovery Communiations, Inc. (a)	100	3,861
E.W. Scripps Company (The) - Class A (a)	20,009	157,271
Emmis Communications Corporation - Class A (a)	200	392
Fisher Communications, Inc. (a)	439	7,770
Global Sources Ltd. (a)	16,362	141,695
Harte-Hanks, Inc.	28,485	321,311
IMAX Corporation (a)	21,200	327,964
interCLICK, Inc. (a)	5,835	22,640
Knology, Inc. (a)	8,437	95,338
Liberty Global, Inc. - Class A (a)	4,000	117,000
Liberty Media - Starz - Series A (a) (b)	35,774	1,963,635
LIN TV Corporation - Class A (a)	7,618	44,565
Lions Gate Entertainment Corporation (a)	71,080	469,128
Live Nation Entertainment, Inc. (a)	12,900	119,067
Madison Square Garden, Inc. - Class A (a) (b)	59,356	1,142,009
MDC Partners, Inc.	21,251	262,025
Mediacom Communications Corporation (a) (b)	53,132	389,989
Meredith Corporation	21,100	669,925
National CineMedia, Inc.	17,300	310,362
New York Times Company (The) - Class A (a)	28,731	251,109
Playboy Enterprises, Inc. (a) (b)	230,924	1,249,299
RCN Corporation (a)	92,811	1,386,596
Sirius XM Radio, Inc. (a)	287,394	296,016
Spanish Broadcasting System, Inc. (a)	1,300	1,469
SuperMedia, Inc. (a)	27,680	583,771
Time Warner, Inc.	100	3,146
Valassis Communications, Inc. (a)	5,800	200,506
Value Line, Inc.	212	2,947
Virgin Media, Inc.	38,200	822,446
Warner Music Group Corporation (a) (b)	277,495	1,301,452
		18,497,072
Multi-Line Retail - 0.3%
Dollar Tree, Inc. (a)	123	5,451
Retail Ventures, Inc. (a) (b)	216,743	2,100,240
Tuesday Morning Corporation (a)	89,265	389,195
		2,494,886
Specialty Retail - 1.7%
A.C. Moore Arts & Crafts, Inc. (a)	600	1,476
Advance Auto Parts, Inc.	500	26,765
American Eagle Outfitters, Inc.	94,500	1,163,295

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Consumer Discretionary - 11.0% (Continued)
Specialty Retail - 1.7% (Continued)
America's Car-Mart, Inc. (a)	18,008	$419,226
Asbury Automotive Group, Inc. (a)	70,507	949,024
AutoChina International Ltd. (a)	4,497	127,355
Big 5 Sporting Goods Corporation	22,020	302,555
Borders Group, Inc. (a) (b)	255,877	340,317
Brown Shoe Company, Inc. (b)	70,961	1,037,450
Casual Male Retail Group, Inc. (a)	97,026	335,710
Cato Corporation (The) - Class A	12,408	288,858
Charming Shoppes, Inc. (a)	31,613	141,626
Chico's FAS, Inc.	7,500	70,275
Children's Place Retail Stores, Inc. (The) (a)	8,400	351,540
Christopher & Banks Corporation	79,358	586,456
Citi Trends, Inc. (a)	9,703	304,577
Express, Inc. (a)	36,040	632,502
Finish Line, Inc. (The) - Class A	100	1,431
Foot Locker, Inc.	13,100	178,029
Genesco, Inc. (a)	7,523	205,303
Hastings Entertainment, Inc. (a)	496	3,596
hhgregg, Inc. (a)	700	14,203
Hot Topic, Inc.	12,400	65,596
Kirkland's, Inc. (a) (b)	143,590	2,420,927
MarineMax, Inc. (a)	22,123	168,135
Midas, Inc. (a)	24	211
New York & Company, Inc. (a)	165,635	369,366
Office Depot, Inc. (a)	59,726	258,016
OfficeMax, Inc. (a)	6,800	97,172
O'Reilly Automotive, Inc. (a)	5,400	266,112
Pep Boys - Manny, Moe & Jack (The) (b)	136,849	1,313,751
Pier 1 Imports, Inc. (a)	43,900	306,861
RadioShack Corporation	17,880	385,135
Ross Stores, Inc.	100	5,266
rue21, inc. (a) (b)	4,208	127,629
Sally Beauty Holdings, Inc. (a)	13,000	122,980
Shoe Carnival, Inc. (a) (b)	56,299	1,185,094
Signet Jewelers Ltd. (a) (b)	77,344	2,302,531
Stage Stores, Inc.	20,234	222,574
Stein Mart, Inc. (a)	11,948	92,239
Systemax, Inc. (a)	8,778	143,608
Tractor Supply Company	1,300	90,363
TravelCenters of America, Inc. (a)	7,551	20,463
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	200	5,052
Vitamin Shoppe, Inc. (a)	11,660	318,551
West Marine, Inc. (a)	5,105	52,990
Wet Seal, Inc. (The) - Class A (a) (b)	193,180	652,948
Zale Corporation (a)	1,084	1,908
		18,477,047
Textiles, Apparel & Luxury Goods - 1.7%
American Apparel, Inc. (a)	196,760	316,784
Carter's, Inc. (a) (b)	97,234	2,356,952

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Consumer Discretionary - 11.0% (Continued)
Textiles, Apparel & Luxury Goods - 1.7% (Continued)
Coach, Inc.	100	$3,697
Columbia Sportswear Company	7,419	363,605
Culp, Inc. (a)	22,360	232,991
Deckers Outdoor Corporation (a)	200	10,178
Iconix Brand Group, Inc. (a)	31,100	511,906
Kenneth Cole Productions, Inc. (a)	18,905	253,894
LJ International, Inc. (a)	200	566
Maidenform Brands, Inc. (a)	42,381	1,052,320
Movado Group, Inc. (a)	3,400	38,624
Oxford Industries, Inc.	17,950	402,080
Perry Ellis International, Inc. (a) (b)	61,067	1,367,290
Quiksilver, Inc. (a) (b)	1,037,826	4,639,082
Rocky Brands, Inc. (a)	502	4,001
Skechers U.S.A., Inc. - Class A (a)	10,821	401,351
Steven Madden Ltd. (a) (b)	64,478	2,490,785
Timberland Company (The) (a)	23,100	407,022
Unifi, Inc. (a)	16,132	63,238
Warnaco Group, Inc. (The) (a) (b)	83,100	3,471,087
		18,387,453
Consumer Staples - 2.9%
Beverages - 0.4%
Boston Beer Company, Inc. (The) - Class A (a)	800	55,488
Brown-Forman Corporation - Class B	600	37,926
Central European Distribution Corporation (a) (b)	80,657	2,102,728
Coca-Cola Bottling Company Consolidated	7,349	379,209
Constellation Brands, Inc. - Class A (a) (b)	28,100	479,386
Cott Corporation (a)	70,400	418,176
Heckmann Corporation (a)	53,313	241,508
National Beverage Corporation (a)	36,392	517,494
		4,231,915
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	4,440	152,603
BJ's Wholesale Club, Inc. (a)	9,700	441,835
Ingles Markets, Inc. - Class A	1,438	23,382
Nash Finch Company	2,068	81,314
Pantry, Inc. (The) (a)	26,700	480,600
PriceSmart, Inc.	12,450	348,600
QKL Stores, Inc. (a)	300	1,398
Rite Aid Corporation (a)	568,406	562,153
SUPERVALU, Inc.	134,800	1,520,544
Susser Holdings Corporation (a)	33,389	401,002
United Natural Foods, Inc. (a)	6,000	202,380
Weis Markets, Inc.	2,198	78,798
Winn-Dixie Stores, Inc. (a)	17,800	174,618
		4,469,227
Food Products - 1.1%
American Lorain Corporation (a)	1,000	2,840
B&G Foods, Inc. (b)	113,279	1,299,310
Campbell Soup Company	100	3,590

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Consumer Staples - 2.9% (Continued)
Food Products - 1.1% (Continued)
China Marine Food Group Ltd. (a)	107,211	$519,973
Corn Products International, Inc. (b)	101,505	3,384,177
Darling International, Inc. (a) (b)	49,750	405,960
Dean Foods Company (a)	69,919	801,272
General Mills, Inc.	56,400	1,928,880
Hormel Foods Corporation	100	4,292
J & J Snack Foods Corporation	4,176	174,181
J.M. Smucker Company (The)	500	30,715
John B. Sanfilippo & Son, Inc. (a)	1,763	24,753
McCormick & Co., Inc.	100	3,933
Pilgrim's Pride Corporation (a) (b)	133,800	916,530
Ralcorp Holdings, Inc. (a) (b)	30,100	1,757,840
Reddy Ice Holdings, Inc. (a)	1,101	3,853
SkyPeople Fruit Juice, Inc. (a)	18,670	107,539
Smart Balance, Inc. (a)	6,727	25,697
SunOpta, Inc. (a)	67,090	337,463
Yuhe International, Inc. (a)	200	1,880
Zhongpin, Inc. (a)	24,200	356,224
		12,090,902
Household Products - 0.2%
Cellu Tissue Holdings, Inc. (a)	2,815	24,096
Central Garden & Pet Company (a)	1,700	17,697
Central Garden & Pet Company - Class A (a)	15,619	157,908
Church & Dwight Company, Inc.	100	6,627
Oil-Dri Corporation of America	2,324	50,849
Orchids Paper Products Company (a)	1,268	18,323
Spectrum Brands Holdings, Inc. (a) (b)	16,400	475,600
WD-40 Company	24,310	883,912
		1,635,012
Personal Products - 0.8%
Alberto-Culver Company	31,283	915,654
Elizabeth Arden, Inc. (a)	18,380	285,441
Inter Parfums, Inc. (b)	101,514	1,771,419
Medifast, Inc. (a)	6,400	193,536
NBTY, Inc. (a)	43,000	2,317,270
Nu Skin Enterprises, Inc. - Class A	20,431	581,875
Nutraceutical International Corporation (a)	15,039	236,864
Prestige Brands Holdings, Inc. (a)	53,179	437,131
Revlon, Inc. (a) (b)	119,127	1,493,853
		8,233,043
Tobacco - 0.0%
Alliance One International, Inc. (a)	96,251	362,866
Reynolds American, Inc.	700	40,474
		403,340
Energy - 6.6%
Energy Equipment & Services - 2.3%
Allis-Chalmers Energy, Inc. (a)	167,210	436,418
Baker Hughes, Inc.	5,300	255,831

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Energy - 6.6% (Continued)
Energy Equipment & Services - 2.3% (Continued)
Basic Energy Services, Inc. (a)	24,200	$226,754
Cameron International Corporation (a)	100	3,959
CARBO Ceramics, Inc.	3,300	264,660
Complete Production Services, Inc. (a)	185,116	3,563,483
Diamond Offshore Drilling, Inc.	27,900	1,659,771
Dresser-Rand Group, Inc. (a) (b)	99,200	3,691,232
Dril-Quip, Inc. (a) (b)	34,900	1,824,572
ENGlobal Corporation (a)	500	1,115
Exterran Holdings, Inc. (a)	3,780	100,813
Exterran Partners, L.P.	8,899	226,391
Geokinetics, Inc. (a)	4,228	18,645
Global Geophysical Services, Inc. (a)	400	2,896
Global Industries Ltd. (a)	20,200	95,748
Helix Energy Solutions Group, Inc. (a)	122,571	1,150,942
Hercules Offshore, Inc. (a) (b)	253,848	644,774
ION Geophysical Corporation (a) (b)	364,320	1,599,365
Lufkin Industries, Inc.	200	8,222
Natural Gas Services Group, Inc. (a)	5,730	94,831
Newpark Resources, Inc. (a)	138,820	1,109,172
North American Energy Partners, Inc. (a)	65,300	630,798
Oil States International, Inc. (a)	100	4,594
OMNI Energy Services Corporation (a)	57,200	153,868
OYO Geospace Corporation (a)	768	41,103
Patterson-UTI Energy, Inc.	40,600	667,058
Rowan Companies, Inc. (a)	500	12,630
RPC, Inc.	73,703	1,229,366
SEACOR Holdings, Inc. (a)	4,200	347,844
Superior Energy Services, Inc. (a) (b)	152,912	3,484,864
T-3 Energy Services, Inc. (a)	2,142	54,321
TETRA Technologies, Inc. (a)	32,548	339,150
Union Drilling, Inc. (a) (b)	56,156	333,005
Vantage Drilling Company (a)	174,100	231,553
Willbros Group, Inc. (a)	19,018	174,015
		24,683,763
Oil, Gas & Consumable Fuels - 4.3%
Abraxas Petroleum Corporation (a) (b)	201,337	593,944
Advantage Oil & Gas Ltd. (a)	200	1,260
Alliance Holdings GP, L.P.	6,282	239,972
Approach Resources, Inc. (a) (b)	137,786	928,678
Atlas Pipeline Holdings, L.P. (a)	65,850	588,699
Atlas Pipeline Partners, L.P. (a)	126,036	2,273,689
Bill Barrett Corporation (a)	800	28,304
BP Prudhoe Bay Royalty Trust	100	9,533
Breitburn Energy Partners, L.P.	33,878	531,207
Buckeye GP Holdings, L.P.	3,590	150,134
Buckeye Partners, L.P.	700	44,429
Callon Petroleum Company (a)	12,436	71,756
Calumet Specialty Products Partners, L.P.	23,323	429,143
CAMAC Energy, Inc. (a)	88,055	316,998

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Energy - 6.6% (Continued)
Oil, Gas & Consumable Fuels - 4.3% (Continued)
Capital Product Partners, L.P.	33,576	$301,177
Cheniere Energy Partners, L.P.	12,200	215,696
China North East Petroleum Holdings Ltd. (a) (c)	21,893	54,733
Cimarex Energy Company	100	6,887
Clayton Williams Energy, Inc. (a)	1,465	65,207
Clean Energy Fuels Corporation (a)	10,100	190,688
Cobalt International Energy, Inc. (a)	13,900	116,204
Comstock Resources, Inc. (a)	2,162	54,720
Concho Resources, Inc. (a)	200	11,996
Continental Resources, Inc. (a)	240	10,927
Crimson Exploration, Inc. (a)	33,760	104,656
Cross Timbers Royalty Trust	7,381	257,597
Crosstex Energy, Inc. (a)	19,100	147,834
Crude Carriers Corporation (a)	5,653	98,814
CVR Energy, Inc. (a)	22,000	178,200
DCP Midstream Partners, L.P.	6,105	218,559
Delta Petroleum Corporation (a)	26,140	21,304
Dorchester Minerals, L.P.	16,529	426,118
Duncan Energy Partners, L.P.	3,500	97,195
Eastern American Natural Gas Trust	2,349	52,993
El Paso Corporation	350	4,312
Enbridge Energy Management, LLC (a)	8,314	447,687
Enbridge Energy Partners, L.P.	3,933	213,405
Enbridge, Inc.	100	4,864
Encore Energy Partners, L.P.	35,138	702,760
Energy Partners Ltd. (a)	9,535	121,953
Energy Transfer Equity, L.P.	3,200	113,792
Energy Transfer Partners, L.P.	3,600	182,088
Enterprise GP Holdings, L.P.	200	10,144
Enterprise Products Partners, L.P.	2,700	102,033
EOG Resources, Inc.	100	9,750
Equal Energy Trust (a)	401	2,304
EV Energy Partners, L.P. (b)	33,093	1,230,067
EXCO Resources, Inc.	16,700	242,317
Frontier Oil Corporation	6,400	78,656
Frontline Ltd.	2,100	64,260
FX Energy, Inc. (a)	6,695	23,566
Gastar Exploration Ltd. (a)	16,149	66,049
General Maritime Corporation (b)	397,377	2,221,337
Genesis Energy, L.P.	28,694	590,810
GeoResources, Inc. (a) (b)	114,087	1,691,910
Global Partners, L.P.	18,659	468,714
Goodrich Petroleum Corporation (a)	15,760	196,054
Green Plains Renewable Energy, Inc. (a) (b)	65,019	602,076
Gulfport Energy Corporation (a)	72,016	940,529
Holly Corporation	9,500	253,935
Holly Energy Partners, L.P.	12,663	586,170
Hugoton Royalty Trust (b)	17,200	360,340
Hyperdynamics Corporation (a)	100	115

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Energy - 6.6% (Continued)
Oil, Gas & Consumable Fuels - 4.3% (Continued)
International Coal Group, Inc. (a)	152,022	$684,099
Ivanhoe Energy, Inc. (a)	138,620	274,468
Kinder Morgan Energy Partners, L.P.	700	47,859
K-Sea Transportation Partners, L.P.	22,096	148,043
L & L Energy, Inc. (a)	3,722	42,245
Legacy Reserves, L.P.	15,778	386,561
Linn Energy, LLC	19,600	601,524
Magellan Midstream Partners, L.P.	2,700	131,895
Magellan Petroleum Corporation (a)	6,842	12,658
Marathon Oil Corporation	100	3,345
MarkWest Energy Partners, L.P.	4,100	142,762
Martin Midstream Partners, L.P.	18,804	623,729
McMoRan Exploration Company (a)	25,097	261,260
Mesa Royalty Trust	80	3,596
MV Oil Trust	18,902	538,707
Natural Resource Partners, L.P.	4,400	113,124
Newfield Exploration Company (a)	100	5,346
Niska Gas Storage Partners, LLC (a)	8,075	154,959
North European Oil Royalty Trust	200	5,312
NuStar Energy, L.P.	800	48,784
NuStar GP Holdings, LLC	4,143	126,154
ONEOK Partners, L.P.	1,455	100,220
PAA Natural Gas Storage, L.P.	12,000	309,960
Pacific Ethanol, Inc. (a)	5,798	3,362
Peabody Energy Corporation	500	22,575
Penn Virginia GP Holdings, L.P.	41,529	820,198
Penn Virginia Resource Partners, L.P.	24,986	603,412
Permian Basin Royalty Trust	15,039	287,696
Petroleum Development Corporation (a)	178,916	5,213,612
PetroQuest Energy, Inc. (a)	60,584	402,278
Pioneer Natural Resources Company	100	5,792
Pioneer Southwest Energy Partners, L.P. (b)	24,250	629,288
Plains All American Pipeline, L.P.	800	49,144
Plains Exploration & Production Company (a)	39,930	900,422
Quicksilver Gas Services, L.P.	13,065	289,390
Quicksilver Resources, Inc. (a)	16,140	203,203
RAM Energy Resources, Inc. (a)	1,400	2,660
Regency Energy Partners, L.P.	6,700	175,540
REX American Resources Corporation (a)	231	3,708
Rosetta Resources, Inc. (a)	676	14,919
Sabine Royalty Trust	12,605	663,527
Ship Finance International Ltd.	1,000	19,060
Southern Union Company (b)	104,907	2,367,751
Sunoco Logistics Partners, L.P.	1,444	110,553
Swift Energy Company (a)	14,600	378,578
TC Pipelines, L.P.	1,000	42,330
Teekay Corporation (b)	82,436	2,276,882
Teekay Offshore Partners, L.P.	14,650	337,243
Teekay Tankers Ltd. - Class A	22,166	295,694

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Energy - 6.6% (Continued)
Oil, Gas & Consumable Fuels - 4.3% (Continued)
Toreador Resources Corporation (a)	11,785	$86,856
TransAtlantic Petroleum Ltd. (a)	13,707	43,314
Transglobe Energy Corporation (a)	58,080	437,923
TransMontaigne Partners, L.P.	24,119	773,496
Tsakos Energy Navigation Ltd. (b)	27,000	399,060
VAALCO Energy, Inc. (a)	15,228	90,911
Vanguard Natural Resources, LLC	43,561	1,106,014
Venoco, Inc. (a)	55,200	1,038,864
W&T Offshore, Inc.	14,420	132,808
Warren Resources, Inc. (a)	40,203	126,237
Western Gas Partners, L.P.	28,440	681,422
Williams Pipeline Partners, L.P.	16,210	558,110
		46,731,690
Financials - 15.7%
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (a)	200	14,166
Ares Capital Corporation (b)	140,900	1,974,009
Artio Global Investors, Inc.	21,700	348,719
BlackRock Kelso Capital Corporation (b)	266,470	2,843,235
Blackstone Group, L.P. (The)	35,120	391,588
Calamos Asset Management, Inc. - Class A (b)	186,152	1,935,981
Cowen Group, Inc. (a)	37,855	157,477
Duff & Phelps Corporation	70,041	759,244
E*TRADE Financial Corporation (a)	222,100	3,249,323
Epoch Holding Corporation	2,392	29,780
Federated Investors, Inc. - Class B	11,600	246,152
Fifth Street Finance Corporation	109,800	1,192,428
Financial Engines, Inc. (a)	15,493	226,972
Fortress Investment Group, LLC - Class A (a) (b)	212,560	763,090
GAMCO Investors, Inc. - Class A	949	38,188
GFI Group, Inc. (b)	382,530	2,253,102
Gleacher & Company, Inc. (a)	204,758	409,516
GLG Partners, Inc. (a)	10,500	46,305
Golub Capital BDC, Inc.	3,582	50,256
Harris & Harris Group, Inc. (a)	17,029	69,308
Hercules Technology Growth Capital, Inc.	46,600	487,436
HFF, Inc. - Class A (a)	28,170	246,769
Investment Technology Group, Inc. (a)	50,600	794,926
Janus Capital Group, Inc. (b)	256,300	2,686,024
JMP Group, Inc.	9,953	70,169
Legg Mason, Inc.	100	2,889
Main Street Capital Corporation	25,566	420,049
MCG Capital Corporation (b)	443,506	2,567,900
MF Global Holdings Ltd. (a)	123,842	796,304
Oppenheimer Holdings, Inc.	2,780	79,591
PennantPark Investment Corporation	15,980	167,950
Piper Jaffray Companies, Inc. (a)	40,020	1,248,224
Prospect Capital Corporation	19,100	185,461
Rodman & Renshaw Capital Group, Inc. (a)	1,200	3,576

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Capital Markets - 2.7% (Continued)
Safeguard Scientifics, Inc. (a)	13,821	$175,112
SEI Investments Company	9,000	172,620
Solar Capital Ltd.	36,855	759,950
TICC Capital Corporation	9,683	84,920
TradeStation Group, Inc. (a)	42,620	272,342
U.S. Global Investors, Inc.	40,654	245,144
Virtus Investment Partners, Inc. (a)	4,808	124,046
W.P. Carey & Company, LLC	900	27,450
		28,617,691
Commercial Banks - 2.1%
1st Source Corporation	603	11,089
1st United Bancorp, Inc. (a)	4,300	31,992
Arrow Financial Corporation	1,510	38,082
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR (b)	128,912	1,594,641
Bancorp, Inc. (The) (a)	5,480	41,374
Banner Corporation	497,600	1,169,360
BOK Financial Corporation	2,000	97,420
Camden National Corporation	10	313
CapitalSource, Inc. (b)	514,181	2,766,294
Cardinal Financial Corporation	11,004	112,461
Center Financial Corporation (a) (b)	125,520	648,938
CenterState Banks, Inc.	16,277	143,563
Central Jersey Bancorp (a)	9,900	72,468
Central Pacific Financial Corporation (a)	800	1,328
Commerce Bancshares, Inc. (b)	70,151	2,746,412
Community Trust Bancorp, Inc.	1,182	32,481
Credicorp Ltd.	100	9,772
Cullen/Frost Bankers, Inc.	3,300	182,193
Danvers Bancorp, Inc.	9,628	157,899
Eagle Bancorp, Inc. (a)	7,440	86,006
East West Bancorp, Inc. (b)	113,747	1,773,316
Financial Institutions, Inc.	2,584	49,018
First BanCorp (North Carolina)	16	267
First BanCorp (Puerto Rico) (a)	1,098	620
First Financial Bancorporation	13,400	213,060
First Financial Corporation	115	3,263
First Horizon National Corporation (a)	11,100	127,317
First Interstate BancSystem, Inc.	4,278	56,897
Fulton Financial Corporation (b)	338,700	3,085,557
Hancock Holding Company	155	4,729
Hudson Valley Holding Corporation	6,482	125,492
Investors Bancorp, Inc. (a)	36,027	473,035
M&T Bank Corporation	200	17,468
MB Financial, Inc.	1,200	20,808
Metro Bancorporation, Inc. (a)	12,665	160,972
MidWestOne Financial Group, Inc.	295	4,422
Nara Bancorp, Inc. (a)	22,799	163,469
Old Point Financial Corporation	100	1,180

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Commercial Banks - 2.1% (Continued)
Peoples Bancorp, Inc.	2,348	$40,503
Popular, Inc. (a) (b)	910,037	2,611,806
PrivateBancorp, Inc.	11,500	142,255
Republic Bancorp, Inc. - Class A	5,121	126,898
Seacoast Banking Corporation of Florida (a)	2,000	2,720
Signature Bank (a)	11,600	445,904
Southwest Bancorp, Inc.	15,240	221,742
StellarOne Corporation	2,100	28,497
Sterling Bancorp	25,580	249,661
Sun Bancorp, Inc. (a)	14,017	74,851
SVB Financial Group (a)	6,115	264,107
Synovus Financial Corporation (b)	516,953	1,354,417
Union First Market Bankshares Corporation	2,637	37,445
United Community Banks, Inc. (a)	112,900	349,990
Washington Banking Company	7,387	106,447
West Bancorporation, Inc. (a)	379	2,536
West Coast Bancorp (a)	58,500	149,175
Wilmington Trust Corporation	40,700	412,698
		22,846,628
Consumer Finance - 0.5%
AmeriCredit Corporation (a)	30,500	735,355
Capital One Financial Corporation	200	8,466
Cardtronics, Inc. (a) (b)	201,100	2,604,245
Discover Financial Services, LLC	4,800	73,296
EZCORP, Inc. - Class A (a)	6,940	138,106
First Cash Financial Services, Inc. (a) (b)	62,480	1,498,270
First Marblehead Corporation (The) (a)	1,600	4,304
Nelnet, Inc. - Class A	16,873	340,160
Rewards Network, Inc. (a)	217	3,014
Student Loan Corporation (The)	19,656	493,366
		5,898,582
Diversified Financial Services - 0.6%
Asta Funding, Inc.	604	5,466
Bank of America Corporation	141,300	1,983,852
Compass Diversified Holdings, Inc.	46,588	702,081
Encore Capital Group, Inc. (a) (b)	116,966	2,573,252
Interactive Brokers Group, Inc. - Class A (a)	18,500	306,175
IntercontinentalExchange, Inc. (a)	100	10,562
KKR Financial Holdings, LLC	28,300	223,853
Liberty Acquisition Holdings Corporation (a)	200	1,990
MarketAxess Holdings, Inc.	34,941	496,861
Marlin Business Services Corporation (a)	7,379	82,498
Medallion Financial Corporation	200	1,402
PICO Holdings, Inc. (a)	1,600	50,144
		6,438,136
Insurance - 4.4%
Aflac, Inc.	1,600	78,704
Alleghany Corporation (a)	113	33,925
Allied World Assurance Company Holdings Ltd. (b)	50,151	2,498,523

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Insurance - 4.4% (Continued)
Alterra Capital Holdings Ltd. (b)	103,500	$2,002,725
Ambac Financial Group, Inc. (a)	907,089	757,510
American Financial Group, Inc. (b)	120,295	3,545,094
American National Insurance Company	2,810	219,967
American Physicians Capital, Inc. (b)	52,224	2,138,573
American Safety Insurance Holdings Ltd. (a) (b)	32,731	540,061
AmTrust Financial Services, Inc.	21,328	273,638
Argo Group International Holdings Ltd.	3,152	98,153
Aspen Insurance Holdings Ltd. (b)	103,100	2,819,785
Berkley (W.R.) Corporation	5,500	148,555
Brown & Brown, Inc.	3,000	60,060
Cincinnati Financial Corporation	100	2,755
CNA Financial Corporation (a)	100	2,806
CNA Surety Corporation (a)	30,859	532,318
CNO Financial Group, Inc. (a)	38,340	205,886
Donegal Group, Inc.	300	3,528
EMC Insurance Group, Inc.	100	2,236
Employers Holdings, Inc.	26,189	406,977
Enstar Group, Inc. (The) (a)	300	21,819
Erie Indemnity Company - Class A (b)	50,649	2,483,320
FBL Financial Group, Inc. - Class A	11,494	260,799
Fidelity National Financial, Inc. - Class A	11,960	176,649
First Mercury Financial Corporation	28,260	323,860
Flagstone Reinsurance Holdings Ltd.	6,193	68,371
FPIC Insurance Group, Inc. (a)	2,008	59,336
Genworth Financial, Inc. - Class A (a)	85,100	1,155,658
Gerova Financial Group Ltd. (a)	5,839	40,523
Global Indemnity plc (a)	2,569	39,100
Greenlight Capital Re Ltd. - Class A (a)	544	14,030
Hallmark Financial Services, Inc. (a) (b)	112,850	1,144,299
Hanover Insurance Group, Inc. (The)	13,100	574,173
Harleysville Group, Inc.	6,058	190,706
HCC Insurance Holdings, Inc. (b)	81,800	2,136,616
Horace Mann Educators Corporation (b)	174,288	2,931,524
Infinity Property & Casualty Corporation	2,667	128,123
Kansas City Life Insurance Company	17,320	564,285
Loews Corporation	5,400	200,610
Maiden Holdings Ltd.	18,900	129,654
MBIA, Inc. (a)	23,140	200,855
Meadowbrook Insurance Group, Inc. (b)	275,649	2,524,945
Mercury General Corporation (b)	47,736	2,058,854
National Financial Partners Corporation (a)	5,200	55,796
National Western Life Insurance Company	230	35,457
Navigators Group, Inc. (The) (a)	1,994	85,004
NYMAGIC, Inc.	7,570	193,035
OneBeacon Insurance Group Ltd. (b)	67,290	1,069,238
Platinum Underwriters Holdings Ltd.	3,700	144,596
PMA Capital Corporation (a) (b)	101,708	682,461
Presidential Life Corporation	23,796	233,439

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Insurance - 4.4% (Continued)
Primerica, Inc. (a) (b)	29,701	$694,112
Protective Life Corporation (b)	79,800	1,794,702
Reinsurance Group of America, Inc.	4,400	211,112
Safety Insurance Group, Inc.	903	35,398
SeaBright Holdings, Inc. (b)	74,008	606,125
Selective Insurance Group, Inc.	3,984	61,991
State Auto Financial Corporation	16,106	253,347
Sun Life Financial, Inc.	500	14,060
Tower Group, Inc.	3,634	78,313
Transatlantic Holdings, Inc. (b)	34,100	1,630,321
Travelers Companies, Inc. (The)	100	5,045
United Fire & Casualty Company	3,919	84,023
Unitrin, Inc. (b)	119,606	3,323,851
Universal Insurance Holdings, Inc. (b)	82,434	329,736
Unum Group	100	2,282
Validus Holdings Ltd. (b)	68,400	1,699,056
		47,122,388
Real Estate Investment Trusts - 4.1%
Acadia Realty Trust	13,280	246,211
Agree Realty Corporation (b)	29,497	681,381
Apartment Investment & Management Company - Class A	7,400	158,878
Apollo Commercial Real Estate Finance, Inc.	4,412	74,563
Arbor Realty Trust, Inc. (a)	50,816	314,551
Associated Estates Realty Corporation	21,600	298,944
Brandywine Realty Trust (b)	213,300	2,423,088
Care Investment Trust, Inc.	14,134	126,075
Cedar Shopping Centers, Inc.	32,746	203,025
Chatham Lodging Trust (a)	1,340	20,328
Chesapeake Lodging Trust (a)	11,659	203,916
Chimera Investment Corporation	595,600	2,304,972
Cogdell Spencer, Inc. (b)	191,375	1,421,916
Colonial Properties Trust	14,248	229,678
Colony Financial, Inc.	4,454	79,548
CommonWealth REIT (b)	57,200	1,484,340
Cousins Properties, Inc.	62,870	430,660
CreXus Investment Corporation	12,172	146,794
Cypress Sharpridge Investments, Inc.	28,871	381,097
Duke Realty Corporation (b)	171,210	2,047,672
DuPont Fabros Technology, Inc.	1,100	27,764
Dynex Capital, Inc.	8,385	81,334
EastGroup Properties, Inc.	12,000	435,240
Education Realty Trust, Inc.	37,837	262,967
Excel Trust, Inc. (a)	8,949	102,377
FelCor Lodging Trust, Inc. (a) (b)	559,840	3,319,851
First Industrial Realty Trust, Inc. (a)	8,800	37,136
First Potomac Realty Trust	9,020	139,810
Getty Realty Corporation (b)	45,846	1,098,470
Gladstone Commercial Corporation	202	3,442

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Real Estate Investment Trusts - 4.1% (Continued)
Glimcher Realty Trust	83,320	$554,078
Government Properties Income Trust	9,680	269,007
Gramercy Capital Corporation (a)	179,400	258,336
Hersha Hospitality Trust (b)	390,838	1,985,457
Hospitality Properties Trust (b)	131,440	2,687,948
Inland Real Estate Corporation	36,200	300,460
Invesco Mortgage Capital, Inc.	8,952	182,173
Investors Real Estate Trust	93,145	788,938
Kite Realty Group Trust	49,288	228,696
LaSalle Hotel Properties (b)	121,000	2,870,120
LTC Properties, Inc. (b)	65,858	1,623,400
Mack-Cali Realty Corporation (b)	76,300	2,458,386
Monmouth Real Estate Investment Corporation - Class A	500	3,935
MPG Office Trust, Inc. (a)	80,500	252,770
New York Mortgage Trust, Inc.	100	639
Newcastle Investment Corporation (a)	38,155	101,492
Northstar Realty Finance Corporation	210,085	720,592
One Liberty Properties, Inc. (b)	33,745	525,072
Pebblebrook Hotel Trust (a)	10,593	193,746
Pennymac Mortgage Investment Trust (a)	5,146	85,166
Piedmont Office Realty Trust, Inc. - Class A	8,381	150,858
PS Business Parks, Inc.	2,000	116,140
RAIT Financial Trust (a)	434,250	868,500
Resource Capital Corporation (b)	151,360	923,296
Retail Opportunity Investments Corporation	4,758	46,724
Saul Centers, Inc. (b)	63,161	2,671,710
Senior Housing Properties Trust (b)	113,500	2,559,425
Sovran Self Storage, Inc.	1,535	56,488
Starwood Property Trust, Inc.	7,300	129,648
Strategic Hotels & Resorts, Inc. (a)	59,200	272,912
Sunstone Hotel Investors, Inc. (a)	34,700	358,104
Tanger Factory Outlet Centers, Inc.	1,100	49,170
Two Harbors Investment Corporation	24,653	207,825
UMH Properties, Inc.	300	3,444
Universal Health Realty Income Trust	9,492	315,894
Urstadt Biddle Properties, Inc. - Class A	2,700	48,141
Winthrop Realty Trust	12,611	155,368
		43,810,086
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions, S.A. (a) (b)	25,100	712,087
Avatar Holdings, Inc. (a)	7,383	147,734
CB Richard Ellis Group, Inc. - Class A (a)	20,300	345,100
Grubb & Ellis Company (a)	8,991	10,789
Hudson Pacific Properties, Inc. (a)	15,720	258,751
Jones Lang Lasalle, Inc.	1,200	92,952
Kennedy-Wilson Holdings, Inc. (a)	1,263	12,542
MI Developments, Inc.	6,573	83,608

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Real Estate Management & Development - 0.1% (Continued)
Thomas Properties Group, Inc.	12,561	$45,848
		1,709,411
Thrifts & Mortgage Finance - 1.2%
Abington Bancorp, Inc.	474	4,522
America First Tax Exempt Investors, L.P.	18,302	102,125
BankFinancial Corporation	400	3,552
Beneficial Mutual Bancorp, Inc. (a)	11,573	116,772
Brookline Bancorp, Inc.	13,400	129,712
Doral Financial Corporation (a)	25,213	62,024
ESSA Bancorp, Inc.	7	89
Federal National Mortgage Association (a)	64,627	25,075
First Financial Holdings, Inc.	6,168	77,594
First Niagara Financial Group, Inc. (b)	195,130	2,616,693
Flagstar Bancorp, Inc. (a) (b)	532,116	1,708,092
Flushing Financial Corporation	7,919	98,750
Fox Chase Bancorp, Inc. (a)	7,652	73,995
Freddie Mac (a)	26,853	10,473
Kearny Financial Corporation	4,951	46,490
NewAlliance Bancshares, Inc.	1,600	19,472
Northwest Bancshares, Inc.	11,800	143,134
OceanFirst Financial Corporation	7,306	92,494
Ocwen Financial Corporation (a) (b)	262,435	2,771,314
Oritani Financial Corporation (b)	63,300	633,000
PMI Group, Inc. (The) (a)	97,200	304,236
Radian Group, Inc.	42,880	368,768
Roma Financial Corporation	491	5,602
ViewPoint Financial Group	32,799	318,150
Washington Federal, Inc. (b)	164,100	2,855,340
WSFS Financial Corporation	2,363	89,794
		12,677,262
Health Care - 10.6%
Biotechnology - 2.3%
Abraxis BioScience, Inc. (a)	26,496	1,994,884
Acadia Pharmaceuticals, Inc. (a)	20,995	25,614
AEterna Zentaris, Inc. (a)	258,361	284,197
Affymax, Inc. (a)	349,473	2,247,111
Alexion Pharmaceuticals, Inc. (a)	100	5,436
Anadys Pharmaceuticals, Inc. (a)	45,495	91,445
Arena Pharmaceuticals, Inc. (a)	127,447	1,013,204
ArQule, Inc. (a)	85,330	364,359
Array BioPharma, Inc. (a)	77,432	245,459
AspenBio Pharma, Inc. (a)	2,016	1,331
Athersys, Inc. (a)	29,850	97,012
AVI BioPharma, Inc. (a)	104,438	203,654
BioMarin Pharmaceutical, Inc. (a)	4,900	107,065
BioSphere Medical, Inc. (a)	31,356	136,399
Celera Corporation (a)	46,069	308,202
Celldex Therapeutics, Inc. (a)	74,045	379,851
Chelsea Therapeutics International Ltd. (a)	18,834	53,677

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Health Care - 10.6% (Continued)
Biotechnology - 2.3% (Continued)
Codexis, Inc. (a)	13,515	$120,959
CombinatoRx, Inc. (a)	202,121	313,288
Cubist Pharmaceuticals, Inc. (a)	15,216	328,361
Curis, Inc. (a)	72,948	125,471
Cyclacel Pharmaceuticals, Inc. (a)	21,076	36,251
Cytokinetics, Inc. (a)	29,117	80,072
CytRx Corporation (a)	3,600	3,312
Dyax Corporation (a)	72,100	173,040
Dynavax Technologies Corporation (a)	204,943	452,924
Emergent BioSolutions, Inc. (a)	86,364	1,603,779
Enzon Pharmaceuticals, Inc. (a)	30,200	330,388
Exact Sciences Corporation (a)	70,459	293,814
Exelixis, Inc. (a)	173,157	540,250
Genzyme Corporation (a)	1,500	104,340
Halozyme Therapeutics, Inc. (a)	5	36
Idenix Pharmaceuticals, Inc. (a)	78,537	401,324
ImmunoGen, Inc. (a)	20,279	191,231
Inovio Pharmaceuticals, Inc. (a)	4,981	5,031
Insmed, Inc. (a)	5,288	3,785
InterMune, Inc. (a)	54,920	536,019
Isis Pharmaceuticals, Inc. (a)	103,080	1,019,461
Keryx Biopharmaceuticals, Inc. (a)	173,025	650,574
Lexicon Pharmaceuticals, Inc. (a)	177,783	268,452
Ligand Pharmaceuticals, Inc. (a)	6,150	10,147
Martek Biosciences Corporation (a)	11,354	234,914
Maxygen, Inc. (a)	26,630	165,372
Medivation, Inc. (a)	14,100	134,091
Micromet, Inc. (a)	5,314	36,401
Momenta Pharmaceuticals, Inc. (a)	28,193	601,639
Myriad Genetics, Inc. (a)	7,000	101,570
Nabi Biopharmaceuticals (a)	7,300	41,756
Nanosphere, Inc. (a)	375	1,725
Neuralstem, Inc. (a)	67,460	165,277
Neurocrine Biosciences, Inc. (a)	105,310	598,161
NeurogesX, Inc. (a)	100	710
NPS Pharmaceuticals, Inc. (a)	68,203	471,965
Nymox Pharmaceutical Corporation (a)	8,202	34,858
OncoGenex Pharmaceuticals, Inc. (a)	5,809	82,139
Orexigen Therapeutics, Inc. (a)	37,623	195,640
PDL BioPharma, Inc. (a)	75,100	467,122
Peregrine Pharmaceuticals, Inc. (a)	97,609	158,127
Pharmacyclics, Inc. (a)	59,724	416,276
Pharmasset, Inc. (a)	8,255	222,968
QLT, Inc. (a)	54,300	310,596
Raptor Pharmaceutical Corporation (a)	28,737	87,935
Rexahn Pharmaceuticals, Inc. (a)	66,550	91,839
RXi Pharmaceuticals Corporation (a)	664	1,494
Sangamo Biosciences, Inc. (a)	37,800	142,506
SciClone Pharmaceuticals, Inc. (a)	70,160	242,052

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Health Care - 10.6% (Continued)
Biotechnology - 2.3% (Continued)
Seattle Genetics, Inc. (a)	12,770	$155,539
Sinovac Biotech Ltd. (a)	88,946	378,020
Synta Pharmaceuticals Corporation (a)	6,699	21,504
Targacept, Inc. (a) (b)	129,975	2,811,359
YM BioSciences, Inc. (a)	30,703	39,300
ZIOPHARM Oncology, Inc. (a) (b)	198,004	740,535
ZymoGenetics, Inc. (a)	35,060	143,395
		24,447,994
Health Care Equipment & Supplies - 1.4%
Accuray, Inc. (a)	7,007	46,106
AGA Medical Holdings, Inc. (a)	943	13,664
Alimera Sciences, Inc. (a)	187	1,363
Alphatec Holdings, Inc. (a) (b)	67,002	283,419
AngioDynamics, Inc. (a)	22,160	341,486
Antares Pharma, Inc. (a)	99,335	150,989
ArthroCare Corporation (a)	3,758	100,639
Atrion Corporation	5	722
ATS Medical, Inc. (a) (b)	310,200	1,240,800
Beckman Coulter, Inc.	5,100	233,733
Cantel Medical Corporation	8,400	133,392
CONMED Corporation (a)	15,039	289,200
Cooper Companies, Inc. (The) (b)	63,342	2,461,470
CryoLife, Inc. (a) (b)	169,465	908,332
Cutera, Inc. (a)	2,877	22,498
DexCom, Inc. (a)	11,700	130,572
DynaVox, Inc. (a)	3,628	56,234
Endologix, Inc. (a)	2,536	11,590
GenMark Diagnostics, Inc. (a)	15,500	69,130
Given Imaging Ltd. (a)	26,330	422,597
Haemonetics Corporation (a)	100	5,525
Hansen Medical, Inc. (a)	25,766	46,637
HeartWare International, Inc. (a)	83	5,348
Hologic, Inc. (a)	70,900	1,002,526
Hospira, Inc. (a)	300	15,630
ICU Medical, Inc. (a)	3,397	126,402
Immucor, Inc. (a)	1,700	32,674
Integra LifeSciences Holdings Corporation (a)	1,100	39,743
IRIS International, Inc. (a)	12,207	113,769
Medical Action Industries, Inc. (a)	7,170	98,229
Merit Medical Systems, Inc. (a)	800	13,536
Micrus Endovascular Corporation (a)	11,800	274,468
Natus Medical, Inc. (a)	16,399	240,737
NxStage Medical, Inc. (a)	5,520	87,161
Orthofix International N.V. (a)	11,330	343,072
Orthovita, Inc. (a)	228,952	423,561
Palomar Medical Technologies, Inc. (a)	9,998	111,578
Rockwell Medical Technologies, Inc. (a)	1,213	6,562
Spectranetics Corporation (The) (a)	800	4,128
STAAR Surgical Company (a)	5,459	32,972

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Health Care - 10.6% (Continued)
Health Care Equipment & Supplies - 1.4% (Continued)
Symmetry Medical, Inc. (a)	34,245	$333,204
Synergetics USA, Inc. (a)	100	264
Syneron Medical Ltd. (a)	9,127	84,242
Synovis Life Technologies, Inc. (a)	4,915	80,016
Teleflex, Inc. (b)	60,538	3,430,689
TomoTherapy, Inc. (a)	136,293	453,856
Unilife Corporation (a)	32,676	195,076
Vascular Solutions, Inc. (a)	23,561	283,674
Young Innovations, Inc.	410	10,947
Zoll Medical Corporation (a)	22,535	596,276
		15,410,438
Health Care Providers & Services - 3.5%
Alliance HealthCare Services, Inc. (a) (b)	260,610	1,094,562
Almost Family, Inc. (a)	6,163	161,964
America Service Group, Inc.	10,240	180,634
American Dental Partners, Inc. (a)	12,806	146,757
AmerisourceBergen Corporation	100	2,997
AMN Healthcare Services, Inc. (a)	60,600	364,812
AmSurg Corporation (a)	30,500	558,760
Assisted Living Concepts, Inc. - Class A (a)	6,233	196,090
BioScrip, Inc. (a)	34,810	147,942
Cardinal Health, Inc.	100	3,227
CardioNet, Inc. (a)	46,248	220,603
Catalyst Health Solutions, Inc. (a)	1,500	51,870
Chindex International, Inc. (a)	50,231	703,736
Community Health Systems, Inc. (a)	33,200	1,076,676
Continucare Corporation (a) (b)	374,306	1,426,106
Corvel Corporation (a)	15,196	604,649
Coventry Health Care, Inc. (a) (b)	133,100	2,639,373
Cross Country Healthcare, Inc. (a)	21,159	187,892
DaVita, Inc. (a)	100	5,732
Emergency Medical Services Corporation (a) (b)	51,896	2,321,827
Ensign Group, Inc. (The) (b)	69,667	1,254,006
Express Scripts, Inc. (a)	100	4,518
Five Star Quality Care, Inc. (a)	30,083	109,803
Gentiva Health Services, Inc. (a)	37,827	780,371
Hanger Orthopedic Group, Inc. (a)	11,732	201,204
Health Grades, Inc. (a)	12,300	100,245
Health Management Associates, Inc. - Class A (a)	254,500	1,822,220
Health Net, Inc. (a) (b)	181,717	4,279,435
Healthways, Inc. (a)	29,200	415,808
HMS Holdings Corporation (a)	1,100	61,952
IPC The Hospitalist Company, Inc. (a)	8,994	231,595
Kindred Healthcare, Inc. (a)	10,100	134,330
Landauer, Inc.	1,328	83,359
LCA-Vision, Inc. (a)	3,000	15,570
Magellan Health Services, Inc. (a)	4,622	194,540
McKesson Corporation	100	6,282
MedCath Corporation (a)	23,887	211,639

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Health Care - 10.6% (Continued)
Health Care Providers & Services - 3.5% (Continued)
MEDNAX, Inc. (a)	700	$33,005
Metropolitan Health Networks, Inc. (a)	35,933	136,186
Molina Healthcare, Inc. (a)	4,600	137,126
MWI Veterinary Supply, Inc. (a)	1,229	64,719
National Healthcare Corporation	1,827	63,799
National Research Corporation	200	4,972
NightHawk Radiology Holdings, Inc. (a)	42,915	127,028
Odyssey HealthCare, Inc. (a)	87,214	2,333,847
Omnicare, Inc. (b)	105,000	2,586,150
PharMerica Corporation (a)	18,520	241,871
Providence Service Corporation (The) (a) (b)	114,240	1,645,056
RadNet, Inc. (a)	1,811	3,676
RehabCare Group, Inc. (a) (b)	57,122	1,210,415
Res-Care, Inc. (a)	27,971	274,675
Rural/Metro Corporation (a) (b)	109,679	992,595
Sun Healthcare Group, Inc. (a) (b)	233,758	1,935,516
Sunrise Senior Living, Inc. (a) (b)	209,779	627,239
Team Health Holdings, Inc. (a)	27,690	363,016
Tenet Healthcare Corporation (a) (b)	333,723	1,535,126
Triple-S Management Corporation (a)	15,803	314,164
U.S. Physical Therapy, Inc. (a)	15,754	286,565
Universal American Corporation (a) (b)	27,590	461,857
VCA Antech, Inc. (a)	4,000	83,360
WellPoint, Inc. (a)	100	5,072
		37,470,121
Health Care Technology - 0.9%
athenahealth, Inc. (a)	24,774	687,974
Eclipsys Corporation (a) (b)	120,000	2,365,200
iCad, Inc. (a)	1,597	3,098
MedAssets, Inc. (a)	6,900	161,529
Medidata Solutions, Inc. (a)	16,666	251,323
Merge Healthcare, Inc. (a)	105,008	340,226
Omnicell, Inc. (a) (b)	68,281	841,222
Phase Forward, Inc. (a) (b)	166,030	2,789,304
SXC Health Solutions Corporation (a) (b)	37,800	2,566,620
Vital Images, Inc. (a)	300	4,407
		10,010,903
Life Sciences Tools & Services - 1.2%
Accelrys, Inc. (a)	5,258	37,069
Affymetrix, Inc. (a)	74,800	365,772
Arrowhead Research Corporation (a)	20,640	24,149
Bio-Rad Laboratories, Inc. - Class A (a) (b)	30,286	2,689,397
Bruker Corporation (a) (b)	266,128	3,504,906
Caliper Life Sciences, Inc. (a)	17,879	70,085
Charles River Laboratories International, Inc. (a)	4,600	142,968
Covance, Inc. (a)	5,600	217,056
eResearchTechnology, Inc. (a)	41,447	335,721
Harvard Bioscience, Inc. (a)	23,007	83,055
Illumina, Inc. (a)	200	8,966

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Health Care - 10.6% (Continued)
Life Sciences Tools & Services - 1.2% (Continued)
Kendle International, Inc. (a)	28,985	$356,805
MDS, Inc. (a)	52,180	493,623
MEDTOX Scientific, Inc. (a)	3,500	40,145
Mettler-Toledo International, Inc. (a)	1,800	210,240
Parexel International Corporation (a)	37,400	767,822
PerkinElmer, Inc. (b)	98,601	1,918,775
Pharmaceutical Product Development, Inc.	17,300	419,698
PURE Bioscience (a)	5,559	14,954
Qiagen N.V. (a)	14,300	267,696
Sequenom, Inc. (a)	167,713	964,350
SeraCare Life Sciences, Inc. (a)	400	1,600
Waters Corporation (a)	100	6,416
		12,941,268
Pharmaceuticals - 1.3%
Adolor Corporation (a)	400	444
Akorn, Inc. (a)	63,600	231,504
Alexza Pharmaceuticals, Inc. (a)	33,618	93,122
Allergan, Inc.	500	30,530
BioMimetic Therapeutics, Inc. (a)	10,339	95,429
Biovail Corporation	2,848	62,343
BMP Sunstone Corporation (a)	86,166	568,696
Cardiome Pharma Corporation (a)	46,001	373,988
Cornerstone Therapeutics, Inc. (a)	2,600	14,482
CPEX Pharmaceuticals, Inc. (a)	227	6,075
Cumberland Pharmaceuticals, Inc. (a)	2,167	13,544
Cypress Bioscience, Inc. (a)	213,128	777,917
DURECT Corporation (a)	863	2,106
Eurand N.V. (a) (b)	28,933	230,017
Hi-Tech Pharmacal Company, Inc. (a)	8,065	141,783
Impax Laboratories, Inc. (a) (b)	153,623	2,517,881
Inspire Pharmaceuticals, Inc. (a)	94,092	475,165
Jazz Pharmaceuticals, Inc. (a)	67,534	587,546
King Pharmaceuticals, Inc. (a) (b)	195,190	1,709,864
Labopharm, Inc. (a)	64,100	74,356
Medicines Company (The) (a)	98,316	905,490
Medicis Pharmaceutical Corporation	22,030	558,460
Nektar Therapeutics (a)	20,900	272,954
NeoStem, Inc. (a)	48,239	92,136
Obagi Medical Products, Inc. (a)	200	2,324
Par Pharmaceutical Companies, Inc. (a)	27,963	738,223
Penwest Pharmaceuticals Company (a)	182	615
Santarus, Inc. (a)	123,250	306,892
Skystar Bio-Pharmaceutical Company Ltd. (a)	285	1,787
Somaxon Pharmaceuticals, Inc. (a)	167,011	616,271
SuperGen, Inc. (a)	33,850	68,377
Tianyin Pharmaceutical Company, Inc.	80,158	228,450
ViroPharma, Inc. (a)	98,680	1,299,616
VIVUS, Inc. (a)	37,400	211,684

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Health Care - 10.6% (Continued)
Pharmaceuticals - 1.3% (Continued)
XenoPort, Inc. (a)	10,427	$64,022
		13,374,093
Industrials - 15.4%
Aerospace & Defense - 1.4%
AAR Corporation (a)	47,800	803,040
AeroVironment, Inc. (a)	18,200	435,162
American Science & Engineering, Inc.	3,217	254,722
Applied Energetics, Inc. (a)	51,341	65,716
Applied Signal Technology, Inc.	6,156	127,799
Argon ST, Inc. (a)	22,165	764,027
Astronics Corporation (a)	100	1,600
BE Aerospace, Inc. (a)	87,000	2,557,800
Ceradyne, Inc. (a)	38,741	900,728
Cubic Corporation	6,094	246,929
Ducommun, Inc.	18,207	380,344
Elbit Systems Ltd.	1,915	105,344
Esterline Technologies Corporation (a) (b)	37,017	1,900,083
GeoEye, Inc. (a)	11,350	391,802
Global Defense Technology & Systems, Inc. (a)	300	3,636
Herley Industries, Inc. (a)	12,974	200,837
Hexcel Corporation (a)	28,500	532,665
Kratos Defense & Security Solutions, Inc. (a)	14,344	158,645
Ladish Company, Inc. (a)	1,256	36,939
LMI Aerospace, Inc. (a) (b)	45,927	790,863
MOOG, Inc. - Class A (a)	300	10,743
Precision Castparts Corporation	100	12,219
Stanley, Inc. (a) (b)	70,416	2,630,038
TransDigm Group, Inc. (a) (b)	33,380	1,808,195
Triumph Group, Inc.	2,300	174,570
		15,294,446
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	535,745	2,844,806
Atlas Air Worldwide Holdings, Inc. (a)	11,400	666,672
C.H. Robinson Worldwide, Inc.	2,300	149,960
Dynamex, Inc. (a)	1,260	16,959
Expeditors International of Washington, Inc.	10,700	456,248
Hub Group, Inc. - Class A (a)	112	3,601
Park-Ohio Holdings Corporation (a)	6,118	82,899
		4,221,145
Airlines - 1.4%
Alaska Air Group, Inc. (a)	1,709	88,167
AMR Corporation (a) (b)	398,200	2,819,256
Continental Airlines, Inc. - Class B (a)	123,900	3,099,978
Copa Holdings, S.A. - Class A (b)	50,417	2,604,038
ExpressJet Holdings, Inc. (a)	700	2,100
Hawaiian Holdings, Inc. (a)	52,133	312,798
JetBlue Airways Corporation (a)	4,900	31,507
Pinnacle Airlines Corporation (a)	678	3,763
SkyWest, Inc.	10,400	129,480

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Airlines - 1.4% (Continued)
UAL Corporation (a)	112,095	$2,661,135
US Airways Group, Inc. (a) (b)	283,950	3,080,858
		14,833,080
Building Products - 0.4%
A.O. Smith Corporation	15,000	820,200
Armstrong World Industries, Inc. (a)	2,300	84,088
Gibraltar Industries, Inc. (a)	55,544	599,320
Griffon Corporation (a)	32,400	439,344
Lennox International, Inc.	12,200	532,774
Masco Corporation	32,300	332,044
Quanex Building Products Corporation	66,750	1,174,132
Universal Forest Products, Inc.	15,108	467,895
USG Corporation (a)	16,600	199,532
		4,649,329
Commercial Services & Supplies - 1.4%
ACCO Brands Corporation (a)	17,800	105,376
Alexco Resource Corporation (a)	58,800	181,104
American Reprographics Company (a)	16,800	149,520
APAC Customer Services, Inc. (a)	30,634	166,036
ATC Technology Corporation (a) (b)	51,855	1,243,483
Brink's Company (The)	26,600	582,540
Cenveo, Inc. (a)	43,960	270,793
Clean Harbors, Inc. (a)	100	6,316
CompX International, Inc.	200	2,610
Consolidated Graphics, Inc. (a) (b)	21,350	917,409
Cornell Companies, Inc. (a) (b)	92,782	2,591,401
EnergySolutions, Inc.	70,400	354,112
Ennis, Inc.	12,067	204,174
G&K Services, Inc.	6,936	161,401
Healthcare Services Group, Inc. (b)	55,500	1,239,870
Herman Miller, Inc.	3,900	67,080
Industrial Services of America, Inc. (a)	2,644	46,235
Interface, Inc. - Class A	6,827	84,860
KAR Auction Services, Inc. (a)	948	12,002
Knoll, Inc.	6,700	94,001
M&F Worldwide Corporation (a) (b)	71,324	2,009,910
McGrath RentCorp	528	12,313
Metalico, Inc. (a)	32,183	134,847
Multi-Color Corporation	2,520	32,911
North American Galvanizing & Coatings, Inc. (a)	8,970	67,185
Perma-Fix Environmental Services, Inc. (a)	1,600	2,880
R.R. Donnelley & Sons Company	7,200	121,464
Republic Services, Inc.	200	6,372
Schawk, Inc. (b)	42,788	634,546
Standard Parking Corporation (a)	24,844	423,839
Steelcase, Inc. - Class A	15,000	103,650
Stericycle, Inc. (a)	100	6,300
Sykes Enterprises, Inc. (a)	17,520	277,692
Team, Inc. (a)	13,988	198,630

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Commercial Services & Supplies - 1.4% (Continued)
UniFirst Corporation (b)	33,092	$1,454,724
US Ecology, Inc.	11,109	164,302
Viad Corp	9,260	184,274
Waste Connections, Inc. (a)	1,200	45,804
		14,361,966
Construction & Engineering - 0.9%
AECOM Technology Corporation (a) (b)	68,500	1,653,590
Chicago Bridge & Iron Company N.V. (a) (b)	117,310	2,640,648
Dycom Industries, Inc. (a)	75,254	681,049
Fluor Corporation	800	38,632
Furmanite Corporation (a)	400	1,728
Great Lakes Dredge & Dock Corporation (b)	414,730	2,322,488
KBR, Inc.	67,800	1,517,364
KHD Humboldt Wedag International AG (a)	8,580	51,480
KHD Humboldt Wedag International AG (d)	6,029	38,302
Layne Christensen Company (a)	16,164	407,495
Michael Baker Corporation (a)	2,413	93,624
Sterling Construction Company, Inc. (a)	10,677	132,288
Tutor Perini Corporation (a)	6,700	129,176
URS Corporation (a)	4,500	181,755
		9,889,619
Electrical Equipment - 1.3%
A123 Systems, Inc. (a)	40,200	433,356
Acuity Brands, Inc.	4,400	185,372
AMETEK, Inc.	1,700	75,259
AZZ, Inc.	24,305	1,057,997
Baldor Electric Company	5,328	203,636
Broadwind Energy, Inc. (a)	262,889	783,409
China Electric Motor, Inc. (a)	16,767	73,775
Emerson Electric Company	400	19,816
Franklin Electric Company, Inc.	7,210	221,707
FuelCell Energy, Inc. (a)	141,800	185,758
Fushi Copperweld, Inc. (a)	80,780	683,399
Generac Holdings, Inc. (a)	4,135	61,074
Hoku Corporation (a)	58	184
Hong Kong Highpower Technology, Inc. (a)	28,095	114,347
Hubbell, Inc. (b)	72,622	3,427,032
Jinpan International Ltd.	25,160	309,216
Lihua International, Inc. (a)	19,234	167,913
LSI Industries, Inc.	500	2,630
Nexxus Lighting, Inc. (a)	761	1,469
Orion Energy Systems, Inc. (a)	300	972
Polypore International, Inc. (a)	9,700	238,232
Powell Industries, Inc. (a)	5,199	170,839
Regal-Beloit Corporation (b)	51,000	3,102,330
Sensata Technologies Holding N.V. (a)	6,300	102,060
Thomas & Betts Corporation (a) (b)	57,100	2,263,444
Vicor Corporation	8,712	137,127
		14,022,353

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	715	$25,046
Seaboard Corporation	95	144,210
Standex International Corporation	13,143	394,553
Tredegar Corporation	14,704	253,791
		817,600
Machinery - 4.2%
Alamo Group, Inc. (b)	36,380	852,383
Altra Holdings, Inc. (a) (b)	119,101	1,726,965
American Railcar Industries, Inc. (a)	24,738	337,674
Ampco-Pittsburgh Corporation	16,282	390,931
ArvinMeritor, Inc. (a)	2,334	38,301
Blount International, Inc. (a) (b)	97,719	1,040,707
Cascade Corporation	50	1,909
Caterpillar, Inc.	1,700	118,575
Chart Industries, Inc. (a)	26,622	474,138
China Wind Systems, Inc. (a)	6,773	33,188
China Yuchai International Ltd. (b)	37,281	672,922
CIRCOR International, Inc.	14,615	457,157
Colfax Corporation (a)	32,249	417,625
Columbus McKinnon Corporation (a)	14,906	234,471
Crane Company (b)	66,958	2,379,687
Cummins, Inc.	3,000	238,830
Deere & Company	4,200	280,056
Duoyuan Printing, Inc. (a)	42,147	350,242
Dynamic Materials Corporation	4,345	63,785
Eaton Corporation	1,800	141,228
Federal Signal Corporation	45,565	271,567
Flow International Corporation (a)	2,788	7,583
Force Protection, Inc. (a)	42,737	191,034
Gardner Denver, Inc. (b)	35,881	1,821,678
Graham Corporation	11,767	189,802
Greenbrier Companies, Inc. (The) (a) (b)	77,876	1,017,061
Hardinge, Inc.	9,523	80,565
Harsco Corporation (b)	104,713	2,425,153
Hurco Companies, Inc. (a)	704	11,869
IDEX Corporation (b)	63,835	2,053,572
Illinois Tool Works, Inc.	47,500	2,066,250
John Bean Technologies Corporation	19,600	307,916
Joy Global, Inc.	2,300	136,551
Kadant, Inc. (a)	19,475	379,568
Kaydon Corporation	7,300	277,327
L.B. Foster Company - Class A (a)	5,656	172,960
Lincoln Electric Holdings, Inc. (b)	20,129	1,111,523
Lydall, Inc. (a)	31,405	224,546
Manitowoc Company, Inc. (The) (b)	223,320	2,313,595
Met-Pro Corporation	8,709	89,790
Miller Industries, Inc.	7,402	98,965
Mueller Industries, Inc.	8,160	201,715
Mueller Water Products, Inc. - Class A (b)	111,711	424,502

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Machinery - 4.2% (Continued)
NACCO Industries, Inc. - Class A (b)	26,492	$2,358,848
Pall Corporation	1,900	72,656
Pentair, Inc.	35,500	1,214,100
PMFG, Inc. (a)	4,713	87,238
Portec Rail Products, Inc.	699	8,115
RBC Bearings, Inc. (a)	4,704	144,272
Robbins & Myers, Inc.	10,023	237,746
Sauer-Danfoss, Inc. (a) (b)	179,359	2,672,449
SPX Corporation (b)	31,919	1,901,096
Tecumseh Products Company - Class A (a)	41	531
Tennant Company	2,235	83,857
Thermadyne Holdings Corporation (a)	1,382	18,864
Timken Company (b)	94,000	3,160,280
Trimas Corporation (a) (b)	117,888	1,407,583
Twin Disc, Inc.	3,669	47,403
Valmont Industries, Inc.	100	7,105
Wabash National Corporation (a)	31,900	267,003
WABCO Holdings, Inc. (a) (b)	106,936	4,136,284
Watts Water Technologies, Inc. - Class A	2,600	83,720
Westport Innovations, Inc. (a)	16,088	319,990
WSI Industries, Inc. (a)	200	590
Xerium Technologies, Inc. (a)	53,682	705,918
		45,061,514
Marine - 0.5%
Baltic Trading Ltd. (a)	23,554	269,222
Danaos Corporation (a)	14,979	62,313
DryShips, Inc. (a)	36,500	164,615
Genco Shipping & Trading Ltd. (a)	5,700	95,190
Horizon Lines, Inc.	31,440	145,882
International Shipholding Corporation (b)	58,819	1,466,946
Navios Maritime Acquisition Corporation (a)	9,600	62,400
Navios Maritime Holdings, Inc.	121,075	679,231
Navios Maritime Partners, L.P. (b)	28,115	510,849
OceanFreight, Inc. (a)	33,400	40,414
Paragon Shipping, Inc.	129,820	538,753
Safe Bulkers, Inc. (b)	68,787	539,290
Seanergy Maritime Holdings Corporation (a)	34,240	39,718
Seaspan Corporation (b)	55,747	628,826
Star Bulk Carriers Corporation	74,700	196,461
		5,440,110
Professional Services - 1.0%
Acacia Research Corporation (a)	28,244	378,187
Administaff, Inc.	5,070	132,124
CBIZ, Inc. (a)	14,465	95,324
CDI Corporation	55,640	934,752
CRA International, Inc. (a)	5,623	108,074
Dolan Company (The) (a)	800	9,352
Equifax, Inc.	4,700	147,298
Exponent, Inc. (a)	7,902	260,845

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Professional Services - 1.0% (Continued)
FTI Consulting, Inc. (a)	56,075	$1,982,251
Hill International, Inc. (a)	23,057	106,062
Hudson Highland Group, Inc. (a)	385	1,713
ICF International, Inc. (a)	14,547	334,581
IHS, Inc. - Class A (a)	900	56,979
Kforce, Inc. (a) (b)	47,366	639,915
Korn/Ferry International (a)	8,100	113,805
Lightbridge Corporation (a)	13,807	85,604
Mistras Group, Inc. (a)	29,364	293,347
Navigant Consulting, Inc. (a)	60,565	595,960
Odyssey Marine Exploration, Inc. (a)	21,867	29,083
On Assignment, Inc. (a)	100	483
Resources Connection, Inc. (a)	40,103	520,938
School Specialty, Inc. (a)	377	7,227
SFN Group, Inc. (a)	74,839	560,544
TrueBlue, Inc. (a) (b)	160,106	2,060,564
Verisk Analytics, Inc. - Class A (a)	4,955	147,114
Volt Information Sciences, Inc. (a) (b)	135,167	1,207,041
VSE Corporation	6,211	220,553
		11,029,720
Road & Rail - 0.8%
AMERCO (a)	18,705	1,275,120
Celadon Group, Inc. (a)	34,127	533,746
Covenant Transportation Group, Inc. (a)	15,519	145,724
Dollar Thrifty Automotive Group, Inc. (a)	2,400	119,688
Genesee & Wyoming, Inc. - Class A (a)	400	16,352
Marten Transport Ltd. (a)	12,199	277,161
Old Dominion Freight Line, Inc. (a)	2,600	102,518
Quality Distribution, Inc. (a)	9,691	65,511
RailAmerica, Inc. (a)	23,326	259,152
Roadrunner Transportation Systems, Inc. (a)	4,529	66,893
Ryder System, Inc.	41,800	1,825,406
Saia, Inc. (a)	5,939	89,679
USA Truck, Inc. (a)	2,016	33,042
Vitran Corporation, Inc. (a)	14,070	154,770
Werner Enterprises, Inc.	19,600	451,388
YRC Worldwide, Inc. (a)	7,573,310	2,991,458
		8,407,608
Trading Companies & Distributors - 1.5%
Aceto Corporation	10,573	72,108
Aircastle Ltd. (b)	324,880	2,969,403
CAI International, Inc. (a) (b)	82,423	1,077,269
China Armco Metals, Inc. (a)	2,000	7,600
DXP Enterprises, Inc. (a)	65,172	1,337,981
H&E Equipment Services, Inc. (a)	10,821	94,143
Interline Brands, Inc. (a)	9,753	176,432
Kaman Corporation	13,197	301,419
Lawson Products, Inc.	8,709	155,107
RSC Holdings, Inc. (a)	167,946	1,313,338

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Industrials - 15.4% (Continued)
Trading Companies & Distributors - 1.5% (Continued)
TAL International Group, Inc.	27,299	$735,435
Textainer Group Holdings Ltd. (b)	81,848	2,234,450
United Rentals, Inc. (a) (b)	324,020	4,270,584
Watsco, Inc.	31,500	1,754,865
		16,500,134
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	3,100	63,736
China Infrastructure Investment Corporation (a)	36,531	31,051
Macquarie Infrastructure Company, LLC (a)	58,203	834,049
		928,836
Information Technology - 15.4%
Communications Equipment - 2.5%
ADC Telecommunications, Inc. (a)	171,600	2,184,468
ADTRAN, Inc.	8,980	283,588
Alvarion Ltd. (a)	231,140	490,017
Anaren, Inc. (a)	5,190	82,106
Arris Group, Inc. (a)	45,000	419,400
Aruba Networks, Inc. (a) (b)	72,700	1,234,446
AudioCodes Ltd. (a)	532	1,569
Aviat Networks, Inc. (a) (b)	153,769	621,227
Bel Fuse, Inc. - Class B	3,029	71,424
BigBand Networks, Inc. (a)	52,846	164,879
Black Box Corporation	2,377	72,356
Blue Coat Systems, Inc. (a)	4,600	100,740
Brocade Communications Systems, Inc. (a) (b)	626,086	3,099,126
Calix, Inc. (a)	32,572	347,869
Ceragon Networks Ltd. (a)	63,103	474,535
Cogo Group, Inc. (a)	52,637	345,825
Communications Systems, Inc.	200	2,052
Comtech Telecommunications Corporation (a) (b)	59,310	1,279,317
Digi International, Inc. (a)	10,400	86,424
EchoStar Corporation - Class A (a) (b)	48,445	925,299
Emulex Corporation (a)	24,800	215,760
Extreme Networks, Inc. (a)	125,580	359,159
F5 Networks, Inc. (a)	1,500	131,745
Globecomm Systems, Inc. (a)	200	1,646
Harmonic, Inc. (a)	52,940	368,992
Hughes Communications, Inc. (a)	2,563	64,280
Infinera Corporation (a) (b)	365,683	3,309,431
Ituran Location & Control Ltd.	2,759	39,840
Ixia (a) (b)	150,293	1,650,217
Loral Space & Communications, Inc. (a)	19,097	913,600
Mitel Networks Corporation (a)	5,100	47,277
Network Engines, Inc. (a)	38,929	75,911
Oclaro, Inc. (a)	14,224	175,382
Oplink Communications, Inc. (a)	2,015	32,462
Opnext, Inc. (a)	66,712	120,082
Orckit Communications Ltd. (a)	1,438	3,983
PC-Tel, Inc. (a)	1,700	10,761

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Communications Equipment - 2.5% (Continued)
Powerwave Technologies, Inc. (a)	38,500	$70,070
Radware Ltd. (a)	20,299	464,035
Riverbed Technology, Inc. (a)	19,800	734,382
SeaChange International, Inc. (a)	46,396	415,708
ShoreTel, Inc. (a)	11,300	56,500
Sierra Wireless, Inc. (a)	33,267	306,722
Sonus Networks, Inc. (a) (b)	1,071,048	3,084,618
Tekelec (a)	12,000	169,680
Tellabs, Inc. (b)	234,070	1,633,809
ViaSat, Inc. (a)	100	3,614
ZST Digital Networks, Inc. (a)	36,288	181,077
		26,927,410
Computers & Peripherals - 1.3%
ADPT Corporation (a) (b)	253,464	773,065
Compellent Technologies, Inc. (a)	4,800	64,368
Diebold, Inc. (b)	23,600	675,432
Electronics for Imaging, Inc. (a)	42,016	447,470
EMC Corporation (a)	3,500	69,265
Hypercom Corporation (a)	9,031	39,104
Immersion Corporation (a)	2,854	15,783
Intermec, Inc. (a)	17,459	183,320
Intevac, Inc. (a) (b)	24,422	268,642
Isilon Systems, Inc. (a) (b)	196,832	3,452,433
Key Tronic Corporation (a)	415	2,179
LaserCard Corporation (a)	8,424	33,696
NCR Corporation (a) (b)	331,000	4,534,700
NetApp, Inc. (a)	200	8,460
QLogic Corporation (a) (b)	145,500	2,316,360
Quantum Corporation (a)	127,980	204,768
SanDisk Corporation (a)	100	4,370
Super Micro Computer, Inc. (a)	14,547	210,059
Xyratex Ltd. (a)	14,100	183,159
		13,486,633
Electronic Equipment, Instruments & Components - 2.5%
Agilysys, Inc. (a) (b)	116,024	920,070
Arrow Electronics, Inc. (a) (b)	117,100	2,902,909
AVX Corporation (b)	148,219	2,086,923
Brightpoint, Inc. (a)	6,500	51,480
Checkpoint Systems, Inc. (a)	9,631	192,331
China Security & Surveillance Technology, Inc. (a)	124,297	713,465
Cogent, Inc. (a)	18,720	168,293
Cognex Corporation	29,620	552,413
Coherent, Inc. (a)	5,988	221,676
CPI International, Inc. (a) (b)	73,555	1,034,919
CTS Corporation	12,500	116,875
DDi Corporation (b)	90,877	823,346
Dolby Laboratories, Inc. - Class A (a)	100	6,347
Electro Rent Corporation	1,290	17,802
Electro Scientific Industries, Inc. (a)	2,600	29,848

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Electronic Equipment, Instruments & Components - 2.5% (Continued)
Funtalk China Holdings Ltd. (a)	3,400	$28,594
Gerber Scientific, Inc. (a)	76,212	437,457
Ingram Micro, Inc. - Class A (a) (b)	150,700	2,491,071
Insight Enterprises, Inc. (a)	8,200	119,474
Jabil Circuit, Inc.	14,600	211,846
Keithley Instruments, Inc.	58,732	633,718
KEMET Corporation (a)	111,749	359,832
L-1 Identity Solutions, Inc. (a)	125,602	1,024,912
Littelfuse, Inc. (a)	5,364	191,012
Measurement Specialties, Inc. (a)	8,866	148,062
Mercury Computer Systems, Inc. (a)	40,611	536,065
Methode Electronics, Inc.	21,700	231,756
MTS Systems Corporation	7,384	213,619
Multi-Fineline Electronix, Inc. (a) (b)	75,044	1,901,615
National Instruments Corporation (b)	14,300	456,170
Newport Corporation (a)	18,700	238,051
Orbotech Ltd. (a)	22,359	246,396
Park Electrochemical Corporation	14,388	394,807
Richardson Electronics Ltd. (b)	53,887	514,621
Rofin-Sinar Technologies, Inc. (a)	11,600	244,296
Rogers Corporation (a) (b)	10,543	326,306
SMART Modular Technologies (WWH), Inc. (a)	126,660	685,231
SMTC Corporation (a)	1,100	2,893
Spectrum Control, Inc. (a)	19,803	298,827
Viasystems Group, Inc. (a)	995	15,343
Vishay Intertechnology, Inc. (a) (b)	555,276	4,714,293
Zygo Corporation (a)	200	1,656
		26,506,620
Internet Software & Services - 0.7%
Akamai Technologies, Inc. (a)	200	7,672
Ancestry.com, Inc. (a)	7,860	155,156
Archipelago Learning, Inc. (a)	5,048	55,225
Art Technology Group, Inc. (a)	101,020	363,672
Autobytel, Inc. (a)	41,677	43,761
Dice Holdings, Inc. (a)	59,597	488,696
DivX, Inc. (a)	24,743	188,294
GigaMedia Ltd. (a)	137,021	294,595
IAC/InterActiveCorporation (a)	200	5,000
IncrediMail Ltd.	2,103	9,295
InfoSpace, Inc. (a)	54,457	426,398
Internap Network Services Corporation (a) (b)	265,545	1,242,751
Internet Capital Group, Inc. (a)	3,300	27,786
iPass, Inc. (a)	1,154	1,477
Keynote Systems, Inc.	500	5,005
Limelight Networks, Inc. (a) (b)	204,032	867,136
Liquidity Services, Inc. (a)	9,692	131,617
Local.com Corporation (a)	2,435	15,243
LogMeIn, Inc. (a)	8,610	245,385
LoopNet, Inc. (a) (b)	45,760	523,495

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Internet Software & Services - 0.7% (Continued)
MercadoLibre, Inc. (a)	700	$42,350
Monster Worldwide, Inc. (a)	41,148	564,551
Openwave Systems, Inc. (a)	27,519	55,864
Perficient, Inc. (a)	22,100	191,165
RealNetworks, Inc. (a)	64,760	215,003
Saba Software, Inc. (a)	20,900	102,619
Support.com, Inc. (a)	26,500	109,445
TechTarget, Inc. (a)	17,089	98,945
Terremark Worldwide, Inc. (a)	58,601	526,237
United Online, Inc.	19,556	123,594
ValueClick, Inc. (a)	4,600	50,370
VeriSign, Inc. (a)	100	2,815
Web.com Group, Inc. (a)	4,926	16,305
		7,196,922
IT Services - 1.6%
Acxiom Corporation (a) (b)	137,900	2,115,386
Broadridge Financial Solutions, Inc. (b)	77,600	1,575,280
CACI International, Inc. - Class A (a)	2,500	117,550
CGI Group, Inc. (a)	15,200	216,904
CIBER, Inc. (a)	133,678	445,148
Cognizant Technology Solutions Corporation - Class A (a)	100	5,456
CoreLogic, Inc. (b)	94,100	1,884,823
CSG Systems International, Inc. (a)	3,500	66,010
Diamond Management & Technology Consultants, Inc.	23,870	258,990
DST Systems, Inc.	7,700	316,316
Dynamics Research Corporation (a)	399	3,878
Forrester Research, Inc. (a)	7,955	256,787
Gartner, Inc. - Class A (a)	200	5,034
Global Cash Access Holdings, Inc. (a)	54,012	221,989
Global Payments, Inc.	30,406	1,147,218
Hewitt Associates, Inc. - Class A (a)	10,100	495,910
iGATE Corporation (b)	160,927	2,856,454
Lionbridge Technologies, Inc. (a)	50,035	246,172
Mantech International Corporation - Class A (a)	4,981	197,497
MAXIMUS, Inc.	1,500	90,285
MoneyGram International, Inc. (a)	39,300	102,573
NCI, Inc. - Class A (a)	134	3,157
Ness Technologies, Inc. (a)	18,800	84,036
NeuStar, Inc. - Class A (a)	3,600	83,628
RightNow Technologies, Inc. (a) (b)	90,687	1,434,668
Sapient Corporation (a)	100	1,100
SPS Commerce, Inc. (a)	200	2,128
SRA International, Inc. - Class A (a)	5,800	128,876
Syntel, Inc.	11,963	493,593
TeleTech Holdings, Inc. (a) (b)	112,314	1,561,165
Telvent GIT, S.A. (a)	28,250	608,223
TNS, Inc. (a)	7,300	143,445

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
IT Services - 1.6% (Continued)
Virtusa Corporation (a)	8,497	$90,578
Yucheng Technologies Ltd. (a)	41,930	133,338
		17,393,595
Office Electronics - 0.0%
Zebra Technologies Corporation - Class A (a)	16,600	455,504

Semiconductors & Semiconductor Equipment - 4.9%
Actel Corporation (a)	12,649	185,434
Advanced Analogic Technologies, Inc. (a)	23,793	75,900
Advanced Energy Industries, Inc. (a)	88,300	1,554,963
Alpha & Omega Semiconductor Ltd. (a)	8,729	108,327
Altera Corporation	11,200	310,464
Amkor Technology, Inc. (a)	85,660	494,258
ANADIGICS, Inc. (a)	92,820	407,480
Applied Micro Circuits Corporation (a)	25,900	309,764
Atmel Corporation (a) (b)	584,488	3,056,872
ATMI, Inc. (a)	15,320	227,349
AuthenTec, Inc. (a)	40,923	83,483
Axcelis Technologies, Inc. (a)	157,800	263,526
AXT, Inc. (a)	53,693	316,252
Broadcom Corporation - Class A	3,850	138,715
Brooks Automation, Inc. (a)	140,260	1,070,184
Canadian Solar, Inc. (a)	33,680	407,528
CEVA, Inc. (a)	10,057	128,428
ChipMOS TECHNOLOGIES (Bermuda) LTD. (a)	70,929	97,882
Cirrus Logic, Inc. (a) (b)	127,400	2,484,300
Cohu, Inc.	13,892	217,827
Conexant Systems, Inc. (a) (b)	697,540	1,436,932
Cymer, Inc. (a)	2,178	72,484
Cypress Semiconductor Corporation (a)	42,240	447,744
Diodes, Inc. (a)	25,412	449,284
DSP Group, Inc. (a)	29,452	205,575
Entegris, Inc. (a) (b)	652,581	3,008,398
Entropic Communications, Inc. (a) (b)	136,300	1,067,229
EZchip Semiconductor Ltd. (a) (b)	20,799	460,490
Fairchild Semiconductor International, Inc. (a)	179,700	1,631,676
FEI Company (a)	39,190	766,556
FSI International, Inc. (a)	45,920	162,557
GSI Technology, Inc. (a)	54,984	373,891
GT Solar International, Inc. (a)	7,620	49,378
Ikanos Communications, Inc. (a)	31,433	55,008
Integrated Device Technology, Inc. (a)	29,376	170,675
Integrated Silicon Solution, Inc. (a)	40	344
IXYS Corporation (a)	32,438	286,428
Kopin Corporation (a)	63,866	240,775
Kulicke & Soffa Industries, Inc. (a)	52,750	354,480
Lam Research Corporation (a)	100	4,219
Lattice Semiconductor Corporation (a) (b)	947,077	5,265,748
Linear Technology Corporation	13,200	420,816

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Semiconductors & Semiconductor Equipment - 4.9% (Continued)
LSI Corporation (a)	65,680	$264,690
LTX-Credence Corporation (a)	54,800	153,440
Mattson Technology, Inc. (a)	64,481	188,929
MaxLinear, Inc. - Class A (a)	18,069	226,043
Mellanox Technologies Ltd. (a)	17,100	284,886
MEMC Electronic Materials, Inc. (a)	90,800	868,048
Micrel, Inc.	31,600	307,152
Microchip Technology, Inc.	1,100	33,495
Microtune, Inc. (a)	800	1,912
Mindspeed Technologies, Inc. (a)	3,200	22,624
MIPS Technologies, Inc. (a)	52,700	287,215
MKS Instruments, Inc. (a)	1,440	30,902
Monolithic Power Systems, Inc. (a)	35,200	620,224
National Semiconductor Corporation (b)	97,800	1,349,640
Novellus Systems, Inc. (a)	300	8,013
NVE Corporation (a)	1,400	60,158
ON Semiconductor Corporation (a) (b)	267,909	1,808,386
Pericom Semiconductor Corporation (a)	22,011	201,181
PLX Technology, Inc. (a)	22,346	85,362
PMC-Sierra, Inc. (a)	52,700	426,870
Rambus, Inc. (a)	10,190	200,233
Rudolph Technologies, Inc. (a)	19,992	172,731
Silicon Image, Inc. (a)	59,500	253,470
Skyworks Solutions, Inc. (a)	7,800	136,734
Spansion, Inc. (a)	17,076	287,218
SunPower Corporation - Class B (a)	9,168	105,799
Teradyne, Inc. (a)	3,900	41,964
Tessera Technologies, Inc. (a)	18,900	320,922
Tower Semiconductor Ltd. (a)	182,486	264,605
Trident Microsystems, Inc. (a)	203,596	364,437
TriQuint Semiconductor, Inc. (a) (b)	388,524	2,692,471
Ultra Clean Holdings, Inc. (a)	33,646	364,386
Ultratech, Inc. (a)	75,206	1,358,972
Varian Semiconductor Equipment Associates, Inc. (a) (b)	105,516	2,981,882
Veeco Instruments, Inc. (a)	70,710	3,061,743
Verigy Ltd. (a)	50,818	452,280
Virage Logic Corporation (a) (b)	209,138	2,499,199
Volterra Semiconductor Corporation (a)	23,300	524,716
Xilinx, Inc.	7,700	214,984
Zoran Corporation (a)	17,280	148,608
		52,546,147
Software - 1.9%
ACI Worldwide, Inc. (a)	600	11,640
Actuate Corporation (a) (b)	55,257	263,023
ArcSight, Inc. (a)	3,466	86,685
Aspen Technology, Inc. (a)	218	2,383
Blackbaud, Inc.	200	4,738
Bottomline Technologies, Inc. (a) (b)	42,372	600,411
Cadence Design Systems, Inc. (a)	47,700	331,992

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Software - 1.9% (Continued)
CDC Corporation - Class A (a)	184,821	$369,642
Citrix Systems, Inc. (a)	1,200	66,024
ClickSoftware Technologies Ltd. (a)	73,429	425,888
CommVault Systems, Inc. (a)	20,800	385,216
Convio, Inc. (a)	1,362	10,923
Deltek, Inc. (a) (b)	70,365	527,737
Digimarc Corporation (a)	100	2,066
Fortinet, Inc. (a)	11,700	210,717
Guidance Software, Inc. (a)	1,500	7,155
Informatica Corporation (a)	5,500	165,715
Interactive Intelligence, Inc. (a)	5,847	94,604
Intuit, Inc. (a)	1,200	47,700
Lawson Software, Inc. (a) (b)	249,161	1,985,813
Mentor Graphics Corporation (a)	57,900	556,998
MICROS Systems, Inc. (a)	29,204	1,044,919
MicroStrategy, Inc. - Class A (a)	237	19,669
Monotype Imaging Holdings, Inc. (a)	32,763	272,588
Net 1 UEPS Technologies, Inc. (a)	45,000	654,750
NetScout Systems, Inc. (a)	21,548	341,536
Novell, Inc. (a) (b)	545,619	3,295,539
Nuance Communications, Inc. (a)	200	3,302
OPNET Technologies, Inc.	15,240	232,258
Parametric Technology Corporation (a)	77,900	1,397,526
Progress Software Corporation (a)	6,300	188,370
PROS Holdings, Inc. (a)	12,403	87,689
Quest Software, Inc. (a)	18,300	368,928
Radiant Systems, Inc. (a)	1,100	15,631
RealD, Inc. (a)	107,000	1,819,000
Red Hat, Inc. (a)	200	6,430
Renaissance Learning, Inc.	11,804	164,076
Rovi Corporation (a)	5,900	262,550
S1 Corporation (a)	12,587	73,886
Salesforce.com, Inc. (a)	1,200	118,740
Smith Micro Software, Inc. (a)	5,700	56,031
SolarWinds, Inc. (a)	89,900	1,242,418
Solera Holdings, Inc.	200	7,596
Sourcefire, Inc. (a)	10,666	227,612
SRS Labs, Inc. (a)	400	3,720
SS&C Technologies Holdings, Inc. (a)	22,596	386,392
Synchronoss Technologies, Inc. (a)	11,094	216,222
Take-Two Interactive Software, Inc. (a)	46,700	478,675
Taleo Corporation - Class A (a)	100	2,460
TeleCommunication Systems, Inc. (a)	81,950	294,201
TeleNav, Inc. (a)	4,366	23,751
THQ, Inc. (a) (b)	100,408	457,860
TIBCO Software, Inc. (a)	28,700	389,172
Unica Corporation (a)	4,548	40,568
Verint Systems, Inc. (a)	1,051	23,858

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Information Technology - 15.4% (Continued)
Software - 1.9% (Continued)
VMware, Inc. - Class A (a)	1,800	$139,554
		20,514,547
Materials - 6.3%
Chemicals - 2.5%
A. Schulman, Inc.	9,501	186,125
Arch Chemicals, Inc.	3,600	123,372
Cabot Corporation (b)	104,600	3,085,700
Chase Corporation	589	8,281
Cytec Industries, Inc. (b)	83,793	4,182,947
E.I. du Pont de Nemours and Company	4,500	183,015
Eastman Chemical Company	4,535	284,072
Ecolab, Inc.	800	39,128
Ferro Corporation (a)	170,782	1,822,244
Flotek Industries, Inc. (a)	24,500	28,665
Huntsman Corporation	105,240	1,101,863
Innophos Holdings, Inc.	5,121	150,097
Innospec, Inc. (a)	14,592	160,512
KMG Chemicals, Inc. (b)	86,038	1,305,196
Koppers Holdings, Inc.	12,897	320,361
Kraton Performance Polymers, Inc. (a)	1,700	39,882
Landec Corporation (a)	5,478	35,333
Lubrizol Corporation (The)	1,000	93,490
Minerals Technologies, Inc. (b)	25,386	1,324,388
NewMarket Corporation	1,800	192,942
NL Industries, Inc.	1,700	14,382
OMNOVA Solutions, Inc. (a)	41,400	322,920
PolyOne Corporation (a)	36,164	372,851
Quaker Chemical Corporation	13,400	472,484
Rockwood Holdings, Inc. (a) (b)	188,587	5,508,626
RPM International, Inc.	26,600	499,282
Senomyx, Inc. (a)	25,294	112,811
ShengdaTech, Inc. (a)	24,510	106,864
Sigma-Aldrich Corporation	800	44,880
Solutia, Inc. (a)	37,020	522,352
Spartech Corporation (a)	11,213	117,288
Valspar Corporation (The) (b)	96,270	3,023,841
W.R. Grace & Company (a)	8,900	228,463
Westlake Chemical Corporation	12,500	309,250
Yongye International, Inc. (a)	15,425	126,176
ZAGG, Inc. (a)	11,075	37,655
		26,487,738
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	9,328	34,047
United States Lime & Minerals, Inc. (a)	500	21,360
		55,407
Containers & Packaging - 0.7%
AEP Industries, Inc. (a)	4,267	123,316
Aptargroup, Inc.	4,200	180,894
Ball Corporation	100	5,824

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Materials - 6.3% (Continued)
Containers & Packaging - 0.7% (Continued)
Boise, Inc. (a)	61,500	$368,385
Crown Holdings, Inc. (a)	500	13,915
Graham Packaging Company, Inc. (a)	17,133	201,142
Graphic Packaging Holding Company (a)	31,646	110,761
Greif, Inc. - Class A	274	16,339
Myers Industries, Inc.	4,060	32,115
Packaging Corporation of America (b)	125,566	3,013,584
Pactiv Corporation (a)	11,300	343,746
Rock-Tenn Company - Class A	200	10,644
Sonoco Products Company (b)	74,342	2,430,983
Temple-Inland, Inc.	37,320	748,639
UFP Technologies, Inc. (a)	6,336	58,798
		7,659,085
Metals & Mining - 2.6%
A.M. Castle & Company (a)	17,921	264,693
Allied Nevada Gold Corporation (a)	14,800	255,300
Anooraq Resources Corporation (a)	64,470	72,851
Augusta Resource Corporation (a)	56,775	124,337
Aurizon Mines Ltd. (a) (b)	133,650	661,568
Banro Corporation (a)	400	700
Brush Engineered Materials, Inc. (a)	9,400	224,190
Capital Gold Corporation (a)	51,559	192,315
Carpenter Technology Corporation (b)	77,000	2,691,150
Century Aluminum Company (a)	94,648	987,179
China Gerui Advanced Materials Group Ltd. (a)	18,435	106,001
Coeur d'Alene Mines Corporation (a)	600	9,138
Compass Minerals International, Inc.	24,800	1,753,112
Corriente Resources, Inc. - Class A (a)	14,300	119,119
Endeavour Silver Corporation (a)	127,874	423,263
Entrée Gold, Inc. (a)	7,235	15,555
Exeter Resource Corporation (a)	88,553	517,150
Extorre Gold Mines Ltd. (a)	18,339	49,671
Fronteer Gold, Inc. (a) (b)	115,384	692,304
Gammon Gold, Inc. (a)	151,810	903,270
General Moly, Inc. (a)	64,557	214,329
Gerdau AmeriSteel Corporation (a)	26,900	295,093
Globe Specialty Metals, Inc. (a)	17,007	196,091
Goldcorp, Inc.	100	3,914
Golden Star Resources Ltd. (a)	8,028	32,835
Harry Winston Diamond Corporation (a)	18,000	221,760
Haynes International, Inc.	5,973	201,051
Hecla Mining Company (a)	281,312	1,389,681
Horsehead Holding Corporation (a)	29,163	223,389
IAMGOLD Corporation	9,600	151,776
International Tower Hill Mines Ltd. (a)	59,200	367,040
Jaguar Mining, Inc. (a)	23,700	192,207
Keegan Resources, Inc. (a)	10,328	53,189
MAG Silver Corporation (a)	11,116	67,029
Mesabi Trust	25,122	610,967

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Materials - 6.3% (Continued)
Metals & Mining - 2.6% (Continued)
Metals USA Holdings Corporation (a)	21,102	$261,454
Minefinders Corporation Ltd. (a)	57,173	489,973
Nevsun Resources Ltd. (a)	152,000	544,160
New Gold, Inc. (a)	107,000	531,790
Newmont Mining Corporation	100	5,590
Noranda Aluminum Holding Corporation (a)	9,000	71,280
North American Palladium Ltd. (a) (b)	271,361	903,632
Northern Dynasty Minerals Ltd. (a) (b)	91,300	628,144
Northgate Minerals Corporation (a)	370,338	1,096,200
NovaGold Resources, Inc. (a)	137,379	850,376
Platinum Group Metals Ltd. (a)	74,100	134,121
Polymet Mining Corporation (a)	35,834	54,826
Puda Coal, Inc. (a)	54,248	482,807
Qiao Xing Universal Telephone, Inc. (a)	50,792	83,807
Reliance Steel & Aluminum Company (b)	59,500	2,337,160
RTI International Metals, Inc. (a)	8,305	235,696
Rubicon Minerals Corporation (a) (b)	170,939	606,833
Schnitzer Steel Industries, Inc. - Class A	5,320	243,762
Seabridge Gold, Inc. (a)	300	7,686
Silver Standard Resources, Inc. (a)	1,199	19,616
Silvercorp Metals, Inc.	10,560	69,274
Steel Dynamics, Inc.	55,360	792,755
Stillwater Mining Company (a)	10,006	137,783
Taseko Mines Ltd. (a)	248,340	1,010,744
Terra Nova Realty Corporation (a)	48,820	420,828
Timberline Resources Corporation (a)	800	743
Titanium Metals Corporation (a)	19,860	439,700
U.S. Energy Corporation (a)	54,614	262,147
Universal Stainless & Alloy Products, Inc. (a)	6,276	143,218
Vista Gold Corporation (a)	81,615	111,813
Walter Energy, Inc.	13,900	991,070
WHX Corporation (a)	3,905	18,627
Worthington Industries, Inc.	10,300	147,599
Yamana Gold, Inc.	10,200	96,084
		28,514,515
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. (a)	20,278	230,155
Clearwater Paper Corporation (a)	1,900	117,097
Domtar Corporation	29,000	1,696,500
KapStone Paper and Packaging Corporation (a)	201,495	2,305,103
Louisiana-Pacific Corporation (a)	21,000	152,880
Neenah Paper, Inc.	15,625	280,312
Orient Paper, Inc. (a)	48,200	214,490
Verso Paper Corporation (a)	9,790	29,370
Wausau Paper Corporation (a)	19,165	130,897
		5,156,804
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.8%
Atlantic Tele-Network, Inc. (b)	33,746	1,508,784

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Telecommunication Services - 1.1% (Continued)
Diversified Telecommunication Services - 0.8% (Continued)
Consolidated Communications Holdings, Inc.	20,598	$359,641
General Communication, Inc. - Class A (a)	72,002	610,577
Global Crossing Ltd. (a)	39,061	451,936
Globalstar, Inc. (a)	237,836	418,591
Level 3 Communications, Inc. (a)	234,800	265,324
PAETEC Holding Corporation (a)	41,779	164,192
Premiere Global Services, Inc. (a)	54,880	343,549
Qwest Communications International, Inc.	7,400	41,884
SureWest Communications (a)	700	4,767
tw telecom, inc. (a) (b)	128,371	2,428,779
Vonage Holdings Corporation (a)	657,700	1,611,365
Windstream Corporation	1,100	12,540
		8,221,929
Wireless Telecommunication Services - 0.3%
American Tower Corporation - Class A (a)	700	32,368
Cellcom Israel Ltd.	16,000	441,600
Clearwire Corporation (a)	19,900	138,902
Crown Castle International Corporation (a)	100	3,951
FiberTower Corporation (a)	24,007	114,513
Leap Wireless International, Inc. (a)	17,200	204,508
MetroPCS Communications, Inc. (a)	53,664	480,293
NII Holdings, Inc. (a)	100	3,746
NTELOS Holdings Corporation	29,455	551,103
SBA Communications Corporation - Class A (a)	100	3,618
Sprint Nextel Corporation (a)	21,900	100,083
Syniverse Holdings, Inc. (a)	39,100	873,103
United States Cellular Corporation (a)	2,000	94,060
		3,041,848
Utilities - 1.6%
Electric Utilities - 0.7%
American Electric Power Company, Inc.	3,500	125,930
Brookfield Infrastructure Partners, L.P.	627	10,903
Central Vermont Public Service Corporation	261	5,544
Cleco Corporation	9,300	265,515
DPL, Inc. (b)	103,375	2,616,421
El Paso Electric Company (a)	19,300	414,950
ITC Holdings Corporation	13,900	788,686
Northeast Utilities	3,300	91,872
NV Energy, Inc. (b)	171,341	2,176,031
Pepco Holdings, Inc.	100	1,691
Pinnacle West Capital Corporation	4,000	152,360
Progress Energy, Inc.	1,600	67,376
Southern Company (The)	700	24,731
UIL Holdings Corporation (b)	34,240	933,040
Westar Energy, Inc.	1,200	28,656
		7,703,706
Gas Utilities - 0.7%
AGL Resources, Inc. (b)	72,152	2,741,776
Amerigas Partners, L.P.	3,282	143,949

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.6% (Continued)	Shares	Value
Utilities - 1.6% (Continued)
Gas Utilities - 0.7% (Continued)
Atmos Energy Corporation (b)	33,763	$979,127
Chesapeake Utilities Corporation	9,352	310,860
Ferrellgas Partners, L.P.	2,013	48,252
Laclede Group, Inc. (The)	7,344	256,599
Nicor, Inc.	100	4,379
Questar Corporation	3,300	54,285
Southwest Gas Corporation	5,500	176,935
Spectra Energy Partners, L.P.	200	6,980
Star Gas Partners, L.P.	13,515	59,601
Suburban Propane Partners, L.P.	1,466	72,054
UGI Corporation (b)	90,013	2,426,750
		7,281,547
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. (a)	100	2,268
RRI Energy, Inc. (a)	3,236	12,782
U.S. Geothermal, Inc. (a)	1,600	1,249
		16,299
Multi-Utilities - 0.1%
Alliant Energy Corporation	4,900	169,344
Avista Corporation	3,500	73,220
CenterPoint Energy, Inc.	400	5,692
CH Energy Group, Inc.	606	25,331
Consolidated Edison, Inc.	500	23,060
DTE Energy Company	100	4,616
NiSource, Inc.	26,400	435,600
NSTAR	3,700	137,492
OGE Energy Corporation	3,500	138,740
Public Service Enterprise Group, Inc.	100	3,290
SCANA Corporation	3,700	141,747
Vectren Corporation	100	2,477
Wisconsin Energy Corporation	3,100	168,268
Xcel Energy, Inc.	4,700	103,353
		1,432,230
Water Utilities - 0.1%
American States Water Company	8,203	289,402
California Water Service Group	4,541	161,433
Cascal N.V.	10,545	66,855
Connecticut Water Service, Inc.	70	1,624
Middlesex Water Company	9,320	154,246
Southwest Water Company	8,205	89,024
Tri-Tech Holding, Inc. (a) (b)	32,565	296,993
		1,059,577

Total Common Stocks (Cost $897,435,804)		$930,919,699

CLOSED-END FUNDS - 5.1%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	89,428	$576,811

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.1% (Continued)	Shares	Value
Aberdeen Australia Equity Fund, Inc.	4,300	$44,677
Aberdeen Israel Fund, Inc. (a)	6,950	99,663
Aberdeen Latin America Equity Fund, Inc.	60	2,469
Adams Express Company (The)	91,732	885,214
Advent/Claymore Convertible Securities & Income Fund	42,905	722,091
Advent/Claymore Global Convertible Securities & Income Fund	100	888
AllianceBernstein Global High Income Fund, Inc.	28,903	419,093
AllianceBernstein Income Fund, Inc.	174,765	1,455,792
AllianceBernstein National Municipal Income Fund, Inc.	4,560	65,071
Alpine Global Dynamic Dividend Fund	52,644	333,763
Alpine Global Premier Properties Fund	259,003	1,600,639
American Municipal Income Portfolio, Inc.	100	1,455
American Select Portfolio, Inc.	599	7,374
ASA Ltd.	63,393	1,668,504
Asia Tigers Fund, Inc.	1,366	26,364
Bancroft Fund Ltd.	900	13,824
BlackRock Core Bond Trust	20,430	272,741
BlackRock Corporate High Yield Fund III, Inc.	16,030	110,928
BlackRock Corporate High Yield Fund V, Inc.	10,300	119,171
BlackRock Corporate High Yield Fund VI, Inc.	17,760	203,885
BlackRock Corporate High Yield Fund, Inc.	25,388	175,685
BlackRock Credit Allocation Income Trust IV	128,308	1,602,567
BlackRock Debt Strategies Fund, Inc.	45,765	178,026
BlackRock Diversified Income Strategies Fund, Inc.	645	6,831
BlackRock Energy & Resources Trust	100	2,343
BlackRock Enhanced Capital & Income Fund	60,580	865,688
BlackRock Enhanced Government Fund, Inc.	8,045	134,673
BlackRock Floating Rate Income Trust	100	1,455
BlackRock Florida Municipal 2020 Term Trust	3,551	50,779
BlackRock Global Opportunities Equity Trust	73,415	1,315,597
BlackRock High Yield Trust	600	3,984
BlackRock Income Opportunity Trust, Inc.	300	3,051
BlackRock Insured Municipal Income Investment Trust	7,400	112,332
BlackRock Investment Quality Municipal Trust	300	4,338
BlackRock Limited Duration Income Trust	19,155	321,421
BlackRock Muni New York Intermediate Duration Fund, Inc.	10,725	145,217
BlackRock MuniAssets Fund, Inc.	100	1,279
BlackRock Municipal 2020 Term Trust	10,970	164,989
BlackRock MuniEnhanced Fund, Inc.	6,947	77,667
BlackRock MuniHoldings California Insured Fund, Inc.	40,288	565,644
BlackRock MuniHoldings Fund, Inc.	1,020	16,381
BlackRock MuniHoldings Insured Fund, Inc.	100	1,419
BlackRock MuniHoldings Insured Investment Fund	8,100	116,883
BlackRock MuniHoldings New York Insured Fund, Inc.	12,400	184,140
BlackRock Munivest Fund, Inc.	35,305	351,285
BlackRock MuniYield Arizona Fund, Inc.	362	4,949
BlackRock MuniYield California Fund, Inc.	11,166	161,237
BlackRock MuniYield California Insured Fund, Inc.	21,659	303,659
BlackRock MuniYield Insured Fund	3,000	42,510
BlackRock MuniYield Insured Investment Fund	4,100	58,548

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.1% (Continued)	Shares	Value
BlackRock MuniYield Investment Fund	4,800	$68,928
BlackRock MuniYield New Jersey Insured Fund, Inc.	100	1,492
BlackRock MuniYield New York Insured Fund, Inc.	70,770	960,349
BlackRock MuniYield Quality Fund II, Inc.	6,201	80,737
BlackRock MuniYield Quality Fund, Inc.	44,603	669,937
BlackRock New Jersey Municipal Bond Trust	300	4,485
BlackRock New Jersey Municipal Income Trust	300	4,446
BlackRock New York Insured Municipal Income Trust	2,000	29,040
BlackRock New York Municipal Income Trust II	100	1,518
BlackRock Pennsylvania Strategic Municipal Trust	100	1,365
BlackRock Real Asset Equity Trust	56,188	672,008
BlackRock S&P Quality Rankings Global Equity Managed Trust	4,444	52,661
BlackRock Senior High Income Fund, Inc.	100	389
BlackRock Strategic Bond Trust	11,980	158,495
BlackRock Strategic Dividend Achievers Trust	100	937
Blackstone/GSO Senior Floating Rate Term Fund (a)	1,100	20,581
Blue Chip Value Fund, Inc. (a)	73,500	219,030
Boulder Growth & Income Fund, Inc. (a)	54,938	318,640
Boulder Total Return Fund, Inc. (a)	7,380	103,689
Calamos Global Dynamic Income Fund	127,222	955,437
Calamos Global Total Return Fund	6,303	85,721
Calamos Strategic Total Return Fund	89,366	747,100
Central Securities Corporation	17,100	324,045
Chartwell Dividend and Income Fund, Inc.	4,000	16,520
Claymore Dividend & Income Fund	19,066	251,671
ClearBridge Energy MLP Fund, Inc. (a)	7,200	145,296
Clough Global Equity Fund	52,790	702,107
Clough Global Opportunities Fund	31,329	377,514
Cohen & Steers Closed-End Opportunity Fund, Inc.	606	7,393
Cohen & Steers Dividend Majors Fund, Inc.	44,415	477,017
Cohen & Steers Global Income Builder, Inc.	12,196	128,912
Cohen & Steers Infrastructure Fund, Inc.	100	1,454
Cohen & Steers Quality Income Realty Fund, Inc.	228,772	1,594,541
Cohen & Steers REIT and Preferred Income Fund, Inc.	123,121	1,440,516
Cohen & Steers Total Return Realty Fund, Inc.	16,395	179,689
Credit Suisse Asset Management Income Fund, Inc.	100	369
DCA Total Return Fund	1,200	3,312
Delaware Enhanced Global Dividend and Income Fund	13,372	161,534
Delaware Investments Arizona Municipal Income Fund, Inc.	5,727	69,755
Delaware Investments Colorado Municipal Income Fund, Inc.	1,310	17,921
Delaware Investments Minnesota Municipal Income Fund II	12,942	170,705
Delaware Investments National Municipal Income Fund	500	6,410
Denali Fund (The)	4,453	62,565
Diamond Hill Financial Trends Fund, Inc.	5,159	45,296
Dow 30 Premium & Dividend Income Fund, Inc.	9,024	123,178
Dreyfus Strategic Municipal Bond Fund	5,600	46,928
Dreyfus Strategic Municipals, Inc.	3,400	29,240
DTF Tax-Free Income, Inc.	239	3,697
DWS Global High Income Fund, Inc.	7,200	55,080
DWS High Income Trust	4,261	40,352

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.1% (Continued)	Shares	Value
DWS Multi-Market Income Trust	25,118	$237,114
DWS Municipal Income Trust	30,814	389,181
DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.	7,015	106,488
Eagle Capital Growth Fund, Inc.	3,000	17,280
Eaton Vance California Municipal Income Trust	1,600	21,200
Eaton Vance Enhanced Equity Income Fund	42,212	552,977
Eaton Vance Enhanced Equity Income Fund II	3,873	48,877
Eaton Vance Floating-Rate Income Trust	21,140	330,418
Eaton Vance Limited Duration Income Fund	1,086	17,528
Eaton Vance Michigan Municipal Income Trust	500	6,440
Eaton Vance National Municipal Opportunities Trust	9,018	189,919
Eaton Vance Ohio Municipal Income Trust	200	2,758
Eaton Vance Pennsylvania Municipal Income Trust	100	1,378
Eaton Vance Senior Income Trust	57,650	404,126
Eaton Vance Tax-Advantaged Global Dividend Income Fund	8,459	111,574
Eaton Vance Tax-Managed Buy-Write Income Fund	2,234	32,147
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	100	1,338
Ellsworth Fund Ltd.	12,800	86,528
Engex, Inc. (a)	100	455
Equus Total Return, Inc. (a)	24,834	60,098
Federated Premium Intermediate Municipal Income Fund	3,498	48,587
First Opportunity Fund, Inc.	69,377	442,625
First Trust Enhanced Equity Income Fund	10,912	121,887
First Trust Specialty Finance & Finance Opportunities Fund	200	1,362
First Trust Strategic High Income Fund	1,783	5,955
First Trust Strategic High Income Fund III	25,832	108,753
First Trust/FIDAC Mortgage Income Fund	1,500	29,580
Foxby Corporation (a)	200	190
Gabelli Convertible and Income Securities Fund, Inc. (The)	6,320	37,035
Gabelli Global Deal Fund (The)	26,931	368,955
Gabelli Global Multimedia Trust, Inc.	100	707
Gabelli Healthcare & WellnessRx Trust (The) (a)	9,785	61,646
General American Investors Company, Inc.	6,898	158,654
Global Income & Currency Fund, Inc.	300	4,293
Guggenheim Enhanced Equity Income Fund	1,500	12,225
H&Q Healthcare Investors	97,580	1,125,097
H&Q Life Sciences Investors	61,343	564,356
Helios Advantage Income Fund, Inc.	100	701
Helios Multi-Sector High Income Fund, Inc.	100	495
Helios Strategic Mortgage Income Fund, Inc.	2,100	13,188
Herzfeld Caribbean Basin Fund, Inc. (a)	100	609
ING Clarion Global Real Estate Income Fund	2,680	18,733
ING Prime Rate Trust	31,747	180,640
Invesco California Insured Municipal Income Trust	12,668	173,172
Invesco Insured California Municipal Securities	5,598	74,621
Invesco Insured Municipal Bond Trust	439	6,181
Invesco Insured Municipal Income Trust	1,000	14,780
Invesco Insured Municipal Securities	2,045	28,794
Invesco Insured Municipal Trust	599	8,464
Invesco Quality Municipal Securities	21,596	304,072

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.1% (Continued)	Shares	Value
Invesco Van Kampen Ohio Quality Municipal Trust	1,331	$20,484
Invesco Van Kampen Senior Income Trust	72,300	336,195
Japan Equity Fund, Inc. (The)	7,677	40,611
Japan Smaller Capitalization Fund, Inc.	27,000	218,700
JF China Region Fund, Inc.	300	4,011
John Hancock Bank and Thrift Opportunity Fund	75,589	1,161,047
Lazard Global Total Return & Income Fund, Inc.	4,700	65,941
Lazard World Dividend & Income Fund, Inc.	11,806	132,227
Liberty All-Star Equity Fund	370,869	1,587,319
Liberty All-Star Growth Fund, Inc.	33,445	119,064
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	24,873	299,968
Madison/Claymore Covered Call & Equity Strategy Fund	61,696	520,097
Mexico Equity and Income Fund, Inc. (The) (a)	6,094	56,369
MFS Charter Income Trust	74,382	708,117
MFS Intermediate High Income Fund	5,141	14,652
MFS Intermediate Income Trust	38,205	264,379
MFS Investment Grade Municipal Trust	4,700	46,530
MFS Multimarket Income Trust	124,904	859,340
Morgan Stanley Asia-Pacific Fund, Inc.	6,082	89,405
Morgan Stanley Eastern Europe Fund, Inc. (a)	2,500	40,075
Morgan Stanley Emerging Markets Debt Fund, Inc.	17,120	184,554
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	53,059	854,250
Morgan Stanley Frontier Emerging Markets Fund	100	1,225
Neuberger Berman California Intermediate Municipal Fund, Inc.	4,655	67,498
Neuberger Berman Intermediate Municipal Fund, Inc.	3,051	43,721
Neuberger Berman New York Intermediate Municipal Fund, Inc.	2,000	29,720
New Ireland Fund, Inc. (The) (a)	14,292	90,040
Nicholas-Applegate Global Equity & Convertible Income Fund	1,000	15,300
Nuveen Arizona Dividend Advantage Municipal Fund	1,900	26,733
Nuveen Arizona Dividend Advantage Municipal Fund 3	4,202	55,214
Nuveen Arizona Premium Income Municipal Fund	800	10,608
Nuveen California Municipal Market Opportunity Fund	365	5,121
Nuveen California Municipal Value Fund	3,049	28,569
Nuveen California Municipal Value Fund 2	5,927	89,794
Nuveen California Performance Plus Municipal Fund, Inc.	1,549	21,717
Nuveen California Premium Income Municipal Fund	100	1,376
Nuveen California Quality Income Municipal Fund	9,580	143,796
Nuveen California Select Tax-Free Income Portfolio	1,208	16,767
Nuveen Connecticut Dividend Advantage Municipal Fund 3	500	7,115
Nuveen Connecticut Premium Income Municipal Fund	5,629	79,200
Nuveen Diversified Dividend & Income Fund	500	5,155
Nuveen Equity Premium Income Fund	39,500	505,995
Nuveen Equity Premium Opportunity Fund	28,189	358,564
Nuveen Floating Rate Income Opportunity Fund	19,161	223,034
Nuveen Georgia Dividend Advantage Municipal Fund 2	2,700	37,503
Nuveen Georgia Premium Income Municipal Fund	400	5,660
Nuveen Global Government Enhanced Income Fund	9,792	164,212

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.1% (Continued)	Shares	Value
Nuveen Insured New York Dividend Advantage Municipal Fund	6,111	$87,754
Nuveen Insured New York Tax Free Advantage Municipal Fund	1,101	15,832
Nuveen Insured Tax-Free Advantage Municipal Fund	492	7,571
Nuveen Maryland Premium Income Municipal Fund	700	10,633
Nuveen Massachusetts Premium Income Municipal Fund	900	13,617
Nuveen Michigan Dividend Advantage Municipal Fund	2,850	39,216
Nuveen Michigan Premium Income Municipal Fund, Inc.	4,100	55,350
Nuveen Michigan Quality Income Municipal Fund, Inc.	3,600	50,868
Nuveen Multi-Currency Short-Term Government Income Fund	59,751	847,269
Nuveen Multi-Strategy Income and Growth Fund	91,116	715,261
Nuveen Municipal Advantage Fund	16,395	241,498
Nuveen Municipal Value Fund 2	2,109	35,790
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	10,877	153,801
Nuveen New Jersey Municipal Value Fund	2,954	45,108
Nuveen New York Dividend Advantage Municipal Fund	11,600	162,632
Nuveen New York Dividend Advantage Municipal Fund 2	8,000	111,840
Nuveen New York Investment Quality Municipal Fund	43,514	626,602
Nuveen New York Municipal Value Fund	2,300	22,816
Nuveen New York Municipal Value Fund 2	4,629	69,713
Nuveen New York Performance Plus Municipal Fund, Inc.	100	1,509
Nuveen New York Quality Income Municipal Fund, Inc.	2,729	39,625
Nuveen New York Select Quality Municipal Fund, Inc.	15,045	224,923
Nuveen New York Select Tax-Free Income Portfolio	100	1,403
Nuveen Ohio Dividend Advantage Municipal Fund	100	1,525
Nuveen Pennsylvania Dividend Advantage Municipal Fund	1	15
Nuveen Pennsylvania Investment Quality Municipal Fund	16,600	238,874
Nuveen Pennsylvania Municipal Value Fund	100	1,578
Nuveen Pennsylvania Premium Income Municipal Fund 2	15,101	208,092
Nuveen Premier Insured Municipal Income Fund, Inc.	992	15,128
Nuveen Premier Municipal Income Fund, Inc.	800	11,280
Nuveen Premium Income Municipal Fund	30,599	449,193
Nuveen Premium Income Municipal Fund 2	100	1,438
Nuveen Premium Income Municipal Fund 4	53,024	703,628
Nuveen Quality Income Municipal Fund	7,675	114,665
Nuveen Real Estate Income Fund	10,166	93,019
Nuveen Select Tax-Free Income Portfolio 2	5,700	80,313
Nuveen Select Tax-Free Income Portfolio 3	5,100	74,358
Nuveen Senior Income Fund	31,511	219,001
Nuveen Tax-Advantaged Dividend Growth Fund	2,192	25,690
Pacholder High Yield Fund, Inc.	15,831	133,772
PIMCO New York Municipal Income Fund	300	3,390
Pioneer Diversified High Income Trust	800	16,080
Pioneer Floating Rate Trust	1,385	17,908
Putnam Managed Municipal Income Trust	60,232	458,366
Putnam Municipal Opportunities Trust	13,026	152,925
RENN Global Entrepreneurs Fund (a)	2,623	6,033
RiverSource LaSalle International Real Estate Fund, Inc.	9,519	75,010
RMR Asia Pacific Real Estate Fund (a)	8,970	144,240
RMR Real Estate Income Fund	1,197	31,732

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 5.1% (Continued)	Shares	Value
Royce Focus Trust, Inc. (a)	3,200	$19,040
Royce Micro-Cap Trust, Inc. (a)	78,286	608,282
Royce Value Trust, Inc. (a)	76,912	867,567
Strategic Global Income Fund, Inc.	33	378
Taiwan Greater China Fund (The) (a)	100	612
Templeton Dragon Fund, Inc.	100	2,685
Templeton Emerging Markets Fund	8,252	157,448
Templeton Russia & East European Fund, Inc. (a)	4,200	77,700
Tortoise Energy Capital Corporation	6,909	185,576
Transamerica Income Shares, Inc.	2,200	48,840
Tri-Continental Corporation	45,476	528,431
Wells Fargo Advantage Global Dividend Opportunity Fund	19,791	188,014
Wells Fargo Advantage Multi-Sector Income Fund	18,150	279,329
Wells Fargo Advantage Utilities and High Income Fund	100	1,117
Western Asset Income Fund	23,350	321,296
Western Asset Municipal Defined Opportunity Trust, Inc.	8,876	194,562
Western Asset Municipal High Income Fund, Inc.	9,382	73,836
Western Asset Municipal Partners Fund, Inc.	1,165	16,776
Zweig Fund, Inc.	332,140	1,022,991
Zweig Total Return Fund, Inc. (The)	106,707	403,352
Total Closed-End Funds (Cost $54,401,791)		$55,291,865

EXCHANGE-TRADED FUNDS - 0.1%	Shares	Value
iShares Nasdaq Biotechnology Index Fund (a)	700	$56,721
SPDR Dow Jones Large Cap Growth ETF	65	3,147
SPDR Morgan Stanley Technology ETF	56	3,097
Vanguard Extended Duration Treasury ETF (b)	7,609	700,104
WisdomTree Earnings 500 Fund	35	1,339
Total Exchange-Traded Funds (Cost $749,127)		$764,408

WARRANTS - 0.0%	Shares	Value
Xerium Technologies, Inc. (a) (Cost $0)	790	$1,185

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.5%	Shares	Value
UMB Money Market Fiduciary, 0.03% (e) (Cost $59,105,595)	59,105,595	$59,105,595

Total Investments at Value - 97.3% (Cost $1,011,692,317)		$1,046,082,752

Other Assets in Excess of Liabilities - 2.7%		28,765,861

Net Assets - 100.0%		$1,074,848,613

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Fair Value priced (Note 1). Fair valued securities totaled $54,733 at July 31, 2010, representing 0.0% of net assets.
(d)	Security is traded on Xetra, a worldwide electronic securities trading system based in Frankfurt, Germany.
(e)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2010.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
July 31, 2010 (Unaudited)

COMMON STOCKS - 60.1%	Shares	Value
Consumer Discretionary - 11.8%
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc. (a)	57,700	$537,187
China Automotive Systems, Inc. (a)	18,353	335,493
Cooper Tire & Rubber Company	10,600	229,066
Fuel Systems Solutions, Inc. (a)	126,090	3,834,397
Icahn Enterprises, L.P.	1,065	43,132
Johnson Controls, Inc.	100	2,881
Stoneridge, Inc. (a)	36	386
Superior Industries International, Inc.	72,869	1,048,585
Wonder Auto Technology, Inc. (a)	153,094	1,250,778
		7,281,905
Automobiles - 0.1%
Ford Motor Company (a)	10,800	137,916
Harley-Davidson, Inc.	5,700	155,211
Thor Industries, Inc.	10,800	300,672
		593,799
Distributors - 0.0%
Core-Mark Holding Company, Inc. (a)	619	18,892
LKQ Corporation (a)	28,545	564,620
		583,512
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	1,521	67,928
Bridgepoint Education, Inc. (a)	500	9,275
Corinthian Colleges, Inc. (a)	31,900	290,290
Grand Canyon Education, Inc. (a)	14,900	361,623
K12, Inc. (a)	86,216	2,245,927
Pre-Paid Legal Services, Inc. (a)	48,723	2,390,350
Regis Corporation	5,700	86,811
Sotheby's	7,800	211,614
Stewart Enterprises, Inc. - Class A	312,180	1,676,407
Strayer Education, Inc.	100	23,940
Universal Technical Institute, Inc. (a)	900	18,333
Weight Watchers International, Inc.	4,800	131,472
		7,513,970
Hotels, Restaurants & Leisure - 1.6%
Ambassadors Group, Inc.	9,299	105,451
Biglari Holdings, Inc. (a)	65	18,882
BJ's Restaurants, Inc. (a)	104,474	2,664,087
Buffalo Wild Wings, Inc. (a)	4,400	187,616
Caribou Coffee Company, Inc. (a)	2,596	27,569
Carrols Restaurant Group, Inc. (a)	249	1,290
CEC Entertainment, Inc. (a)	200	6,946
Cheesecake Factory, Inc. (The) (a)	8,100	189,864
Cracker Barrel Old Country Store, Inc.	12,220	598,536
Darden Restaurants, Inc.	300	12,567
DineEquity, Inc. (a)	50,519	1,841,923
International Speedway Corporation - Class A	5,731	148,433
Jack in the Box, Inc. (a)	1,380	28,469

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Consumer Discretionary - 11.8% (Continued)
Hotels, Restaurants & Leisure - 1.6% (Continued)
Krispy Kreme Doughnuts, Inc. (a)	150,793	$594,124
Landry's Restaurants, Inc. (a)	78,372	1,919,330
Life Time Fitness, Inc. (a)	33,741	1,226,823
Morgans Hotel Group Company (a)	118,720	879,715
Morton's Restaurant Group, Inc. (a)	1,000	4,890
P.F. Chang's China Bistro, Inc.	35,879	1,485,391
Panera Bread Company - Class A (a)	1,900	148,599
Peet's Coffee & Tea, Inc. (a)	40,598	1,649,497
Red Robin Gourmet Burgers, Inc. (a)	8,900	189,926
Scientific Games Corporation - Class A (a)	7,000	74,130
Speedway Motorsports, Inc.	5,083	69,739
Starwood Hotels & Resorts Worldwide, Inc.	300	14,535
Texas Roadhouse, Inc. (a)	11,800	159,064
Town Sports International Holdings, Inc. (a)	400	1,156
Vail Resorts, Inc. (a)	73,529	2,785,278
Wyndham Worldwide Corporation	2,860	73,016
Yum! Brands, Inc.	100	4,130
		17,110,976
Household Durables - 1.7%
American Greetings Corporation	69,028	1,414,384
Beazer Homes USA, Inc. (a)	80,900	342,207
Blyth, Inc.	28,999	1,146,911
Brookfield Homes Corporation (a)	16,605	123,707
Cavco Industries, Inc. (a)	30,364	1,064,562
Ethan Allen Interiors, Inc.	76,282	1,170,166
Garmin Ltd.	100	2,851
Hooker Furniture Corporation	9,248	109,311
Hovnanian Enterprises, Inc. - Class A (a)	109,620	479,039
iRobot Corporation (a)	97,412	1,983,308
KB Home	178,700	2,033,606
Leggett & Platt, Inc.	166,900	3,478,196
Libbey, Inc. (a)	4,800	60,048
MDC Holdings, Inc.	22,100	643,552
Mohawk Industries, Inc. (a)	18,246	892,777
Newell Rubbermaid, Inc.	100	1,550
Ryland Group, Inc. (The)	19,390	316,445
Sealy Corporation (a)	244,641	670,316
Skyline Corporation	1,347	27,048
Stanley Black & Decker, Inc.	700	40,614
Tempur-Pedic International, Inc. (a)	2,600	79,742
Toll Brothers, Inc. (a)	67,100	1,164,856
Tupperware Brands Corporation	32,700	1,288,053
		18,533,249
Internet & Catalog Retail - 1.2%
Blue Nile, Inc. (a)	48,056	2,446,050
Gaiam, Inc. - Class A	20	120
HSN, Inc. (a)	28,600	840,840
NetFlix, Inc. (a)	100	10,255
NutriSystem, Inc.	151,196	2,957,394

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Consumer Discretionary - 11.8% (Continued)
Internet & Catalog Retail - 1.2% (Continued)
Overstock.com, Inc. (a)	66,369	$1,312,115
PetMed Express, Inc.	211,597	3,374,972
Priceline.com, Inc. (a)	2,700	605,880
Shutterfly, Inc. (a)	55,445	1,390,561
ValueVision Media, Inc. (a)	1,600	2,928
Vitacost.com, Inc. (a)	9,007	77,370
		13,018,485
Leisure Equipment & Products - 0.8%
Arctic Cat, Inc. (a)	19,403	193,060
Callaway Golf Company	249,633	1,685,023
Eastman Kodak Company (a)	731,646	2,904,635
JAKKS Pacific, Inc. (a)	28,110	443,576
Polaris Industries, Inc.	1,500	89,550
Pool Corporation	84,769	1,875,938
RC2 Corporation (a)	5,050	83,577
Sturm Ruger & Company, Inc.	104,892	1,468,488
		8,743,847
Media - 1.2%
A.H. Belo Corporation (a)	10,543	81,603
Arbitron, Inc.	46,317	1,338,561
Central European Media Enterprises Ltd. (a)	700	15,050
China Yida Holding Company (a)	200	2,442
Clear Channel Outdoor Holdings, Inc. (a)	6,384	70,288
Cumulus Media, Inc. - Class A (a)	800	2,424
DIRECTV (a)	100	3,716
DreamWorks Animation SKG, Inc. - Class A (a)	91,951	2,865,193
Emmis Communications Corporation - Class A (a)	600	1,176
Entercom Communications Corporation - Class A (a)	2,700	22,626
Fisher Communications, Inc. (a)	6	106
Gannett Company, Inc.	25,656	338,146
Interpublic Group of Companies, Inc. (a)	11,500	105,110
John Wiley & Sons, Inc.	100	3,938
Journal Communications, Inc. (a)	1,800	8,568
Lamar Advertising Company - Class A (a)	5,800	158,630
Lee Enterprises, Inc. (a)	2,100	6,174
Liberty Media Corporation - Capital - Series A (a)	28,300	1,319,912
LodgeNet Interactive Corporation (a)	44,259	159,332
Martha Stewart Living Omnimedia, Inc. (a)	149,813	756,556
McClatchy Company (The) - Class A (a)	353,025	1,235,587
McGraw-Hill Companies, Inc. (The)	300	9,207
Media General, Inc. (a)	79,115	817,258
Morningstar, Inc. (a)	1,787	80,433
Radio One, Inc. (a)	20,000	22,000
Regal Entertainment Group - Class A	2,500	33,375
Rentrak Corporation (a)	2,930	75,858
Scholastic Corporation	67,447	1,708,433
Sinclair Broadcast Group, Inc. (a)	29,600	178,784
Spanish Broadcasting System, Inc. (a)	1,080	1,220
Time Warner Cable, Inc.	100	5,717

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Consumer Discretionary - 11.8% (Continued)
Media - 1.2% (Continued)
Viacom, Inc. - Class A	23,966	$896,089
Viacom, Inc. - Class B	100	3,304
World Wrestling Entertainment, Inc.	11,600	186,064
		12,512,880
Multi-Line Retail - 0.1%
99¢ Only Stores (a)	11,645	193,540
Big Lots, Inc. (a)	8,600	295,066
Bon-Ton Stores, Inc. (The) (a)	33,200	317,392
Dillard's, Inc.	22,475	520,071
Family Dollar Stores, Inc.	100	4,135
Fred's, Inc.	16,200	175,608
Saks, Inc. (a)	13,000	106,730
Sears Holdings Corporation (a)	700	49,700
		1,662,242
Specialty Retail - 2.6%
Aaron's, Inc.	11,300	205,208
Abercrombie & Fitch Company - Class A	58,000	2,142,520
Aéropostale, Inc. (a)	900	25,587
AnnTaylor Stores Corporation (a)	974	17,084
AutoNation, Inc. (a)	2,200	53,746
AutoZone, Inc. (a)	200	42,314
Barnes & Noble, Inc.	59,110	766,657
bebe stores, inc.	4,581	27,257
Blockbuster, Inc. - Class A (a)	100,400	18,072
Books-A-Million, Inc.	6	39
Borders Group, Inc. (a)	17	22
Buckle, Inc. (The)	67,186	1,850,974
Build-A-Bear Workshop, Inc. (a)	24,515	148,316
Cabela's, Inc. - Class A (a)	93,500	1,457,665
Cache, Inc. (a)	167	862
Coldwater Creek, Inc. (a)	58,000	227,360
Collective Brands, Inc. (a)	10,400	166,608
Conn's, Inc. (a)	202,718	1,066,296
Cost Plus, Inc. (a)	6,938	23,797
Destination Maternity Corporation (a)	23	712
Dick's Sporting Goods, Inc. (a)	12,400	326,244
Dress Barn, Inc. (a)	11,700	288,990
DSW, Inc. - Class A (a)	95,600	2,543,916
GameStop Corporation - Class A (a)	64,800	1,299,240
Group 1 Automotive, Inc. (a)	47,640	1,320,581
Guess?, Inc.	10,700	381,990
Gymboree Corporation (a)	5,200	225,160
Haverty Furniture Companies, Inc. (a)	85,144	1,031,945
hhgregg, Inc. (a)	5,600	113,624
Hibbett Sports, Inc. (a)	78,472	2,077,154
J. Crew Group, Inc. (a)	19,200	684,096
Jo-Ann Stores, Inc. (a)	7,300	305,797
Jos. A. Bank Clothiers, Inc. (a)	2,400	140,832
Limited Brands, Inc.	9,000	230,760

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Consumer Discretionary - 11.8% (Continued)
Specialty Retail - 2.6% (Continued)
Lithia Motors, Inc.	38,276	$336,829
Lumber Liquidators Holdings, Inc. (a)	63,918	1,586,445
Men's Warehouse, Inc. (The)	3,700	72,002
Midas, Inc. (a)	500	4,400
Monro Muffler Brake, Inc.	7,743	317,773
New York & Company, Inc. (a)	65	145
Pacific Sunwear of California, Inc. (a)	164,100	662,964
Penske Auto Group, Inc. (a)	31,700	443,800
PetSmart, Inc.	1,300	40,365
Rent-A-Center, Inc. (a)	1,200	26,388
Select Comfort Corporation (a)	180,500	1,407,900
Sonic Automotive, Inc. - Class A (a)	9,700	95,933
Talbots, Inc. (The) (a)	159,440	1,831,965
TJX Companies, Inc.	100	4,152
Urban Outfitters, Inc. (a)	100	3,216
West Marine, Inc. (a)	8	83
Williams-Sonoma, Inc.	42,100	1,124,491
Winmark Corporation	400	13,380
Zale Corporation (a)	16,184	28,484
Zumiez, Inc. (a)	33,540	613,782
		27,825,922
Textiles, Apparel & Luxury Goods - 1.1%
Alpha Pro Tech Ltd. (a)	1,400	2,590
Cherokee, Inc.	43,014	844,365
CROCS, Inc. (a)	28,553	366,335
Fossil, Inc. (a)	900	35,640
Fuqi International, Inc. (a)	41,330	330,227
G-III Apparel Group Ltd. (a)	44,126	1,138,451
Hanesbrands, Inc. (a)	86,200	2,159,310
Joe's Jeans, Inc. (a)	50,712	97,367
K-Swiss, Inc. - Class A (a)	10,733	128,259
Liz Claiborne, Inc. (a)	292,900	1,388,346
LJ International, Inc. (a)	900	2,547
lululemon athletica, Inc. (a)	12,100	501,908
True Religion Apparel, Inc. (a)	89,753	2,206,129
Under Armour, Inc. - Class A (a)	3,943	148,099
Volcom, Inc. (a)	141,242	2,298,007
Wolverine World Wide, Inc.	11,900	340,221
		11,987,801
Consumer Staples - 2.4%
Beverages - 0.0%
Coca-Cola Company (The)	1,100	60,621
Coca-Cola Enterprises	400	11,480
Dr Pepper Snapple Group, Inc.	500	18,775
Hansen Natural Corporation (a)	1,000	41,890
Molson Coors Brewing Company	200	9,002
		141,768
Food & Staples Retailing - 0.3%
Casey's General Stores, Inc.	10,769	411,914

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Consumer Staples - 2.4% (Continued)
Food & Staples Retailing - 0.3% (Continued)
Costco Wholesale Corporation	100	$5,671
Great Atlantic & Pacific Tea Company, Inc. (The) (a)	583,780	2,019,879
Kroger Company (The)	4,400	93,192
QKL Stores, Inc. (a)	600	2,796
Ruddick Corporation	200	7,090
Spartan Stores, Inc.	21,002	301,589
Sysco Corporation	100	3,097
		2,845,228
Food Products - 1.8%
AgFeed Industries, Inc. (a)	145,493	420,475
American Dairy, Inc. (a)	59,768	790,731
American Lorain Corporation (a)	89	253
Archer-Daniels-Midland Company	200	5,472
Calavo Growers, Inc.	9,367	197,831
Cal-Maine Foods, Inc.	79,030	2,496,558
Chiquita Brands International, Inc. (a)	65,775	965,577
Conagra Foods, Inc.	100	2,348
Del Monte Foods Company	7,943	110,249
Diamond Foods, Inc.	79,240	3,529,349
Dole Food Company, Inc. (a)	193,009	2,111,518
Flowers Foods, Inc.	58,836	1,425,596
Green Mountain Coffee Roasters, Inc. (a)	3,800	117,002
Hain Celestial Group, Inc. (The) (a)	115,031	2,422,553
Hershey Company (The)	100	4,700
Imperial Sugar Company	62,770	753,240
Lancaster Colony Corporation	115	5,971
Lance, Inc.	2,520	53,248
Mead Johnson Nutrition Company - Class A	100	5,314
Omega Protein Corporation (a)	1,513	7,867
Origin Agritech Ltd. (a)	46,900	394,429
Reddy Ice Holdings, Inc. (a)	600	2,100
Sanderson Farms, Inc.	2,600	121,550
Sara Lee Corporation	100	1,479
Seneca Foods Corporation - Class A (a)	6,589	201,492
Smithfield Foods, Inc. (a)	18,000	256,500
Synutra International, Inc. (a)	5,916	99,744
Tootsie Roll Industries, Inc.	14,001	353,245
Treehouse Foods, Inc. (a)	47,700	2,274,813
Tyson Foods, Inc.	214	3,747
Yuhe International, Inc. (a)	100	940
		19,135,891
Household Products - 0.0%
Clorox Company	100	6,488
Colgate-Palmolive Company	900	71,082
Energizer Holdings, Inc. (a)	3,800	233,776
Kimberly Clark Corporation	100	6,412
Procter & Gamble Company (The)	100	6,116
		323,874

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Consumer Staples - 2.4% (Continued)
Personal Products - 0.1%
American Oriental Bioengineering, Inc. (a)	128,526	$325,171
Avon Products, Inc.	600	18,678
China Sky One Medical, Inc. (a)	16,922	188,003
China-Biotics, Inc. (a)	24,941	333,960
Estée Lauder Companies, Inc. (The) - Class A	4,400	273,900
Schiff Nutrition International, Inc. (a)	4,147	33,383
USANA Health Sciences, Inc. (a)	5,552	232,629
		1,405,724
Tobacco - 0.2%
Alliance One International, Inc. (a)	2	7
Altria Group, Inc.	2,400	53,184
Philip Morris International, Inc.	1,700	86,768
Star Scientific, Inc. (a)	220,789	472,488
Universal Corporation	8,700	385,845
Vector Group Ltd.	64,026	1,213,293
		2,211,585
Energy - 4.2%
Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc. (a)	3,687	100,286
Bolt Technology Corporation (a)	855	8,088
Boots & Coots, Inc. (a)	51,600	153,768
Bronco Drilling Company, Inc. (a)	33,513	127,349
Cal Dive International, Inc. (a)	25,884	153,233
Dawson Geophysical Company (a)	7,677	178,951
ENGlobal Corporation (a)	400	892
FMC Technologies, Inc. (a)	4,300	272,104
Gulf Island Fabrication, Inc.	2,465	44,272
Gulfmark Offshore, Inc. - Class A (a)	9,318	274,322
Halliburton Company	800	23,904
Helmerich & Payne, Inc.	2,782	112,755
Hornbeck Offshore Services, Inc. (a)	46,500	782,595
Key Energy Services, Inc. (a)	113,500	1,096,410
Matrix Service Company (a)	2,322	22,500
National Oilwell Varco, Inc.	1,300	50,908
Oceaneering International, Inc. (a)	5,800	286,984
Parker Drilling Company (a)	14,400	60,192
PHI, Inc. (a)	3,165	50,292
Pioneer Drilling Company (a)	7,813	51,722
Precision Drilling Corporation (a)	30,500	230,275
Pride International, Inc. (a)	7,900	187,941
Seahawk Drilling, Inc. (a)	56,732	563,349
Smith International, Inc.	100	4,148
SulphCo, Inc. (a)	279,872	67,729
Superior Well Services, Inc. (a)	120,602	2,239,579
T-3 Energy Services, Inc. (a)	1,458	36,975
Tesco Corporation (a)	4,236	58,033
Tidewater, Inc.	48,800	1,999,824
Transocean Ltd. (a)	100	4,621

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Energy - 4.2% (Continued)
Energy Equipment & Services - 0.9% (Continued)
Unit Corporation (a)	2,800	$114,520
		9,358,521
Oil, Gas & Consumable Fuels - 3.3%
Alliance Resource Partners, L.P.	4,980	260,105
Alon USA Energy, Inc.	55,062	379,377
Alpha Natural Resources, Inc. (a)	200	7,666
American Oil & Gas, Inc. (a)	69,591	509,406
Anadarko Petroleum Corporation	18,700	919,292
Arch Coal, Inc.	1,700	40,273
Atlas Energy, Inc. (a)	4,200	124,278
ATP Oil & Gas Corporation (a)	359,951	3,801,083
Berry Petroleum Company - Class A	1,440	42,941
Boardwalk Pipeline Partners, L.P.	3,500	107,800
BPZ Resources, Inc. (a)	384,044	1,739,719
Brigham Exploration Company (a)	400	6,904
Cabot Oil & Gas Corporation	8,453	257,563
Carrizo Oil & Gas, Inc. (a)	27,000	529,470
Cheniere Energy, Inc. (a)	334,333	956,192
Chesapeake Energy Corporation	500	10,515
China Integrated Energy, Inc. (a)	2,873	24,392
Cloud Peak Energy, Inc. (a)	16,101	247,150
Consol Energy, Inc.	200	7,496
Contango Oil & Gas Company (a)	1,579	69,223
Copano Energy, LLC	1,300	36,387
Crosstex Energy, L.P. (a)	4,900	61,201
Delek US Holdings, Inc.	9,743	73,073
Delta Petroleum Corporation (a)	7,387	6,020
Denison Mines Corporation (a)	114,716	174,368
Devon Energy Corporation	100	6,249
DHT Holdings, Inc.	85,587	359,465
Eagle Rock Energy Partners, L.P.	31,469	194,478
El Paso Corporation	50	616
El Paso Pipeline Partners, L.P.	1,900	59,831
Endeavour International Corporation (a)	2,811	3,458
Energy XXI (Bermuda) Ltd. (a)	2,900	49,213
Forest Oil Corporation (a)	2,820	80,624
FX Energy, Inc. (a)	17,202	60,551
GeoGlobal Resources, Inc. (a)	22,523	24,100
GMX Resources, Inc. (a)	303,398	1,878,034
Golar LNG Ltd.	300	3,234
Gran Tierra Energy, Inc. (a)	95,440	532,555
GreenHunter Energy, Inc. (a)	1,400	1,190
Harvest Natural Resources, Inc. (a)	19,980	165,834
Houston American Energy Corporation	128,274	1,376,380
Hyperdynamics Corporation (a)	18,410	21,172
Inergy Holdings, L.P.	10,175	307,387
Inergy, L.P.	2,800	119,112
Isramco, Inc. (a)	100	5,610
James River Coal Company (a)	7,900	138,329

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Energy - 4.2% (Continued)
Oil, Gas & Consumable Fuels - 3.3% (Continued)
Kinder Morgan Management, LLC (a)	7,333	$431,400
Knightsbridge Tankers Ltd.	3,600	67,176
Kodiak Oil & Gas Corporation (a)	143,600	481,060
L & L Energy, Inc. (a)	13,488	153,089
Magnum Hunter Resources Corporation (a)	14,300	65,208
Mariner Energy, Inc. (a)	100	2,389
Miller Petroleum, Inc. (a)	63,639	317,559
Noble Energy, Inc.	100	6,706
Nordic American Tanker Shipping Ltd.	64,900	1,861,332
Northern Oil & Gas, Inc. (a)	100,300	1,472,404
Occidental Petroleum Corporation	100	7,793
Overseas Shipholding Group, Inc.	800	31,384
Pacific Ethanol, Inc. (a)	398	231
Panhandle Oil & Gas, Inc.	3,230	96,545
Patriot Coal Corporation (a)	121,000	1,459,260
Penn Virginia Corporation	47,900	910,100
Petrohawk Energy Corporation (a)	1,000	15,770
Provident Energy Trust	100	662
RAM Energy Resources, Inc. (a)	1,500	2,850
Range Resources Corporation	100	3,712
Rentech, Inc. (a)	59,376	57,773
Resolute Energy Corporation (a)	28,400	337,960
Rex Energy Corporation (a)	20,890	221,434
San Juan Basin Royalty Trust	30,810	806,606
SandRidge Energy, Inc. (a)	110,116	649,682
Scorpio Tankers, Inc. (a)	1,300	14,235
SM Energy Company	6,700	277,514
Southwestern Energy Company (a)	400	14,580
Spectra Energy Corporation	100	2,079
Stone Energy Corporation (a)	17,240	202,742
Sunoco, Inc.	300	10,701
Syntroleum Corporation (a)	83,594	161,336
Targa Resources Partners, L.P.	600	16,500
Tesoro Corporation	102,600	1,324,566
TransAtlantic Petroleum Ltd. (a)	300	948
TransCanada Corporation	1,100	38,885
Tri-Valley Corporation (a)	62,216	56,623
Uranerz Energy Corporation (a)	42,379	52,126
Uranium Energy Corporation (a)	374,825	1,038,265
USEC, Inc. (a)	422,291	2,335,269
Verenium Corporation (a)	10,734	26,728
Western Refining, Inc. (a)	314,364	1,666,129
Whiting Petroleum Corporation (a)	1,800	158,418
Whiting USA Trust I	2,060	42,086
Williams Partners, L.P.	3,200	148,288
World Fuel Services Corporation	99,236	2,585,098
Zion Oil & Gas, Inc. (a)	27,219	133,917
		35,546,434

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Financials - 9.3%
Capital Markets - 0.5%
AllianceBernstein Holding, L.P.	46,974	$1,253,266
American Capital Ltd. (a)	116,780	606,088
Ameriprise Financial, Inc.	600	25,434
Arlington Asset Investment Corporation	1,420	28,499
BGC Partners, Inc. - Class A	93,943	509,171
Cohen & Steers, Inc.	5,428	121,044
Evercore Partners, Inc. - Class A	1,072	25,171
FBR Capital Markets Corporation (a)	64,400	212,520
Franklin Resources, Inc.	800	80,464
Gladstone Investment Corporation	1,090	7,194
GLG Partners, Inc. (a)	30,600	134,946
Goldman Sachs Group, Inc. (The)	1,800	271,476
Greenhill & Company, Inc.	1,500	102,075
International Assets Holding Corporation (a)	8,433	142,855
Jefferies Group, Inc.	2,500	61,725
KBW, Inc. (a)	1,681	38,411
Knight Capital Group, Inc. (a)	2,728	39,229
Kohlberg Capital Corporation	5,575	28,767
LaBranche & Company, Inc. (a)	34,160	129,466
Ladenburg Thalmann Financial Services, Inc. (a)	4,200	5,334
Morgan Stanley	9,600	259,104
Och-Ziff Capital Management Group, LLC	2,100	28,854
optionsXpress Holdings, Inc. (a)	4,100	63,960
Penson Worldwide, Inc. (a)	123,504	664,452
State Street Corporation	16,800	653,856
Stifel Financial Corporation (a)	1,700	78,778
SWS Group, Inc.	22,100	192,712
		5,764,851
Commercial Banks - 4.3%
Ameris Bancorp (a)	3,900	38,376
Associated Banc-Corp	23,460	318,821
Auburn National Bancorporation, Inc.	200	3,710
BancFirst Corporation	3,296	135,729
BancorpSouth, Inc.	72,180	1,058,159
Bank of the Ozarks, Inc.	56,750	2,125,288
Boston Private Financial Holdings, Inc.	76,900	508,309
Bridge Bancorp, Inc.	400	10,448
Bryn Mawr Bank Corporation	4,071	75,721
Camden National Corporation	16	500
Capital City Bank Group, Inc.	18,648	257,902
Capitol Bancorp Ltd. (a)	8,254	11,308
Cascade Bancorp, Inc. (a)	43,934	21,967
Cathay General Bancorp	12,744	149,869
Center Bancorporation, Inc.	80	587
Central Pacific Financial Corporation (a)	570	946
Chemical Financial Corporation	6,380	143,231
Citizens Holding Company	200	3,654
Citizens Republic Bancorp, Inc. (a)	37,300	33,727
City Bank (a)	13,068	3,006

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Financials - 9.3% (Continued)
Commercial Banks - 4.3% (Continued)
City Holding Company	52,727	$1,552,810
City National Corporation	3,000	170,010
CoBiz Financial, Inc.	105,574	666,172
Colonial Bancgroup, Inc. (The) (a)	108,955	1,525
Columbia Banking Systems, Inc.	9,608	175,634
Community Bank System, Inc.	76,962	1,904,810
CVB Financial Corporation	200,579	2,041,894
First BanCorp (North Carolina)	20,733	346,034
First Busey Corporation	101,073	463,925
First Commonwealth Financial Corporation	98,200	520,460
First Community Bancshares, Inc.	839	12,342
First Financial Bankshares, Inc.	14,806	725,790
First Financial Corporation	100	2,837
First Merchants Corporation	3,600	31,248
First Midwest Bancorp, Inc.	15,200	191,216
First South Bancorp, Inc.	4,887	57,862
FirstMerit Corporation	4,100	80,811
FNB Corporation	81,711	700,263
Frontier Financial Corporation (a)	8,859	2,303
Glacier Bancorp, Inc.	73,000	1,166,540
Great Southern Bancorp, Inc.	23,318	511,364
Green Bankshares, Inc. (a)	33,608	337,088
Hanmi Financial Corporation (a)	496,122	699,532
Heartland Financial USA, Inc.	1,990	35,143
Home BancShares, Inc.	800	19,224
Huntington Bancshares, Inc.	7,900	47,874
IBERIABANK Corporation	30,504	1,584,988
Independent Bank Corporation	47,469	1,130,237
International Bancshares Corporation	102,494	1,777,246
KeyCorp	300	2,538
Lakeland Bancorp, Inc.	13,372	119,947
Lakeland Financial Corporation	2,610	53,583
MainSource Financial Group, Inc.	833	6,281
Marshall & Ilsley Corporation	100	703
National Penn Bancshares, Inc.	219,600	1,462,536
NBT Bancorp, Inc.	3,200	70,656
Northfield Bancorp, Inc.	1,100	14,179
Old National Bancorp	8,334	87,674
Old Second Bancorp, Inc.	41,284	57,385
OmniAmerican Bancorp, Inc. (a)	100	1,146
Oriental Financial Group, Inc.	3,959	56,059
Orrstown Financial Services, Inc.	139	3,183
Pacific Capital Bancorp (a)	3,604	3,640
PacWest Bancorp	92,507	1,936,172
Park National Corporation	49,744	3,336,828
Pinnacle Financial Partners, Inc. (a)	61,748	623,037
Premierwest Bancorp, Inc. (a)	68,742	34,543
Renasant Corporation	22,830	348,158
S&T Bancorp, Inc.	114,325	2,320,797

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Financials - 9.3% (Continued)
Commercial Banks - 4.3% (Continued)
S.Y. Bancorp, Inc.	5,558	$138,561
Sandy Spring Bancorp, Inc.	791	13,400
SCBT Financial Corporation	3,795	122,313
Security Bank Corporation (a)	32,973	3
Simmons First National Coporation - Class A	7,161	188,692
Smithtown Bancorp, Inc.	13,990	55,960
Southside Bancshares, Inc.	2,100	39,816
Sterling Bancshares, Inc.	104,700	543,393
Suffolk Bancorp	28,886	783,099
Susquehanna Bancshares, Inc.	700	6,055
Taylor Capital Group, Inc. (a)	22,555	224,197
TCF Financial Corporation	11,579	183,411
Texas Capital Bancshares, Inc. (a)	110,400	1,842,576
Tompkins Financial Corporation	9,095	379,716
Tower Bancorp, Inc.	1,100	23,452
Towne Bank	57,927	892,076
Trico Bancshares	13,268	250,367
Trustmark Corporation	1,000	22,000
UMB Financial Corporation	2,500	94,050
United Bankshares, Inc.	87,209	2,226,446
United Security Bancshares	1,118	10,040
United Security Bancshares, Inc. (a)	2,292	9,626
Univest Corporation of Pennsylvania	2,555	44,278
U.S. Bancorp	200	4,780
Washington Trust Bancorp, Inc.	5,538	107,216
Webster Financial Corporation	38,300	713,912
WesBanco, Inc.	3,300	57,255
Westamerica Bancorporation	31,865	1,713,062
Western Alliance Bancorporation (a)	168,367	1,224,028
Whitney Holding Corporation	300	2,436
Wilshire Bancorp, Inc.	177,232	1,334,557
Wintrust Financial Corporation	8,800	273,856
Zions Bancorporation	5,700	126,483
		46,048,597
Consumer Finance - 0.2%
Advance America, Cash Advance Centers, Inc.	78,352	308,707
American Express Company	200	8,928
Cash America International, Inc.	33,000	1,105,500
CompuCredit Holdings Corporation (a)	11,765	59,649
Credit Acceptance Corporation (a)	1,494	83,634
Dollar Financial Corporation (a)	800	15,688
SLM Corporation (a)	100	1,200
World Acceptance Corporation (a)	8,221	340,596
		1,923,902
Diversified Financial Services - 0.6%
Asset Acceptance Capital Corporation (a)	900	4,041
CBOE Holdings, Inc. (a)	3,600	95,760
JPMorgan Chase & Company	1,000	40,280
Life Partners Holdings, Inc.	118,333	2,053,077

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Financials - 9.3% (Continued)
Diversified Financial Services - 0.6% (Continued)
Moody's Corporation	15,700	$369,735
MSCI, Inc. (a)	6,300	203,301
NASDAQ OMX Group, Inc. (The) (a)	12,600	245,322
NewStar Financial, Inc. (a)	3,476	25,236
PHH Corporation (a)	99,300	1,977,063
Portfolio Recovery Associates, Inc. (a)	22,681	1,580,412
		6,594,227
Insurance - 0.8%
American Equity Investment Life Holding Company	700	7,560
American International Group, Inc. (a)	57,400	2,208,178
American Physicians Service Group, Inc.	544	14,367
AMERISAFE, Inc. (a)	2,400	43,104
Assured Guaranty Ltd.	10,700	167,990
Berkshire Hathaway, Inc. - Class B (a)	100	7,812
Citizens, Inc. (a)	14,665	97,962
Delphi Financial Group, Inc.	26,000	674,700
eHealth, Inc. (a)	8,603	95,493
EMC Insurance Group, Inc.	100	2,236
Enstar Group, Inc. (The) (a)	100	7,273
Global Indemnity plc (a)	1	8
Greenlight Capital Re Ltd. - Class A (a)	300	7,737
Hilltop Holdings, Inc. (a)	4,700	48,833
Marsh & McLennan Companies, Inc.	100	2,352
Montpelier Re Holdings Ltd.	400	6,504
National Interstate Corporation	403	8,991
Old Republic International Corporation	261,870	3,275,994
Phoenix Companies, Inc. (The) (a)	22,137	53,129
RLI Corporation	6,656	369,341
Stewart Information Services Corporation	104,722	1,046,173
Symetra Financial Corporation	20,300	236,698
		8,382,435
Real Estate Investment Trusts - 2.1%
AMB Property Corporation	3,600	89,856
American Capital Agency Corporation	2,900	79,808
Anworth Mortgage Asset Corporation	119,800	835,006
Ashford Hospitality Trust (a)	178,537	1,569,340
Capital Trust, Inc. - Class A (a)	78,877	141,979
CapLease, Inc.	277,173	1,358,148
Capstead Mortgage Corporation	29,900	349,830
DCT Industrial Trust, Inc.	78,636	368,803
Developers Diversified Realty Corporation	24,400	276,940
Diamondrock Hospitality Company (a)	102,632	952,425
Douglas Emmett, Inc.	3,300	52,173
Entertainment Properties Trust	7,300	304,702
Extra Space Storage, Inc.	20,200	313,302
First Industrial Realty Trust, Inc. (a)	200	844
Franklin Street Properties Corporation	6,600	80,586
Hatteras Financial Corporation	2,000	59,280
Highwoods Properties, Inc.	1,600	50,096

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Financials - 9.3% (Continued)
Real Estate Investment Trusts - 2.1% (Continued)
iStar Financial, Inc. (a)	616,300	$3,130,804
Kilroy Realty Corporation	46,500	1,561,470
Lexington Realty Trust	137,800	886,054
Liberty Property Trust	4,500	142,650
Medical Properties Trust, Inc.	33,080	328,815
MFA Financial, Inc.	16,300	119,642
Mid-America Apartment Communities, Inc.	5,400	304,992
New York Mortgage Trust, Inc.	100	639
Omega Healthcare Investors, Inc.	2,200	48,356
Parkway Properties, Inc.	30,148	503,773
Pennsylvania Real Estate Investment Trust	126,363	1,553,001
Post Properties, Inc.	8,555	217,981
Potlatch Corporation	27,500	1,019,150
Ramco-Gershenson Properties Trust	3,800	43,700
Realty Income Corporation	44,911	1,441,194
Redwood Trust, Inc.	41,500	649,475
Regency Centers Corporation	36,300	1,369,962
Sun Communities, Inc.	54,909	1,597,852
Taubman Centers, Inc.	5,300	217,247
U-Store-It Trust	26,500	213,855
Walter Investment Management Corporation	9,725	167,951
Washington Real Estate Investment Trust	4,200	127,470
Weingarten Realty Investors	15,500	328,135
		22,857,286
Real Estate Management & Development - 0.3%
Brookfield Properties Corporation	78,900	1,186,656
China Housing & Land Development, Inc. (a)	57,745	131,659
FirstService Corporation (a)	100	2,202
Forestar Group, Inc. (a)	3,913	63,038
St. Joe Company (The) (a)	69,167	1,783,817
Tejon Ranch Company (a)	4,250	97,920
		3,265,292
Thrifts & Mortgage Finance - 0.5%
Astoria Financial Corporation	98,100	1,298,844
Bank Mutual Corporation	11,513	67,696
BankAtlantic Bancorp, Inc. (a)	169,773	273,335
Berkshire Hills Bancorporation, Inc.	6,435	129,923
BofI Holding, Inc. (a)	14,600	228,052
Capitol Federal Financial	3,042	95,610
Dime Community Bancshares, Inc.	4,327	56,684
ESSA Bancorp, Inc.	7	89
Federal Agricultural Mortgage Corporation	3,153	47,106
First Financial Holdings, Inc.	66	830
FirstFed Financial Corporation (a)	23,697	239
Guaranty Financial Group, Inc. (a)	62,759	1,004
Home Federal Bancorp, Inc.	1,058	13,807
MGIC Investment Corporation (a)	24,600	211,314
New York Community Bancorp, Inc.	2,600	44,876
Provident Financial Services, Inc.	27,181	348,189

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Financials - 9.3% (Continued)
Thrifts & Mortgage Finance - 0.5% (Continued)
Provident New York Bancorp	6,689	$62,074
Territorial Bancorporation, Inc.	2,300	41,883
TFS Financial Corporation	12,000	149,520
Triad Guaranty, Inc. (a)	9,250	1,942
TrustCo Bank Corporation	293,136	1,706,052
United Financial Bancorporation, Inc.	3,973	59,158
Westfield Financial, Inc.	4,891	40,155
		4,878,382
Health Care - 6.9%
Biotechnology - 2.6%
Achillion Pharmaceuticals, Inc. (a)	500	1,235
Acorda Therapeutics, Inc. (a)	4,500	145,530
Alkermes, Inc. (a)	1,000	12,900
Allos Therapeutics, Inc. (a)	371,700	1,791,594
Alnylam Pharmaceuticals, Inc. (a)	97,353	1,494,369
AMAG Pharmaceuticals, Inc. (a)	57,256	1,802,419
Amgen, Inc. (a)	100	5,453
Amylin Pharmaceuticals, Inc. (a)	8,300	157,036
Antigenics, Inc. (a)	24,445	20,783
Ariad Pharmaceuticals, Inc. (a)	215,381	689,219
AspenBio Pharma, Inc. (a)	2,427	1,602
BioCryst Pharmaceuticals, Inc. (a)	111,295	664,431
Biogen Idec, Inc. (a)	1,800	100,584
BioSante Pharmaceuticals, Inc. (a)	17,016	27,396
BioTime, Inc. (a)	21,012	118,718
Celgene Corporation (a)	100	5,515
Cell Therapeutics, Inc. (a)	524,206	205,489
CEL-SCI Corporation (a)	21,600	10,800
Cephalon, Inc. (a)	1,100	62,425
Cepheid (a)	82,653	1,367,907
China Biologic Products, Inc. (a)	4,122	52,679
Cleveland BioLabs, Inc. (a)	2,800	10,500
Clinical Data, Inc. (a)	7,267	101,302
Cyclacel Pharmaceuticals, Inc. (a)	400	688
Cytokinetics, Inc. (a)	11,000	30,250
Cytori Therapeutics, Inc. (a)	81,720	390,622
CytRx Corporation (a)	4,800	4,416
Dendreon Corporation (a)	100	3,291
Genomic Health, Inc. (a)	36,899	475,628
GenVec, Inc. (a)	70,332	39,386
Geron Corporation (a)	130,638	735,492
GTx, Inc. (a)	333,318	1,129,948
Halozyme Therapeutics, Inc. (a)	5,700	40,869
Hemispherx Biopharma, Inc. (a)	41,460	21,767
Human Genome Sciences, Inc. (a)	1,500	38,910
Immunomedics, Inc. (a)	39,603	127,918
Incyte Corporation (a)	5,259	68,472
Inhibitex, Inc. (a)	2,100	3,969
Insmed, Inc. (a)	6,400	4,580

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Health Care - 6.9% (Continued)
Biotechnology - 2.6% (Continued)
Introgen Therapeutics, Inc. (a)	45,612	$82
Ironwood Pharmaceuticals, Inc. (a)	33,773	398,521
Ligand Pharmaceuticals, Inc. (a)	40	66
MannKind Corporation (a)	342,033	2,363,448
Marina Biotech, Inc. (a)	100	266
Metabolix, Inc. (a)	178,095	2,514,701
Micromet, Inc. (a)	917	6,281
Myrexis, Inc. (a)	900	3,447
Nanosphere, Inc. (a)	400	1,840
NeurogesX, Inc. (a)	6,944	49,302
Novavax, Inc. (a)	570,290	1,271,747
Omeros Corporation (a)	13,993	101,449
Oncothyreon, Inc. (a)	3,213	11,503
Onyx Pharmaceuticals, Inc. (a)	220	5,720
OPKO Health, Inc. (a)	11,001	27,392
Osiris Therapeutics, Inc. (a)	71,399	567,622
Poniard Pharmaceuticals, Inc. (a)	6,248	3,874
Progenics Pharmaceuticals, Inc. (a)	86,827	399,404
PROLOR Biotech, Inc. (a)	9,568	56,930
Protalix BioTherapeutics, Inc. (a)	58,620	382,789
Regeneron Pharmaceuticals, Inc. (a)	13,502	326,613
Rigel Pharmaceuticals, Inc. (a)	292,268	2,367,371
RXi Pharmaceuticals Corporation (a)	1,136	2,556
Savient Pharmaceuticals, Inc. (a)	151,700	2,078,290
SIGA Technologies, Inc. (a)	148,548	1,244,832
Spectrum Pharmaceuticals, Inc. (a)	303,415	1,265,241
StemCells, Inc. (a)	60,521	55,074
Synta Pharmaceuticals Corporation (a)	3,003	9,640
Theravance, Inc. (a)	7,900	116,999
United Therapeutics Corporation (a)	1,300	63,557
Vanda Pharmaceuticals, Inc. (a)	15,200	110,352
Vical, Inc. (a)	110,375	365,341
		28,138,342
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)	4,329	86,797
Abiomed, Inc. (a)	31,771	352,340
Alere, Inc. (a)	5,740	161,466
Align Technology, Inc. (a)	16,400	284,540
Alimera Sciences, Inc. (a)	387	2,821
American Medical Systems Holdings, Inc. (a)	7,940	177,538
Analogic Corporation	2,577	117,176
Boston Scientific Corporation (a)	10,517	58,895
Cerus Corporation (a)	2,200	6,820
Conceptus, Inc. (a)	26,125	352,949
Cyberonics, Inc. (a)	1,800	42,876
Cynosure, Inc. (a)	600	6,168
Delcath Systems, Inc. (a)	244,288	1,905,446
Edwards Lifesciences Corporation (a)	400	23,120
Gen-Probe, Inc. (a)	1,600	71,952

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Health Care - 6.9% (Continued)
Health Care Equipment & Supplies - 2.2% (Continued)
Greatbatch, Inc. (a)	16,166	$365,028
Heartware International, Inc. (a)	378	24,355
Hill-Rom Holdings, Inc.	1,000	33,040
Insulet Corporation (a)	195,795	2,895,808
Intuitive Surgical, Inc. (a)	100	32,837
Invacare Corporation	1,985	47,303
Kensey Nash Corporation (a)	47,815	1,123,653
Kinetic Concepts, Inc. (a)	43,625	1,549,124
MAKO Surgical Corporation (a)	131,461	1,442,127
Masimo Corporation (a)	22,028	508,406
MELA Sciences, Inc. (a)	404,960	2,725,381
Meridian Bioscience, Inc.	28,100	539,801
Neogen Corporation (a)	37,170	1,109,896
NuVasive, Inc. (a)	31,174	1,021,572
OraSure Technologies, Inc. (a)	13,691	64,895
Osteotech, Inc. (a)	506	1,918
Quidel Corporation (a)	169,761	2,105,036
ResMed, Inc. (a)	100	6,569
RTI Biologics, Inc. (a)	111	321
Sirona Dental Systems, Inc. (a)	3,900	120,042
SonoSite, Inc. (a)	2,500	73,125
Spectranetics Corporation (The) (a)	47	243
Stereotaxis, Inc. (a)	388,661	1,624,603
STERIS Corporation	18,709	594,759
SurModics, Inc. (a)	85,886	1,126,824
Synergetics USA, Inc. (a)	1,400	3,696
Thoratec Corporation (a)	1,600	58,848
Uroplasty, Inc. (a)	2,758	10,729
Varian Medical Systems, Inc. (a)	200	11,040
Volcano Corporation (a)	100	2,207
West Pharmaceutical Services, Inc.	17,803	646,961
Wright Medical Group, Inc. (a)	8,668	135,308
Zimmer Holdings, Inc. (a)	700	37,093
		23,693,452
Health Care Providers & Services - 1.1%
Air Methods Corporation (a)	31,031	985,234
Amedisys, Inc. (a)	87,073	2,287,408
AMERIGROUP Corporation (a)	21,300	761,688
Bio-Reference Labs, Inc. (a)	4,100	85,977
Brookdale Senior Living, Inc. (a)	6,000	85,080
Capital Senior Living Corporation (a)	856	4,622
Centene Corporation (a)	51,376	1,094,823
Chemed Corporation	900	47,628
CIGNA Corporation	200	6,152
Clarient, Inc. (a)	10,532	33,913
Emeritus Corporation (a)	123,728	2,129,359
Genoptix, Inc. (a)	29,900	516,672
HealthSouth Corporation (a)	51,581	954,764
HealthSpring, Inc. (a)	728	13,686

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Health Care - 6.9% (Continued)
Health Care Providers & Services - 1.1% (Continued)
Humana, Inc. (a)	100	$4,702
inVentiv Health, Inc. (a)	8,128	210,840
Laboratory Corporation of America Holdings (a)	100	7,298
LHC Group, Inc. (a)	22,638	520,448
Lincare Holdings, Inc.	6,500	154,440
Medco Health Solutions, Inc. (a)	200	9,600
Novamed, Inc. (a)	1	6
Owens & Minor, Inc.	15,100	410,569
Patterson Companies, Inc.	1,500	40,020
PDI, Inc. (a)	400	3,212
Prospect Medical Holdings, Inc. (a)	5,383	39,242
PSS World Medical, Inc. (a)	22,100	415,922
Psychiatric Solutions, Inc. (a)	900	29,826
Select Medical Holdings Corporation (a)	7,600	49,780
Sharps Compliance Corporation (a)	26,695	125,466
Skilled Healthcare Group, Inc. - Class A (a)	5,480	14,577
UnitedHealth Group, Inc.	200	6,090
Universal Health Services, Inc. - Class B	14,400	517,968
WellCare Health Plans, Inc. (a)	8,445	217,797
		11,784,809
Health Care Technology - 0.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	10,200	170,238
Computer Programs and Systems, Inc.	40,100	1,803,297
iCad, Inc. (a)	900	1,746
Merge Healthcare, Inc. (a)	100	324
Quality Systems, Inc.	23,003	1,263,325
Transcend Services, Inc. (a)	20,184	280,759
		3,519,689
Life Sciences Tools & Services - 0.1%
Accelrys, Inc. (a)	342	2,411
Albany Molecular Research, Inc. (a)	44,205	287,333
Compugen Ltd. (a)	1,300	5,460
Enzo Biochem, Inc. (a)	3,360	15,456
eResearchTechnology, Inc. (a)	13	105
Luminex Corporation (a)	64,021	1,042,262
SeraCare Life Sciences, Inc. (a)	400	1,600
Techne Corporation	900	52,560
		1,407,187
Pharmaceuticals - 0.6%
Acura Pharmaceuticals, Inc. (a)	2,721	7,646
Angiotech Pharmaceuticals, Inc. (a)	1,331	759
Ardea Biosciences, Inc. (a)	29,561	589,742
Auxilium Pharmaceuticals, Inc. (a)	38,200	861,792
AVANIR Pharmaceuticals, Inc. - Class A (a)	97,089	310,685
Biodel, Inc. (a)	8,472	33,041
Biostar Pharmaceuticals, Inc. (a)	11,250	29,812
Bristol-Myers Squibb Company	500	12,460
Cadence Pharmaceuticals, Inc. (a)	287,199	2,199,944
Caraco Pharmaceutical Laboratories Ltd. (a)	4,390	26,516

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Health Care - 6.9% (Continued)
Pharmaceuticals - 0.6% (Continued)
DepoMed, Inc. (a)	57,840	$165,422
DURECT Corporation (a)	496	1,210
Eli Lilly & Company	800	28,480
Endo Pharmaceuticals Holdings, Inc. (a)	6,900	165,669
Forest Laboratories, Inc. (a)	3,600	99,900
Generex Biotechnology Corporation (a)	61,100	24,440
K-V Pharmaceutical Company - Class A (a)	281	301
MAP Pharmaceuticals, Inc. (a)	4,600	61,640
Merck & Company, Inc.	800	27,568
Oculus Innovative Sciences, Inc. (a)	2,100	4,095
Optimer Pharmaceuticals, Inc. (a)	52,991	481,158
Pain Therapeutics, Inc. (a)	30,536	178,636
Penwest Pharmaceuticals Company (a)	419	1,416
Perrigo Company	100	5,601
POZEN, Inc. (a)	38,896	310,390
Questcor Pharmaceuticals, Inc. (a)	8,000	90,000
Salix Pharmaceuticals Ltd. (a)	5,833	247,377
Skystar Bio-Pharmaceutical Company Ltd. (a)	43	270
Valeant Pharmaceuticals International (a)	800	45,056
		6,011,026
Industrials - 10.1%
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc. (a)	1,200	80,592
Ascent Solar Technologies, Inc. (a)	118,782	323,087
Astronics Corporation (a)	201	3,216
Curtiss-Wright Corporation	5,600	169,624
GenCorp, Inc. (a)	141,200	742,712
HEICO Corporation	51,968	2,054,295
Orbital Sciences Corporation (a)	72,700	1,064,328
Spirit Aerosystems Holdings, Inc. - Class A (a)	6,800	138,380
Taser International, Inc. (a)	256,914	1,053,348
		5,629,582
Air Freight & Logistics - 0.2%
FedEx Corporation	1,200	99,060
Forward Air Corporation	45,632	1,325,154
Pacer International, Inc. (a)	49,172	405,177
UTi Worldwide, Inc.	55,864	816,173
		2,645,564
Airlines - 0.3%
AirTran Holdings, Inc. (a)	91,901	442,963
Allegiant Travel Company (a)	35,576	1,579,219
Delta Air Lines, Inc. (a)	300	3,564
Republic Airways Holdings, Inc. (a)	230,474	1,440,462
		3,466,208
Building Products - 0.9%
AAON, Inc.	84,428	2,098,880
American Woodmark Corporation	42,573	703,732
Ameron International Corporation	3,483	213,995

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Industrials - 10.1% (Continued)
Building Products - 0.9% (Continued)
Apogee Enterprises, Inc.	95,565	$1,076,062
Builders FirstSource, Inc. (a)	342,212	732,334
Insteel Industries, Inc.	31,677	294,279
NCI Building Systems, Inc. (a)	90,074	853,001
Owens Corning, Inc. (a)	12,300	387,204
Simpson Manufacturing Company, Inc.	13,200	340,428
Trex Company, Inc. (a)	125,026	2,713,064
		9,412,979
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	128,544	2,789,405
Avery Dennison Corporation	2,500	89,625
Bowne & Company, Inc.	153,161	1,732,251
Cintas Corporation	3,300	87,318
Copart, Inc. (a)	8,499	309,703
Corrections Corporation of America (a)	6,600	129,162
Courier Corporation	300	4,779
Covanta Holding Corporation (a)	71,200	1,072,984
Deluxe Corporation	5,300	109,074
EnerNOC, Inc. (a)	29,997	1,000,100
Fuel Tech, Inc. (a)	17,758	115,604
Geo Group, Inc. (The) (a)	1,600	34,528
HNI Corporation	58,091	1,501,071
IESI-BFC Ltd.	6,700	150,817
Industrial Services of America, Inc. (a)	22	385
InnerWorkings, Inc. (a)	212,742	1,472,175
Kimball International, Inc.	5,700	35,568
McGrath RentCorp	100	2,332
Mine Safety Appliances Company	48,032	1,203,202
Mobile Mini, Inc. (a)	120,465	2,064,770
RINO International Corporation (a)	188,155	2,583,368
Ritchie Bros. Auctioneers, Inc.	5,500	102,355
Rollins, Inc.	1,295	28,283
		16,618,859
Construction & Engineering - 0.6%
Comfort Systems USA, Inc.	8,100	92,421
EMCOR Group, Inc. (a)	36,878	959,197
Furmanite Corporation (a)	200	864
Granite Construction, Inc.	130,786	3,040,774
Insituform Technologies, Inc. - Class A (a)	12,200	279,380
MasTec, Inc. (a)	28,000	297,360
MYR Group, Inc. (a)	7,200	121,032
Northwest Pipe Company (a)	5,900	107,203
Orion Marine Group, Inc. (a)	9,540	118,487
Pike Electric Corporation (a)	2,189	20,555
Quanta Services, Inc. (a)	100	2,148
Shaw Group, Inc. (The) (a)	56,600	1,813,464
		6,852,885
Electrical Equipment - 1.0%
Advanced Battery Technologies, Inc. (a)	257,895	912,948

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Industrials - 10.1% (Continued)
Electrical Equipment - 1.0% (Continued)
American Superconductor Corporation (a)	58,536	$1,764,860
A-Power Energy Generation Systems Ltd. (a)	17,260	137,735
Belden, Inc.	20,300	484,967
Capstone Turbine Corporation (a)	30,511	30,206
China BAK Battery, Inc. (a)	180,231	277,556
Encore Wire Corporation	82,366	1,752,748
Ener1, Inc. (a)	406,239	1,328,402
EnerSys, Inc. (a)	1,200	29,064
Generac Holdings, Inc. (a)	63	931
General Cable Corporation (a)	50,600	1,342,924
Harbin Electric, Inc. (a)	102,887	1,890,034
Hoku Corporation (a)	11,859	37,593
II-VI, Inc. (a)	1,530	52,448
Lime Energy Company (a)	500	1,675
Medis Technologies Ltd. (a)	20,819	556
Nexxus Lighting, Inc. (a)	300	579
Ocean Power Technologies, Inc. (a)	600	3,312
Orion Energy Systems, Inc. (a)	400	1,296
PowerSecure International, Inc. (a)	5,117	53,575
Satcon Technology Corporation (a)	60,709	225,837
Ultralife Corporation (a)	3,818	17,563
UQM Technologies, Inc. (a)	139,766	505,953
Valence Technology, Inc. (a)	130,780	94,162
Woodward Governor Company	2,000	60,480
		11,007,404
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	49,571	1,669,551
Otter Tail Corporation	40,925	841,009
Textron, Inc.	3,600	74,736
		2,585,296
Machinery - 2.6%
3D Systems Corporation (a)	17,402	257,550
AGCO Corporation (a)	9,400	326,744
Albany International Corporation - Class A	2,300	42,205
ArvinMeritor, Inc. (a)	33	542
Astec Industries, Inc. (a)	53,903	1,689,859
Badger Meter, Inc.	22,499	881,061
Barnes Group, Inc.	4,700	86,386
Briggs & Stratton Corporation	160,642	3,047,379
Bucyrus International, Inc. - Class A	1,100	68,442
Cascade Corporation	572	21,833
China Fire & Security Group, Inc. (a)	99,140	936,873
China Valves Technology, Inc. (a)	60,006	638,464
Commercial Vehicle Group, Inc. (a)	3,200	36,000
Donaldson Company, Inc.	1,800	85,446
Douglas Dynamics, Inc. (a)	558	6,612
Energy Recovery, Inc. (a)	199,145	816,494
EnPro Industries, Inc. (a)	1,000	29,950
ESCO Technologies, Inc.	90	2,683

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Industrials - 10.1% (Continued)
Machinery - 2.6% (Continued)
Flowserve Corporation	200	$19,832
FreightCar America, Inc.	75,459	1,873,647
Gorman-Rupp Company (The)	34,738	1,040,056
Graco, Inc.	64,200	2,026,794
Kennametal, Inc.	6,700	183,513
Lindsay Corporation	32,399	1,126,837
Middleby Corporation (The) (a)	24,652	1,417,736
Mueller Industries, Inc.	1,000	24,720
Navistar International Corporation (a)	6,900	356,799
Nordson Corporation	24,823	1,565,090
Oshkosh Corporation (a)	900	30,942
PACCAR, Inc.	100	4,582
SmartHeat, Inc. (a)	84,172	543,751
Snap-on, Inc.	16,297	727,987
Sun Hydraulics Corporation	49,725	1,282,408
Tecumseh Products Company - Class A (a)	3,007	38,911
Terex Corporation (a)	139,900	2,761,626
Titan International, Inc.	214,680	2,357,186
Toro Company (The)	11,327	589,570
Trinity Industries, Inc.	32,702	666,140
		27,612,650
Marine - 0.4%
American Commercial Lines, Inc. (a)	43,786	1,057,432
Diana Shipping, Inc. (a)	5,900	77,998
Eagle Bulk Shipping, Inc. (a)	93,100	450,604
Excel Maritime Carriers Ltd. (a)	205,016	1,262,899
Global Ship Lease, Inc. - Class A (a)	956	2,314
Kirby Coporation (a)	27,155	1,043,838
TBS International plc - Class A (a)	6,535	43,000
		3,938,085
Professional Services - 0.4%
Advisory Board Company (The) (a)	1,900	83,334
Corporate Executive Board Company (The)	8,300	233,811
CoStar Group, Inc. (a)	59,065	2,588,819
Heidrick & Struggles International, Inc.	1,500	30,150
Hill International, Inc. (a)	5,700	26,220
Hudson Highland Group, Inc. (a)	100	445
Huron Consulting Group, Inc. (a)	900	18,477
Kelly Services, Inc. - Class A (a)	69,727	1,031,959
Manpower, Inc.	6,800	326,264
On Assignment, Inc. (a)	200	966
Robert Half International, Inc.	1,500	37,770
School Specialty, Inc. (a)	1,499	28,736
		4,406,951
Road & Rail - 0.4%
Arkansas Best Corporation	13,605	307,065
Avis Budget Group, Inc. (a)	3,700	45,658
Con-Way, Inc.	12,100	407,649
CSX Corporation	100	5,272

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Industrials - 10.1% (Continued)
Road & Rail - 0.4% (Continued)
Heartland Express, Inc.	13,000	$208,260
Hertz Global Holdings, Inc. (a)	15,600	183,144
Kansas City Southern (a)	1,100	40,370
Knight Transportation, Inc.	126,159	2,639,246
		3,836,664
Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc. (a)	121,715	2,076,458
BlueLinx Holdings, Inc. (a)	155	575
GATX Corporation	19,679	556,128
Houston Wire & Cable Company	94,869	1,145,069
Rush Enterprises, Inc. - Class A (a)	25,353	378,774
Titan Machinery, Inc. (a)	120,662	1,721,847
WESCO International, Inc. (a)	140,894	5,062,321
		10,941,172
Information Technology - 10.6%
Communications Equipment - 0.8%
Acme Packet, Inc. (a)	10,800	305,208
AudioCodes Ltd. (a)	200	590
CIENA Corporation (a)	86,700	1,134,903
CommScope, Inc. (a)	60,165	1,223,756
DG FastChannel, Inc. (a)	5,282	201,403
DragonWave, Inc. (a)	5,349	32,522
EMCORE Corporation (a)	47,748	43,054
EMS Technologies, Inc. (a)	2,059	34,262
Finisar Corporation (a)	6,700	107,401
Globecomm Systems, Inc. (a)	861	7,086
InterDigital, Inc. (a)	52,400	1,429,996
JDS Uniphase Corporation (a)	20,420	221,557
Juniper Networks, Inc. (a)	6,100	169,458
KVH Industries, Inc. (a)	1,898	26,534
Meru Networks, Inc. (a)	16,908	205,939
Motorola, Inc. (a)	18,079	135,412
Netgear, Inc. (a)	17,580	421,920
Network Equipment Technologies, Inc. (a)	4,200	13,104
Plantronics, Inc.	5,200	155,844
Polycom, Inc. (a)	8,200	243,376
Qiao Xing Mobile Communication Company Ltd. (a)	934	2,606
QUALCOMM, Inc.	16,600	632,128
Sycamore Networks, Inc. (a)	1,422	33,104
Symmetricom, Inc. (a)	6,573	35,034
Telestone Technologies Corporation (a)	54,352	661,464
UTStarcom, Inc. (a)	271,153	577,556
		8,055,217
Computers & Peripherals - 1.0%
3PAR, Inc. (a)	42,962	433,916
Apple, Inc. (a)	100	25,725
Avid Technology, Inc. (a)	156,013	2,017,248
Cray, Inc. (a)	29,400	195,804
Hutchinson Technology, Inc. (a)	104,494	397,077

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Information Technology - 10.6% (Continued)
Computers & Peripherals - 1.0% (Continued)
Imation Corporation (a)	37,800	$352,296
Lexmark International, Inc. - Class A (a)	10,000	367,500
Netezza Corporation (a)	76,621	1,187,625
Novatel Wireless, Inc. (a)	60,547	405,665
Rimage Corporation (a)	100	1,688
Silicon Graphics International Corporation (a)	10,178	79,388
STEC, Inc. (a)	99,540	1,552,824
Stratasys, Inc. (a)	101,536	2,305,883
Synaptics, Inc. (a)	57,589	1,802,536
		11,125,175
Electronic Equipment, Instruments & Components - 1.4%
Avnet, Inc. (a)	10,300	259,045
Comverge, Inc. (a)	64,661	572,897
Daktronics, Inc.	94,597	805,966
DTS, Inc. (a)	83,822	2,994,122
Echelon Corporation (a)	111,075	843,059
FARO Technologies, Inc. (a)	5,757	118,422
FLIR Systems, Inc. (a)	1,100	32,736
Hollysys Automation Technologies Ltd. (a)	3,800	37,088
ICx Technologies, Inc. (a)	1,986	15,272
IPG Photonics Corporation (a)	100	1,611
Itron, Inc. (a)	2,600	169,182
Maxwell Technologies, Inc. (a)	115,521	1,460,185
Microvision, Inc. (a)	458,075	1,296,352
Molex, Inc.	17,300	340,983
Nam Tai Electronics, Inc. (a)	300	1,305
Netlist, Inc. (a)	59,187	178,745
OSI Systems, Inc. (a)	2,900	80,591
PC Connection, Inc. (a)	1,400	9,674
Plexus Corporation (a)	4,400	128,480
Power-One, Inc. (a)	23,000	285,890
RadiSys Corporation (a)	26,194	258,535
Research Frontiers, Inc. (a)	21,262	99,506
Sanmina-SCI Corporation (a)	32,349	406,627
ScanSource, Inc. (a)	11,664	321,693
SYNNEX Corporation (a)	15,800	416,962
Tech Data Corporation (a)	29,200	1,155,152
Technitrol, Inc.	78,415	312,876
Trimble Navigation Ltd. (a)	58,020	1,646,027
TTM Technologies, Inc. (a)	9,103	93,306
Universal Display Corporation (a)	30,496	628,523
Zygo Corporation (a)	200	1,656
		14,972,468
Internet Software & Services - 1.5%
AOL, Inc. (a)	1,266	26,485
comScore, Inc. (a)	3,269	64,759
Constant Contact, Inc. (a)	126,717	2,469,714
DealerTrack Holdings, Inc. (a)	64,840	1,012,152
Digital River, Inc. (a)	97,536	2,564,221

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Information Technology - 10.6% (Continued)
Internet Software & Services - 1.5% (Continued)
EarthLink, Inc.	77,571	$684,952
eBay, Inc. (a)	200	4,182
Equinix, Inc. (a)	500	46,755
GigaMedia Ltd. (a)	57	123
GSI Commerce, Inc. (a)	78,778	1,774,081
Internet Brands, Inc. (a)	21,065	231,294
j2 Global Communications, Inc. (a)	36,400	856,492
KIT digital, Inc. (a)	52,066	509,726
Knot, Inc. (The) (a)	9,308	76,605
LivePerson, Inc. (a)	3,535	24,886
ModusLink Global Solutions, Inc. (a)	1,780	11,677
Move, Inc. (a)	74,800	169,048
NIC, Inc. (a)	1,000	7,420
OpenTable, Inc. (a)	28,474	1,272,788
QuinStreet, Inc. (a)	20,544	247,555
Rackspace Hosting, Inc. (a)	14,700	274,890
RealNetworks, Inc. (a)	14	46
SAVVIS, Inc. (a)	36,062	635,773
Sohu.com, Inc. (a)	4,778	224,662
Stamps.com, Inc. (a)	200	2,188
Support.com, Inc. (a)	100	413
Travelzoo, Inc. (a)	23,899	371,868
United Online, Inc.	7,460	47,147
Vistaprint N.V. (a)	23,440	774,692
Vocus, Inc. (a)	17,102	278,592
WebMD Health Corporation (a)	11,100	513,597
Zix Corporation (a)	163,936	373,774
		15,552,557
IT Services - 1.0%
Alliance Data Systems Corporation (a)	27,814	1,598,749
Cass Information Systems, Inc.	2,386	82,890
China Information Security Technology, Inc. (a)	147,122	860,664
DJSP Enterprises, Inc. (a)	56,754	212,260
Dynamics Research Corporation (a)	100	972
Echo Global Logistics, Inc. (a)	35,990	430,440
Euronet Worldwide, Inc. (a)	77,600	1,218,320
ExlService Holdings, Inc. (a)	900	16,767
Fidelity National Information Services, Inc.	100	2,867
Hackett Group, Inc. (The) (a)	1,300	4,082
Heartland Payment Systems, Inc.	48,400	763,752
Integral Systems, Inc. (a)	7,368	55,702
Lender Processing Services, Inc.	41,600	1,328,704
MasterCard, Inc. - Class A	100	21,004
NCI, Inc. - Class A (a)	200	4,712
PRGX Global, Inc. (a)	600	3,306
SAIC, Inc. (a)	200	3,326
Stream Global Services, Inc. (a)	907	4,009
Teradata Corporation (a)	100	3,180
Total System Services, Inc.	207,500	3,093,825

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Information Technology - 10.6% (Continued)
IT Services - 1.0% (Continued)
Unisys Corporation (a)	4,016	$108,472
VeriFone Holdings, Inc. (a)	12,100	264,748
Visa, Inc. - Class A	100	7,335
Wright Express Corporation (a)	16,140	564,738
		10,654,824
Office Electronics - 0.0%
Xerox Corporation	4,500	43,830

Semiconductors & Semiconductor Equipment - 2.2%
Advanced Analogic Technologies, Inc. (a)	20,412	65,114
Amtech Systems, Inc. (a)	3,787	38,097
Analog Devices, Inc.	100	2,971
Cabot Microelectronics Corporation (a)	22,800	745,332
Cavium Networks, Inc. (a)	19,001	509,797
Cree, Inc. (a)	2,400	170,016
Energy Conversion Devices, Inc. (a)	745,877	3,610,045
Evergreen Solar, Inc. (a)	42,630	28,136
Exar Corporation (a)	23,784	166,250
First Solar, Inc. (a)	2,800	351,260
FormFactor, Inc. (a)	184,288	1,783,908
GT Solar International, Inc. (a)	620	4,018
Hittite Microwave Corporation (a)	1,700	78,132
Ikanos Communications, Inc. (a)	78	137
Integrated Silicon Solution, Inc. (a)	67,560	581,016
International Rectifier Corporation (a)	37,245	727,395
Intersil Corporation - Class A	6,200	70,432
LDK Solar Company Ltd. (a)	139,532	911,144
Micrel, Inc.	4,500	43,740
Micron Technology, Inc. (a)	600	4,368
Microsemi Corporation (a)	13,900	221,844
Nanometrics, Inc. (a)	9,100	83,083
NetLogic Microsystems, Inc. (a)	66,007	1,951,167
Nova Measuring Instruments Ltd. (a)	600	3,018
OmniVision Technologies, Inc. (a)	11,538	257,413
Photronics, Inc. (a)	178,216	805,536
Pixelworks, Inc. (a)	1,000	3,310
Power Integrations, Inc.	35,617	1,259,061
QuickLogic Corporation (a)	2,433	8,345
RF Micro Devices, Inc. (a)	16,800	70,056
Rubicon Technology, Inc. (a)	99,178	3,000,134
Semtech Corporation (a)	95,800	1,665,004
Sigma Designs, Inc. (a)	192,302	1,969,172
Silicon Laboratories, Inc. (a)	13,200	528,660
Standard Microsystems Corporation (a)	900	19,818
SunPower Corporation - Class A (a)	145,700	1,811,051
Supertex, Inc. (a)	13,400	347,596
		23,895,576
Software - 2.7%
Activision Blizzard, Inc.	600	7,128

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Information Technology - 10.6% (Continued)
Software - 2.7% (Continued)
Advent Software, Inc. (a)	25,056	$1,284,371
ANSYS, Inc. (a)	1,800	80,910
Ariba, Inc. (a)	31,522	503,406
AsiaInfo Linkage, Inc. (a)	11,585	236,334
Aspen Technology, Inc. (a)	2,332	25,489
Autodesk, Inc. (a)	2,200	64,988
Blackbaud, Inc.	2,600	61,594
Blackboard, Inc. (a)	42,400	1,609,928
China TransInfo Technology Corporation (a)	16,800	130,536
Compuware Corporation (a)	212,516	1,738,381
Concur Technologies, Inc. (a)	27,406	1,268,350
DemandTec, Inc. (a)	67,116	451,691
Ebix, Inc. (a)	127,854	2,123,655
Epicor Software Corporation (a)	46,900	363,006
EPIQ Systems, Inc.	2,350	30,597
FactSet Research Systems, Inc.	2,200	165,000
Fair Isaac Corporation	94,982	2,265,321
Jack Henry & Associates, Inc.	2,100	53,340
JDA Software Group, Inc. (a)	43,200	1,015,200
Kenexa Corporation (a)	4,359	52,439
Magma Design Automation, Inc. (a)	232,506	753,319
Manhattan Associates, Inc. (a)	50,268	1,350,198
NetSuite, Inc. (a)	44,363	658,347
Oracle Corporation	2,200	52,008
Pegasystems, Inc.	2,500	76,900
Rosetta Stone, Inc. (a)	31,440	673,759
Shanda Interactive Entertainment Ltd. (a)	24,700	985,777
Sonic Solutions, Inc. (a)	269,536	2,121,248
SuccessFactors, Inc. (a)	30,800	625,548
TiVo, Inc. (a)	76,088	652,835
Tyler Technologies, Inc. (a)	105,219	1,728,748
Ultimate Software Group, Inc. (The) (a)	51,827	1,671,939
VASCO Data Security International, Inc. (a)	57,186	364,275
VirnetX Holding Corporation (a)	223,492	1,374,476
Wave Systems Corporation (a)	176,978	573,409
Websense, Inc. (a)	102,649	1,905,165
		29,099,615
Materials - 3.0%
Chemicals - 1.7%
ADA-ES, Inc. (a)	1,000	6,360
Airgas, Inc.	700	45,703
Albemarle Corporation	5,000	218,100
Altair Nanotechnologies, Inc. (a)	168,552	62,364
American Vanguard Corporation	74,772	639,300
Ashland, Inc.	1,200	61,020
Balchem Corporation	12,115	320,442
Calgon Carbon Corporation (a)	125,495	1,661,554
CF Industries Holdings, Inc.	11,900	966,161
China Agritech, Inc. (a)	48,251	597,347

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Materials - 3.0% (Continued)
Chemicals - 1.7% (Continued)
China Green Agriculture, Inc. (a)	107,623	$1,158,023
Georgia Gulf Corporation (a)	27,159	416,891
H.B. Fuller Company	5,100	104,244
Hawkins, Inc.	51,581	1,674,319
Intrepid Potash, Inc. (a)	105,727	2,558,593
LSB Industries, Inc. (a)	14,718	213,264
Monsanto Company	25,500	1,474,920
Mosaic Company (The)	12,000	571,800
Nalco Holding Company	18,500	451,215
Olin Corporation	6,500	131,950
OM Group, Inc. (a)	13,697	369,819
Praxair, Inc.	100	8,682
Scotts Miracle-Gro Company (The) - Class A	2,800	135,100
Stepan Company	20,090	1,326,141
STR Holdings, Inc. (a)	2,500	56,000
Terra Nitrogen Company, L.P.	1,437	119,142
Valhi, Inc.	4,905	68,523
ZAGG, Inc. (a)	129	439
Zep, Inc.	19,500	371,280
Zoltek Companies, Inc. (a)	205,993	2,152,627
		17,941,323
Construction Materials - 0.5%
Eagle Materials, Inc.	51,581	1,261,671
Headwaters, Inc. (a)	26,040	90,099
Martin Marietta Materials, Inc.	1,600	136,640
Texas Industries, Inc.	126,119	4,187,151
		5,675,561
Containers & Packaging - 0.0%
Bemis Company, Inc.	100	2,996
Sealed Air Corporation	5,000	108,150
		111,146
Metals & Mining - 0.6%
AK Steel Holding Corporation	8,400	117,516
AMCOL International Corporation	41,953	1,256,912
Banro Corporation (a)	600	1,050
China Natural Resources, Inc. (a)	21	222
China Precision Steel, Inc. (a)	115,679	182,773
Cliffs Natural Resources, Inc.	2,300	130,111
Commercial Metals Company	49,920	718,349
Freeport-McMoRan Copper & Gold, Inc.	1,000	71,540
General Steel Holdings, Inc. (a)	227,201	656,611
Great Basin Gold Ltd. (a)	279,241	499,841
Gulf Resources, Inc. (a)	22,841	197,803
Kaiser Aluminum Corporation	22,166	908,806
Olympic Steel, Inc.	50,140	1,275,060
Paramount Gold and Silver Corporation (a)	60,162	84,828
Southern Copper Corporation	600	18,846
Tanzanian Royalty Exploration Corporation (a)	16,060	81,906
Timberline Resources Corporation (a)	1,358	1,261

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Materials - 3.0% (Continued)
Metals & Mining - 0.6% (Continued)
United States Steel Corporation	3,600	$159,588
US Gold Corporation (a)	22,500	111,375
		6,474,398
Paper & Forest Products - 0.2%
Deltic Timber Corporation	20,120	921,094
International Paper Company	200	4,840
Mercer International, Inc. (a)	133,433	716,535
P.H. Glatfelter Company	18,100	206,883
Schweitzer-Mauduit International, Inc.	4,500	238,185
Weyerhaeuser Company	18,406	298,543
		2,386,080
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.6%
AboveNet, Inc. (a)	1,500	79,800
Alaska Communications Systems Group, Inc.	190,250	1,761,715
Cbeyond, Inc. (a)	114,836	1,748,952
CenturyLink, Inc.	100	3,562
Cincinnati Bell, Inc. (a)	14,200	42,032
Cogent Communications Group, Inc. (a)	111,072	957,441
Frontier Communications Corporation	14,194	108,442
IDT Corporation - Class B (a)	44,343	821,233
Iridium Communications, Inc. (a)	11,600	119,596
Neutral Tandem, Inc. (a)	66,623	712,866
Verizon Communications, Inc.	100	2,906
		6,358,545
Wireless Telecommunication Services - 0.1%
ICO Global Communications (Holdings) Ltd. (a)	4,022	7,642
Shenandoah Telecommunications Company	9,079	176,859
USA Mobility, Inc.	48,190	714,657
		899,158
Utilities - 1.1%
Electric Utilities - 0.2%
Allegheny Energy, Inc.	7,400	168,720
Central Vermont Public Service Corporation	500	10,620
Duke Energy Corporation	300	5,130
Empire District Electric Company (The)	9,700	190,605
Exelon Corporation	4,000	167,320
FirstEnergy Corporation	340	12,818
Great Plains Energy, Inc.	10,000	179,400
Hawaiian Electric Industries, Inc.	57,110	1,344,941
IDACORP, Inc.	1,400	49,308
MGE Energy, Inc.	4,113	154,114
NextEra Energy, Inc.	200	10,460
PNM Resources, Inc.	300	3,549
PPL Corporation	4,400	120,076
Unitil Corporation	15,712	343,307
		2,760,368

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 60.1% (Continued)	Shares	Value
Utilities - 1.1% (Continued)
Gas Utilities - 0.4%
China Natural Gas, Inc. (a)	127,541	$979,515
Energen Corporation	6,300	279,972
New Jersey Resources Corporation	100	3,733
Northwest Natural Gas Company	15,834	750,690
Piedmont Natural Gas, Inc.	10,100	268,862
South Jersey Industries, Inc.	32,410	1,514,195
WGL Holdings, Inc.	11,323	408,534
		4,205,501
Independent Power Producers & Energy Traders - 0.1%
AES Corporation (The) (a)	300	3,093
Dynegy, Inc. (a)	88,000	312,400
Mirant Corporation (a)	31,500	345,555
Ormat Technologies, Inc.	205	5,703
Raser Technologies, Inc. (a)	309,011	123,944
RRI Energy, Inc. (a)	77,562	306,370
U.S. Geothermal, Inc. (a)	2,200	1,717
		1,098,782
Multi-Utilities - 0.2%
Black Hills Corporation	32,203	1,027,920
CMS Energy Corporation	2,100	33,432
MDU Resources Group, Inc.	18,500	365,375
NorthWestern Corporation	3,300	93,060
PG&E Corporation	100	4,440
Sempra Energy	200	9,950
TECO Energy, Inc.	19,400	316,996
		1,851,173
Water Utilities - 0.2%
Aqua America, Inc.	70,895	1,381,744
Cadiz, Inc. (a)	2,504	33,028
Connecticut Water Service, Inc.	200	4,640
Consolidated Water Company Ltd.	19,509	234,888
SJW Corporation	3,014	75,018
		1,729,318

Total Common Stocks (Proceeds $650,429,320)		$646,452,004

EXCHANGE-TRADED FUNDS - 0.0%	Shares	Value
ProShares UltraPro QQQ (a) (Proceeds $30,842)	340	$30,586

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

RIGHTS - 0.0%	Shares	Value
BankAtlantic Bancorp, Inc. (a) (b) (Proceeds $0)	12,295	$1,353

Total Securities Sold Short - 60.1% (Proceeds $650,460,162)		$646,483,943

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Fair Value priced (Note 1). Fair valued securities totaled $1,353 at July 31, 2010, representing (0.0%) of net assets.

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Consumer Discretionary - 14.0%
Auto Components - 0.6%
Dorman Products, Inc. (a)	1,245	$29,058
Drew Industries, Inc. (a)	1	21
Federal-Mogul Corporation (a)	4,100	73,554
Fuel Systems Solutions, Inc. (a)	200	6,082
Goodyear Tire & Rubber Company (The) (a)	4,300	45,881
Modine Manufacturing Company (a)	2,740	27,811
		182,407
Automobiles - 0.6%
Thor Industries, Inc.	2,800	77,952
Winnebago Industries, Inc. (a)	9,000	94,050
		172,002
Distributors - 0.1%
Audiovox Corporation (a)	3,600	26,820

Diversified Consumer Services - 2.1%
Capella Education Company (a)	1,600	148,672
Career Education Corporation (a)	1,700	41,531
Coinstar, Inc. (a)	3,100	141,050
Collectors Universe, Inc.	600	7,818
Corinthian Colleges, Inc. (a)	1,300	11,830
CPI Corporation	2,422	60,163
Hillenbrand, Inc.	2,200	48,598
ITT Educational Services, Inc. (a)	1,700	137,258
Service Corporation International	6,600	56,232
		653,152
Hotels, Restaurants & Leisure - 1.8%
Bally Technologies, Inc. (a)	600	19,380
Boyd Gaming Corporation (a)	920	7,783
Burger King Holdings, Inc.	9,100	157,248
California Pizza Kitchen, Inc. (a)	3,000	53,820
Denny's Corporation (a)	17,700	47,436
Einstein Noah Restaurant Group, Inc. (a)	2,263	26,296
Isle of Capri Casinos, Inc. (a)	8,201	68,889
Jack in the Box, Inc. (a)	402	8,293
O'Charley's, Inc. (a)	69	481
Peet's Coffee & Tea, Inc. (a)	100	4,063
Penn National Gaming, Inc. (a)	2,000	54,780
Pinnacle Entertainment, Inc. (a)	680	7,378
Wendy's/Arby's Group, Inc. - Class A	14,800	64,528
WMS Industries, Inc. (a)	400	15,404
		535,779
Household Durables - 1.1%
Beazer Homes USA, Inc. (a)	5,700	24,111
CSS Industries, Inc.	1,513	27,264
Harman International Industries, Inc. (a)	1,600	48,656
iRobot Corporation (a)	5,116	104,162
Jarden Corporation	2,500	72,375

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Consumer Discretionary - 14.0% (Continued)
Household Durables - 1.1% (Continued)
Kid Brands, Inc. (a)	7,000	$58,240
Lennar Corporation - Class A	1,000	14,770
		349,578
Internet & Catalog Retail - 0.5%
NutriSystem, Inc.	6,700	131,052
U.S. Auto Parts Network, Inc. (a)	2,200	14,740
		145,792
Leisure Equipment & Products - 1.1%
Brunswick Corporation	9,000	152,280
Callaway Golf Company	19,800	133,650
Eastman Kodak Company (a)	5,000	19,850
Sport Supply Group, Inc.	3,200	43,328
		349,108
Media - 2.5%
A.H. Belo Corporation - Class A (a)	13,251	102,563
Cinemark Holdings, Inc.	5,600	81,704
IMAX Corporation (a)	500	7,735
Liberty Media - Starz - Series A (a)	1,300	71,357
Lions Gate Entertainment Corporation (a)	6,700	44,220
Live Nation, Inc. (a)	4,900	45,227
Madison Square Garden, Inc. - Class A (a)	1,800	34,632
New York Times Company (The) - Class A (a)	720	6,293
Playboy Enterprises, Inc. (a)	8,000	43,280
RCN Corporation (a)	3,400	50,796
SuperMedia, Inc. (a)	8,971	189,198
Warner Music Group Corporation (a)	17,483	81,995
		759,000
Multi-Line Retail - 0.3%
Retail Ventures, Inc. (a)	8,200	79,458

Specialty Retail - 1.2%
American Eagle Outfitters, Inc.	400	4,924
Barnes & Noble, Inc.	500	6,485
Chico's FAS, Inc.	1,500	14,055
Children's Place Retail Stores, Inc. (The) (a)	200	8,370
Foot Locker, Inc.	1,900	25,821
hhgregg, Inc. (a)	600	12,174
Kirkland's, Inc. (a)	2,800	47,208
Office Depot, Inc. (a)	4,620	19,959
Pep Boys - Manny, Moe & Jack (The)	8,400	80,640
RadioShack Corporation	1,760	37,910
Shoe Carnival, Inc. (a)	3,400	71,570
Signet Jewelers Ltd. (a)	1,804	53,705
		382,821
Textiles, Apparel & Luxury Goods - 2.1%
American Apparel, Inc. (a)	23,800	38,318
Carter's, Inc. (a)	2,100	50,904
Culp, Inc. (a)	4,815	50,172

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Consumer Discretionary - 14.0% (Continued)
Textiles, Apparel & Luxury Goods - 2.1% (Continued)
Fossil, Inc. (a)	400	$15,840
Fuqi International, Inc. (a)	900	7,191
Iconix Brand Group, Inc. (a)	9,100	149,786
Perry Ellis International, Inc. (a)	3,315	74,223
Quiksilver, Inc. (a)	24,000	107,280
Skechers U.S.A., Inc. - Class A (a)	500	18,545
Steven Madden Ltd. (a)	1,600	61,808
Under Armour, Inc. - Class A (a)	110	4,132
Warnaco Group, Inc. (The) (a)	1,500	62,655
		640,854
Consumer Staples - 4.0%
Beverages - 0.6%
Central European Distribution Corporation (a)	2,100	54,747
Coca-Cola Bottling Company Consolidated	209	10,784
Constellation Brands, Inc. - Class A (a)	6,000	102,360
		167,891
Food Products - 1.6%
AgFeed Industries, Inc. (a)	8,000	23,120
B&G Foods, Inc.	13,150	150,831
Corn Products International, Inc.	1,505	50,177
Cosan Ltd. - Class A (a)	600	6,816
Darling International, Inc. (a)	4,900	39,984
Dean Foods Company (a)	4,700	53,862
Hain Celestial Group, Inc. (The) (a)	400	8,424
Origin Agritech Ltd. (a)	5,540	46,591
Pilgrim's Pride Corporation (a)	6,400	43,840
Ralcorp Holdings, Inc. (a)	1,200	70,080
		493,725
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (a)	2,500	72,500

Personal Products - 1.0%
American Oriental Bioengineering, Inc. (a)	9,000	22,770
Inter Parfums, Inc.	3,400	59,330
NBTY, Inc. (a)	2,800	150,892
Revlon, Inc. (a)	4,490	56,305
		289,297
Tobacco - 0.6%
Alliance One International, Inc. (a)	21,600	81,432
Star Scientific, Inc. (a)	46,781	100,111
		181,543
Energy - 4.3%
Energy Equipment & Services - 1.2%
Allis-Chalmers Energy, Inc. (a)	24,500	63,945
Complete Production Services, Inc. (a)	2,300	44,275
Dresser-Rand Group, Inc. (a)	1,400	52,094
Dril-Quip, Inc. (a)	1,100	57,508
Exterran Holdings, Inc. (a)	300	8,001

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Energy - 4.3% (Continued)
Energy Equipment & Services - 1.2% (Continued)
Helix Energy Solutions Group, Inc. (a)	600	$5,634
OYO Geospace Corporation (a)	80	4,282
Patterson-UTI Energy, Inc.	900	14,787
SEACOR Holdings, Inc. (a)	500	41,410
Superior Energy Services, Inc. (a)	2,200	50,138
Union Drilling, Inc. (a)	4,436	26,305
		368,379
Oil, Gas & Consumable Fuels - 3.1%
Approach Resources, Inc. (a)	8,701	58,645
Atlas Pipeline Partners, L.P. (a)	1,100	19,844
ATP Oil & Gas Corporation (a)	1,300	13,728
Bill Barrett Corporation (a)	200	7,076
CAMAC Energy, Inc. (a)	6,540	23,544
China North East Petroleum Holdings Ltd. (a) (b)	237	592
Clean Energy Fuels Corporation (a)	560	10,573
CVR Energy, Inc. (a)	8,800	71,280
Denison Mines Corporation (a)	3,000	4,560
Encore Energy Partners, L.P.	360	7,200
Energy Partners Ltd. (a)	2,500	31,975
General Maritime Corporation	242	1,353
GeoResources, Inc. (a)	3,712	55,049
Holly Corporation	300	8,019
International Coal Group, Inc. (a)	27,360	123,120
InterOil Corporation (a)	400	24,000
James River Coal Company (a)	900	15,759
L & L Energy, Inc. (a)	13,200	149,820
McMoRan Exploration Company (a)	720	7,495
Miller Petroleum, Inc. (a)	4,629	23,098
Nordic American Tanker Shipping Ltd.	400	11,472
Patriot Coal Corporation (a)	500	6,030
Quicksilver Resources, Inc. (a)	3,200	40,288
SandRidge Energy, Inc. (a)	7,040	41,536
Southern Union Company	2,200	49,654
Teekay Corporation	1,400	38,668
Teekay Tankers Ltd. - Class A	5,700	76,038
Tesoro Corporation	280	3,615
USEC, Inc. (a)	1,300	7,189
Western Refining, Inc. (a)	1,440	7,632
		938,852
Financials - 15.6%
Capital Markets - 1.5%
Ares Capital Corporation	3,600	50,436
BlackRock Kelso Capital Corporation	4,600	49,082
Calamos Asset Management, Inc. - Class A	5,900	61,360
E*TRADE Financial Corporation (a)	3,700	54,131
Janus Capital Group, Inc.	14,000	146,720
Knight Capital Group, Inc. - Class A (a)	400	5,752
MCG Capital Corporation	13,134	76,046

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Financials - 15.6% (Continued)
Capital Markets - 1.5% (Continued)
MF Global Holdings Ltd. (a)	1,100	$7,073
		450,600
Commercial Banks - 1.7%
1st United Bancorp, Inc. (a)	2,000	14,880
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	4,984	61,652
CapitalSource, Inc.	9,500	51,110
Center Financial Corporation (a)	10,294	53,220
East West Bancorp, Inc.	2,600	40,534
First Horizon National Corporation (a)	600	6,882
Fulton Financial Corporation	5,000	45,550
Peoples Bancorp, Inc.	1,996	34,431
Popular, Inc. (a)	25,100	72,037
Republic Bancorp, Inc. - Class A	4,030	99,863
Synovus Financial Corporation	2,900	7,598
TCF Financial Corporation	1,500	23,760
		511,517
Consumer Finance - 1.4%
Cardtronics, Inc. (a)	6,000	77,700
EZCORP, Inc. - Class A (a)	500	9,950
First Cash Financial Services, Inc. (a)	6,100	146,278
Nelnet, Inc. - Class A	1,800	36,288
Student Loan Corporation (The)	2,192	55,019
World Acceptance Corporation (a)	2,300	95,289
		420,524
Diversified Financial Services - 1.0%
Encore Capital Group, Inc. (a)	2,505	55,110
MarketAxess Holdings, Inc.	3,000	42,660
Marlin Business Services Corporation (a)	2,976	33,272
MSCI, Inc. - Class A (a)	900	29,043
Portfolio Recovery Associates, Inc. (a)	2,300	160,264
		320,349
Insurance - 5.0%
Allied World Assurance Company Holdings Ltd.	1,600	79,712
Alterra Capital Holdings Ltd.	2,503	48,433
Ambac Financial Group, Inc. (a)	145,015	121,102
American Financial Group, Inc.	1,700	50,099
American National Insurance Company	500	39,140
American Physicians Capital, Inc.	1,000	40,950
American Safety Insurance Holdings Ltd. (a)	5,288	87,252
Aspen Insurance Holdings Ltd.	5,500	150,425
Assured Guaranty Ltd.	500	7,850
Enstar Group, Inc. (The) (a)	262	19,055
Erie Indemnity Company - Class A	2,190	107,376
First Mercury Financial Corporation	1,100	12,606
Hallmark Financial Services, Inc. (a)	5,149	52,211
HCC Insurance Holdings, Inc.	2,000	52,240
Horace Mann Educators Corporation	3,800	63,916

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Financials - 15.6% (Continued)
Insurance - 5.0% (Continued)
MBIA, Inc. (a)	5,400	$46,872
Meadowbrook Insurance Group, Inc.	6,647	60,887
Mercury General Corporation	1,200	51,756
OneBeacon Insurance Group Ltd.	598	9,502
PMA Capital Corporation (a)	8,830	59,249
Primerica, Inc. (a)	3,000	70,110
Protective Life Corporation	3,100	69,719
SeaBright Holdings, Inc.	2,300	18,837
Transatlantic Holdings, Inc.	1,000	47,810
Unitrin, Inc.	2,500	69,475
Universal Insurance Holdings, Inc.	10,900	43,600
Validus Holdings Ltd.	2,000	49,680
		1,529,864
Real Estate Investment Trusts - 3.3%
Agree Realty Corporation	2,624	60,614
Arbor Realty Trust, Inc. (a)	5,133	31,773
Brandywine Realty Trust	6,500	73,840
Chimera Investment Corporation	17,820	68,964
CommonWealth REIT	2,625	68,119
Duke Realty Corporation	6,300	75,348
DuPont Fabros Technology, Inc.	400	10,096
FelCor Lodging Trust, Inc. (a)	12,900	76,497
First Industrial Realty Trust, Inc. (a)	5,600	23,632
Hersha Hospitality Trust	10,846	55,098
Hospitality Properties Trust	2,200	44,990
iStar Financial, Inc. (a)	1,240	6,299
LTC Properties, Inc.	2,800	69,020
Mack-Cali Realty Corporation	2,400	77,328
National Health Investors, Inc.	1,000	37,650
RAIT Financial Trust (a)	20,831	41,662
Resource Capital Corporation	8,800	53,680
Saul Centers, Inc.	1,200	50,760
Senior Housing Properties Trust	2,200	49,610
Strategic Hotels & Resorts, Inc. (a)	9,500	43,795
Universal Health Realty Income Trust	69	2,296
		1,021,071
Real Estate Management & Development - 0.1%
Thomas Properties Group, Inc.	5,849	21,349

Thrifts & Mortgage Finance - 1.6%
Federal National Mortgage Association (a)	2,325	902
First Niagara Financial Group, Inc.	5,700	76,437
Flagstar Bancorp, Inc. (a)	16,308	52,349
Fox Chase Bancorp, Inc. (a)	996	9,631
MGIC Investment Corporation (a)	120	1,031
Ocwen Financial Corporation (a)	5,441	57,457
Oritani Financial Corporation	4,000	40,000
PMI Group, Inc. (The) (a)	2,600	8,138
Radian Group, Inc.	11,260	96,836

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Financials - 15.6% (Continued)
Thrifts & Mortgage Finance - 1.6% (Continued)
ViewPoint Financial Group	6,900	$66,930
Washington Federal, Inc.	4,200	73,080
WSFS Financial Corporation	100	3,800
		486,591
Health Care - 14.2%
Biotechnology - 2.7%
Abraxis BioScience, Inc. (a)	700	52,703
Affymax, Inc. (a)	18,600	119,598
Allos Therapeutics, Inc. (a)	1,160	5,591
AMAG Pharmaceuticals, Inc. (a)	80	2,518
Amylin Pharmaceuticals, Inc. (a)	260	4,919
BioMarin Pharmaceutical, Inc. (a)	1,000	21,850
Enzon Pharmaceuticals, Inc. (a)	1,000	10,940
ImmunoGen, Inc. (a)	2,400	22,632
Isis Pharmaceuticals, Inc. (a)	640	6,330
Keryx Biopharmaceuticals, Inc. (a)	1,840	6,919
MannKind Corporation (a)	18,000	124,380
Martek Biosciences Corporation (a)	4,200	86,898
Medivation, Inc. (a)	700	6,657
Myriad Genetics, Inc. (a)	600	8,706
Neurocrine Biosciences, Inc. (a)	11,043	62,724
Orexigen Therapeutics, Inc. (a)	5,532	28,766
PDL BioPharma, Inc. (a)	27,200	169,184
Savient Pharmaceuticals, Inc. (a)	500	6,850
SIGA Technologies, Inc. (a)	2,860	23,967
Targacept, Inc. (a)	2,713	58,682
ZIOPHARM Oncology, Inc. (a)	160	599
		831,413
Health Care Equipment & Supplies - 2.2%
Alere, Inc. (a)	200	5,626
AngioDynamics, Inc. (a)	10,000	154,100
CONMED Corporation (a)	5,280	101,534
Cooper Companies, Inc. (The)	2,700	104,922
CryoLife, Inc. (a)	11,874	63,645
Invacare Corporation	6,000	142,980
MELA Sciences, Inc. (a)	200	1,346
Meridian Bioscience, Inc.	120	2,305
Micrus Endovascular Corporation (a)	1,900	44,194
Teleflex, Inc.	900	51,003
		671,655
Health Care Providers & Services - 5.5%
AmSurg Corporation (a)	8,100	148,392
Brookdale Senior Living, Inc. (a)	1,800	25,524
CardioNet, Inc. (a)	18,352	87,539
Chindex International, Inc. (a)	6,800	95,268
Clarient, Inc. (a)	8,047	25,911
Community Health Systems, Inc. (a)	5,000	162,150
Continucare Corporation (a)	15,206	57,935
Corvel Corporation (a)	906	36,050

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Health Care - 14.2% (Continued)
Health Care Providers & Services - 5.5% (Continued)
Coventry Health Care, Inc. (a)	2,600	$51,558
Emergency Medical Services Corporation (a)	1,300	58,162
Ensign Group, Inc. (The)	4,300	77,400
Five Star Quality Care, Inc. (a)	4,990	18,213
Health Management Associates, Inc. - Class A (a)	20,800	148,928
Health Net, Inc. (a)	2,100	49,455
Healthways, Inc. (a)	10,400	148,096
National Research Corporation	200	4,972
Odyssey HealthCare, Inc. (a)	1,800	48,168
Omnicare, Inc.	2,000	49,260
Providence Service Corporation (The) (a)	3,617	52,085
RehabCare Group, Inc. (a)	3,200	67,808
Rural/Metro Corporation (a)	5,200	47,060
Sun Healthcare Group, Inc. (a)	18,635	154,298
Tenet Healthcare Corporation (a)	9,800	45,080
		1,659,312
Health Care Technology - 1.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	100	1,669
athenahealth, Inc. (a)	5,100	141,627
Eclipsys Corporation (a)	2,800	55,188
Omnicell, Inc. (a)	5,100	62,832
Phase Forward, Inc. (a)	4,700	78,960
SXC Health Solutions Corporation (a)	1,000	67,900
		408,176
Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc. - Class A (a)	600	53,280
Bruker Corporation (a)	3,600	47,412
Charles River Laboratories International, Inc. (a)	200	6,216
PerkinElmer, Inc.	2,600	50,596
Sequenom, Inc. (a)	26,300	151,225
		308,729
Pharmaceuticals - 1.5%
BioMimetic Therapeutics, Inc. (a)	100	923
Cornerstone Therapeutics, Inc. (a)	1,300	7,241
Cypress Bioscience, Inc. (a)	5,760	21,024
Impax Laboratories, Inc. (a)	4,600	75,394
Jazz Pharmaceuticals, Inc. (a)	8,760	76,212
King Pharmaceuticals, Inc. (a)	9,700	84,972
Par Pharmaceutical Companies, Inc. (a)	100	2,640
Somaxon Pharmaceuticals, Inc. (a)	1,700	6,273
ViroPharma, Inc. (a)	12,600	165,942
VIVUS, Inc. (a)	1,900	10,754
		451,375
Industrials - 21.0%
Aerospace & Defense - 2.9%
AAR Corporation (a)	9,600	161,280
AeroVironment, Inc. (a)	3,800	90,858
BE Aerospace, Inc. (a)	2,500	73,500

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Industrials - 21.0% (Continued)
Aerospace & Defense - 2.9% (Continued)
Ceradyne, Inc. (a)	6,400	$148,800
GenCorp, Inc. (a)	28,400	149,384
LMI Aerospace, Inc. (a)	2,849	49,060
Stanley, Inc. (a)	4,300	160,605
Taser International, Inc. (a)	3,200	13,120
TransDigm Group, Inc. (a)	900	48,753
		895,360
Airlines - 2.7%
AMR Corporation (a)	20,200	143,016
Continental Airlines, Inc. - Class B (a)	6,200	155,124
Copa Holdings, S.A. - Class A	800	41,320
Hawaiian Holdings, Inc. (a)	25,500	153,000
UAL Corporation (a)	6,800	161,432
US Airways Group, Inc. (a)	14,900	161,665
		815,557
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	579	21,168
USG Corporation (a)	740	8,895
		30,063
Commercial Services & Supplies - 1.6%
ACCO Brands Corporation (a)	22,318	132,123
Consolidated Graphics, Inc. (a)	1,208	51,908
Cornell Companies, Inc. (a)	1,700	47,481
Healthcare Services Group, Inc.	6,200	138,508
Schawk, Inc.	3,600	53,388
UniFirst Corporation	1,389	61,060
		484,468
Construction & Engineering - 1.3%
AECOM Technology Corporation (a)	2,700	65,178
Chicago Bridge & Iron Company N.V. (a)	2,000	45,020
EMCOR Group, Inc. (a)	3,100	80,631
Great Lakes Dredge & Dock Corporation	9,128	51,117
KBR, Inc.	6,800	152,184
		394,130
Electrical Equipment - 0.9%
A123 Systems, Inc. (a)	4,160	44,845
Acuity Brands, Inc.	200	8,426
EnerSys, Inc. (a)	1,700	41,174
Hubbell, Inc.	1,300	61,347
Regal-Beloit Corporation	800	48,664
Thomas & Betts Corporation (a)	1,400	55,496
		259,952
Machinery - 5.2%
Alamo Group, Inc.	2,315	54,240
Altra Holdings, Inc. (a)	4,668	67,686
Ampco-Pittsburgh Corporation	200	4,802
Blount International, Inc. (a)	4,600	48,990
Chart Industries, Inc. (a)	4,474	79,682

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Industrials - 21.0% (Continued)
Machinery - 5.2% (Continued)
Crane Company	1,700	$60,418
Gardner Denver, Inc.	700	35,539
Graham Corporation	165	2,661
Greenbrier Companies, Inc. (The) (a)	11,150	145,619
Harsco Corporation	2,000	46,320
IDEX Corporation	2,000	64,340
Kadant, Inc. (a)	1,220	23,778
Kaydon Corporation	3,800	144,362
Lincoln Electric Holdings, Inc.	1,200	66,264
Lydall, Inc. (a)	7,000	50,050
Manitowoc Company, Inc. (The)	14,000	145,040
NACCO Industries, Inc. - Class A	550	48,972
Pentair, Inc.	4,500	153,900
Sauer-Danfoss, Inc. (a)	2,300	34,270
SPX Corporation	1,200	71,472
Terex Corporation (a)	200	3,948
Thermadyne Holdings Corporation (a)	1,700	23,205
Timken Company	1,500	50,430
Trimas Corporation (a)	5,356	63,951
WABCO Holdings, Inc. (a)	900	34,812
Westport Innovations, Inc. (a)	500	9,945
Xerium Technologies, Inc. (a)	3,900	51,285
		1,585,981
Marine - 0.5%
Diana Shipping, Inc. (a)	500	6,610
Eagle Bulk Shipping, Inc. (a)	2,400	11,616
Excel Maritime Carriers Ltd. (a)	1,100	6,776
Horizon Lines, Inc.	23,820	110,525
International Shipholding Corporation	687	17,134
Navios Maritime Holdings, Inc.	2,500	14,025
Seaspan Corporation	100	1,128
		167,814
Professional Services - 1.3%
Heidrick & Struggles International, Inc.	7,200	144,720
Kforce, Inc. (a)	3,200	43,232
School Specialty, Inc. (a)	4,800	92,016
TrueBlue, Inc. (a)	4,380	56,370
Volt Information Sciences, Inc. (a)	6,401	57,161
		393,499
Road & Rail - 1.5%
AMERCO (a)	1,300	88,621
Dollar Thrifty Automotive Group, Inc. (a)	400	19,948
Ryder System, Inc.	3,400	148,478
USA Truck, Inc. (a)	1,658	27,175
YRC Worldwide, Inc. (a)	431,844	170,578
		454,800
Trading Companies & Distributors - 3.0%
Aircastle Ltd.	8,380	76,593

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Industrials - 21.0% (Continued)
Trading Companies & Distributors - 3.0% (Continued)
CAI International, Inc. (a)	5,151	$67,324
GATX Corporation	5,300	149,778
Lawson Products, Inc.	71	1,264
RSC Holdings, Inc. (a)	18,600	145,452
Textainer Group Holdings Ltd.	2,900	79,170
Titan Machinery, Inc. (a)	6,900	98,463
United Rentals, Inc. (a)	12,500	164,750
Watsco, Inc.	2,200	122,562
		905,356
Information Technology - 17.4%
Communications Equipment - 2.6%
Alvarion Ltd. (a)	1,110	2,353
Arris Group, Inc. (a)	700	6,524
Aviat Networks, Inc. (a)	10,100	40,804
Brocade Communications Systems, Inc. (a)	10,822	53,569
Ciena Corporation (a)	500	6,545
CommScope, Inc. (a)	200	4,068
Comtech Telecommunications Corporation (a)	3,260	70,318
EchoStar Corporation - Class A (a)	2,589	49,450
Infinera Corporation (a)	16,760	151,678
Ixia (a)	6,200	68,076
JDS Uniphase Corporation (a)	140	1,519
Oclaro, Inc. (a)	3,800	46,854
Orckit Communications Ltd. (a)	333	922
Polycom, Inc. (a)	800	23,744
SeaChange International, Inc. (a)	11,300	101,248
Sonus Networks, Inc. (a)	17,070	49,162
Sycamore Networks, Inc. (a)	2,225	51,798
Tellabs, Inc.	9,800	68,404
		797,036
Computers & Peripherals - 2.0%
3PAR, Inc. (a)	2,240	22,624
ADPT Corporation (a)	12,900	39,345
Compellent Technologies, Inc. (a)	300	4,023
Diebold, Inc.	1,600	45,792
Isilon Systems, Inc. (a)	8,000	140,320
Logitech International, S.A. (a)	1,300	20,462
NCR Corporation (a)	10,000	137,000
QLogic Corporation (a)	3,400	54,128
STEC, Inc. (a)	900	14,040
Synaptics, Inc. (a)	4,100	128,330
		606,064
Electronic Equipment, Instruments & Components - 2.7%
Agilysys, Inc. (a)	12,901	102,305
Arrow Electronics, Inc. (a)	2,000	49,580
AVX Corporation	3,550	49,984
China Security & Surveillance Technology, Inc. (a)	2,500	14,350
CPI International, Inc. (a)	3,523	49,569
DDi Corporation	6,400	57,984

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Information Technology - 17.4% (Continued)
Electronic Equipment, Instruments & Components - 2.7% (Continued)
Gerber Scientific, Inc. (a)	9,785	$56,166
Ingram Micro, Inc. - Class A (a)	4,100	67,773
Itron, Inc. (a)	600	39,042
L-1 Identity Solutions, Inc. (a)	18,460	150,633
Multi-Fineline Electronix, Inc. (a)	2,689	68,139
National Instruments Corporation	1,500	47,850
Viasystems Group, Inc. (a)	300	4,626
Vishay Intertechnology, Inc. (a)	6,800	57,732
		815,733
Internet Software & Services - 1.1%
AOL, Inc. (a)	440	9,205
Dice Holdings, Inc. (a)	8,003	65,625
Digital River, Inc. (a)	100	2,629
GigaMedia Ltd. (a)	72	155
Limelight Networks, Inc. (a)	17,301	73,529
Rackspace Hosting, Inc. (a)	40	748
RADVision Ltd. (a)	1,200	8,244
Saba Software, Inc. (a)	8,500	41,735
TechTarget, Inc. (a)	6,785	39,285
Terremark Worldwide, Inc. (a)	11,700	105,066
		346,221
IT Services - 1.6%
Acxiom Corporation (a)	3,186	48,873
Broadridge Financial Solutions, Inc.	3,200	64,960
CoreLogic, Inc.	2,500	50,075
Dynamics Research Corporation (a)	755	7,339
Global Payments, Inc.	4,100	154,693
iGATE Corporation	2,900	51,475
Syntel, Inc.	1,300	53,638
TeleTech Holdings, Inc. (a)	3,500	48,650
Unisys Corporation (a)	340	9,183
		488,886
Semiconductors & Semiconductor Equipment - 5.0%
Amkor Technology, Inc. (a)	9,600	55,392
Atheros Communications, Inc. (a)	480	12,691
Atmel Corporation (a)	7,000	36,610
Axcelis Technologies, Inc. (a)	19,864	33,173
Cavium Networks, Inc. (a)	200	5,366
Cirrus Logic, Inc. (a)	8,000	156,000
Energy Conversion Devices, Inc. (a)	1,768	8,557
Entegris, Inc. (a)	12,550	57,856
Evergreen Solar, Inc. (a)	5,569	3,676
EZchip Semiconductor Ltd. (a)	700	15,498
Fairchild Semiconductor International, Inc. (a)	8,900	80,812
GSI Technology, Inc. (a)	5,800	39,440
Integrated Device Technology, Inc. (a)	200	1,162
Kulicke & Soffa Industries, Inc. (a)	1,048	7,043
Lattice Semiconductor Corporation (a)	8,700	48,372
MEMC Electronic Materials, Inc. (a)	13,400	128,104

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Information Technology - 17.4% (Continued)
Semiconductors & Semiconductor Equipment - 5.0% (Continued)
Micrel, Inc.	14,300	$138,996
MKS Instruments, Inc. (a)	300	6,438
National Semiconductor Corporation	6,600	91,080
OmniVision Technologies, Inc. (a)	100	2,231
ON Semiconductor Corporation (a)	7,900	53,325
PMC-Sierra, Inc. (a)	4,400	35,640
Rambus, Inc. (a)	400	7,860
RF Micro Devices, Inc. (a)	6,820	28,439
Rubicon Technology, Inc. (a)	500	15,125
Silicon Laboratories, Inc. (a)	400	16,020
Spansion, Inc. (a)	2,800	47,096
Teradyne, Inc. (a)	320	3,443
TriQuint Semiconductor, Inc. (a)	1,040	7,207
Varian Semiconductor Equipment Associates, Inc. (a)	1,300	36,738
Veeco Instruments, Inc. (a)	3,700	160,210
Verigy Ltd. (a)	13,100	116,590
Virage Logic Corporation (a)	4,741	56,655
		1,512,845
Software - 2.4%
ArcSight, Inc. (a)	800	20,008
Ariba, Inc. (a)	400	6,388
Cadence Design Systems, Inc. (a)	200	1,392
Deltek, Inc. (a)	5,640	42,300
Guidance Software, Inc. (a)	1,300	6,201
Informatica Corporation (a)	800	24,104
Lawson Software, Inc. (a)	12,300	98,031
NetSuite, Inc. (a)	400	5,936
Novell, Inc. (a)	8,300	50,132
Parametric Technology Corporation (a)	8,300	148,902
Sonic Solutions, Inc. (a)	1,100	8,657
Sourcefire, Inc. (a)	400	8,536
SS&C Technologies Holdings, Inc. (a)	2,500	42,750
THQ, Inc. (a)	17,100	77,976
TiVo, Inc. (a)	15,360	131,789
VirnetX Holding Corporation (a)	7,198	44,267
Websense, Inc. (a)	100	1,856
		719,225
Materials - 5.2%
Chemicals - 1.9%
Cabot Corporation	1,900	56,050
Chase Corporation	262	3,684
Cytec Industries, Inc.	1,000	49,920
Ferro Corporation (a)	15,000	160,050
Flotek Industries, Inc. (a)	2,800	3,276
Huntsman Corporation	700	7,329
KMG Chemicals, Inc.	4,800	72,816
Rockwood Holdings, Inc. (a)	5,200	151,892
Solutia, Inc. (a)	400	5,644

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Materials - 5.2% (Continued)
Chemicals - 1.9% (Continued)
Valspar Corporation (The)	1,900	$59,679
		570,340
Construction Materials - 0.0%
Headwaters, Inc. (a)	400	1,384
United States Lime & Minerals, Inc. (a)	300	12,816
		14,200
Containers & Packaging - 0.3%
Boise, Inc. (a)	1,100	6,589
Packaging Corporation of America	2,600	62,400
Sonoco Products Company	600	19,620
		88,609
Metals & Mining - 2.9%
Allied Nevada Gold Corporation (a)	400	6,900
Carpenter Technology Corporation	1,300	45,435
Century Aluminum Company (a)	16,000	166,880
Coeur d'Alene Mines Corporation (a)	400	6,092
Commercial Metals Company	1,000	14,390
Compass Minerals International, Inc.	2,100	148,449
General Moly, Inc. (a)	3,391	11,258
Hecla Mining Company (a)	30,500	150,670
Minefinders Corporation Ltd. (a)	3,100	26,567
New Gold, Inc. (a)	200	994
North American Palladium Ltd. (a)	6,600	21,978
Northern Dynasty Minerals Ltd. (a)	1,250	8,600
Reliance Steel & Aluminum Company	1,200	47,136
Seabridge Gold, Inc. (a)	300	7,686
Stillwater Mining Company (a)	240	3,305
Taseko Mines Ltd. (a)	15,500	63,085
Walter Energy, Inc.	2,100	149,730
		879,155
Paper & Forest Products - 0.1%
Louisiana-Pacific Corporation (a)	5,500	40,040

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	1,200	1,356
tw telecom, inc. (a)	3,100	58,652
Vonage Holdings Corporation (a)	18,800	46,060
		106,068
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc. (a)	2,100	24,969

Utilities - 1.6%
Electric Utilities - 1.2%
DPL, Inc.	2,100	53,151
ITC Holdings Corporation	2,600	147,524
NV Energy, Inc.	3,900	49,530
Portland General Electric Company	3,400	64,940

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Utilities - 1.6% (Continued)
Electric Utilities - 1.2% (Continued)
UIL Holdings Corporation	2,100	$57,225
		372,370
Gas Utilities - 0.4%
AGL Resources, Inc.	1,501	57,038
Questar Corporation	500	8,225
UGI Corporation	1,800	48,528
		113,791

Total Common Stocks (Cost $28,931,451)		$29,764,015

MONEY MARKET FUNDS - 0.6%	Shares	Value
UMB Money Market Fiduciary, 0.03% (c) (Cost $186,441)	186,441	$186,441

Total Investments at Value - 98.3% (Cost $29,117,892)		$29,950,456

Other Assets in Excess of Liabilities - 1.7%		525,011

Net Assets - 100.0%		$30,475,467

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Fair Value priced (Note 1). Fair valued securities totaled $592 at July 31, 2010, representing 0.0% of net assets.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2010.

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2010 (Unaudited)

1.    Securities valuation

The portfolio securities of the TFS Market Neutral Fund and the TFS Small Cap Fund (the “Funds”) are valued at their value as of the close of the regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the TFS Capital Investment Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in their entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of July 31, 2010:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$930,864,966	$54,733	$-	$930,919,699
Common Stocks – Sold Short	(646,452,004)	-	-	(646,452,004)
Closed-End Funds	55,291,865	-	-	55,291,865
Exchange-Traded Funds	764,408	-	-	764,408
Exchange-Traded Funds – Sold Short	(30,586)	-	-	(30,586)
Rights – Sold Short	-	(1,353)	-	(1,353)
Warrants	1,185	-	-	1,185
Money Market Funds	59,105,595	-	-	59,105,595
Total	$399,545,429	$53,380	-	$399,598,809

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$29,763,423	$592	$-	$29,764,015
Money Market Funds	186,441	-	-	186,441
Total	$29,949,864	$592	$-	$29,950,456

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the securities valued using Level 1 and Level 2 inputs by security type and industry type.  During the quarter ended July 31, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Funds as of or during the quarter ended July 31, 2010.

2.     Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.     Federal income tax

The following information is computed on a tax basis for each item as of July 31, 2010:

	TFS Market Neutral Fund	TFS Small Cap Fund

Tax cost of portfolio investments and securities sold short	$440,195,625	$29,626,448

Gross unrealized appreciation	$75,896,733	$1,337,820
Gross unrealized depreciation	(116,493,549)	(1,013,812)

Net unrealized appreciation (depreciation)	$(40,596,816)	$324,008

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President
Date	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President
Date	September 29, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	September 29, 2010

* Print the name and title of each signing officer under his or her signature.